UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21714

MML Series Investment Fund II
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)

Douglas Steele
1295 State Street, Springfield, MA 01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(413) 744-1000

Date of fiscal year end:	12/31/2025

Date of reporting period:	12/31/2025

Item 1. Reports to Stockholders.

(a)	The Reports to Stockholders are attached herewith.

MML Blend Fund
Initial Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Blend Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$48	0.45%
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom Balanced Index:
• Asset allocation within fixed income contributed to performance.
• The iShares® 5-10 Year Investment Grade Corporate Bond ETF outperformed and contributed to returns.
• The iShares Core Total USD Bond Market ETF contributed to performance.
Top detractors to the Fund’s performance relative to the Custom Balanced Index:
• Style allocation, particularly to small-cap stocks, detracted from returns.
• The iShares Core S&P Total U.S. Stock Market ETF detracted from returns.
MM202912-309770	PAGE 1	TSR-AR-2BACF

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	12.84%	7.86%	9.21%
Russell 3000 Index	17.15%	13.15%	14.29%
Lipper Balanced Fund Index	13.40%	6.77%	8.18%
Custom Balanced Index	13.76%	8.49%	9.85%
The Custom Balanced Index is a hypothetical custom index which comprises the S&P 500® Index and Bloomberg U.S. Aggregate Bond Index. The weightings of each index are 60% and 40%, respectively.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$684.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	10
Total Advisory Fees Paid During the Reporting Period	$2,831,091
Portfolio Turnover Rate	6%
MM202912-309770	PAGE 2	TSR-AR-2BACF

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	60.3%
Fixed Income Funds	39.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-2BACF

MML Blend Fund
Service Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Blend Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$74	0.70%
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Custom Balanced Index:
• Asset allocation within fixed income contributed to performance.
• The iShares® 5-10 Year Investment Grade Corporate Bond ETF outperformed and contributed to returns.
• The iShares Core Total USD Bond Market ETF contributed to performance.
Top detractors to the Fund’s performance relative to the Custom Balanced Index:
• Style allocation, particularly to small-cap stocks, detracted from returns.
• The iShares Core S&P Total U.S. Stock Market ETF detracted from returns.
MM202912-309770	PAGE 1	TSR-AR-2BACG

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	12.56%	7.59%	8.93%
Russell 3000 Index	17.15%	13.15%	14.29%
Lipper Balanced Fund Index	13.40%	6.77%	8.18%
Custom Balanced Index	13.76%	8.49%	9.85%
The Custom Balanced Index is a hypothetical custom index which comprises the S&P 500® Index and Bloomberg U.S. Aggregate Bond Index. The weightings of each index are 60% and 40%, respectively.
The Fund’s investment objective and investment strategy changed on November 18, 2020. The performance results shown above would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$684.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	10
Total Advisory Fees Paid During the Reporting Period	$2,831,091
Portfolio Turnover Rate	6%
MM202912-309770	PAGE 2	TSR-AR-2BACG

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	60.3%
Fixed Income Funds	39.6%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-2BACG

MML Equity Fund
Initial Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$47	0.43%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the financial services sector.
• Stock selection within the health care sector.
• An underweight allocation to the real estate sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the communication services sector.
• An underweight allocation to the information technology sector.
• An underweight allocation to the health care sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-2BAKF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	17.49%	13.75%	11.23%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$899.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	234
Total Advisory Fees Paid During the Reporting Period	$3,463,819
Portfolio Turnover Rate	62%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.5%
Johnson & Johnson	4.4%
Exxon Mobil Corp.	3.7%
Bank of America Corp.	2.9%
Morgan Stanley	2.4%
Wells Fargo & Co.	2.4%
Goldman Sachs Group, Inc.	2.3%
Walt Disney Co.	2.2%
PepsiCo, Inc.	2.1%
QUALCOMM, Inc.	2.0%

Sectors (% of Total Investments)
Financials	31.1%
Health Care	17.4%
Energy	8.6%
Industrials	8.3%
Consumer Discretionary	7.1%
Consumer Staples	6.4%
Communication Services	6.2%
Information Technology	5.4%
Materials	3.9%
Utilities	2.9%
Exchange-Traded Funds	1.8%
Real Estate	0.2%
MM202912-309770	PAGE 2	TSR-AR-2BAKF

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-2BAKF

MML Equity Fund
Service Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$74	0.68%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Value Index:
• Stock selection within the financial services sector.
• Stock selection within the health care sector.
• An underweight allocation to the real estate sector.
Top detractors to the Fund’s performance relative to the Russell 1000 Value Index:
• Stock selection within the communication services sector.
• An underweight allocation to the information technology sector.
• An underweight allocation to the health care sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-2BAKG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	17.20%	13.47%	10.96%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 1000 Value Index	15.91%	11.33%	10.53%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$899.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	234
Total Advisory Fees Paid During the Reporting Period	$3,463,819
Portfolio Turnover Rate	62%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
JP Morgan Chase & Co.	5.5%
Johnson & Johnson	4.4%
Exxon Mobil Corp.	3.7%
Bank of America Corp.	2.9%
Morgan Stanley	2.4%
Wells Fargo & Co.	2.4%
Goldman Sachs Group, Inc.	2.3%
Walt Disney Co.	2.2%
PepsiCo, Inc.	2.1%
QUALCOMM, Inc.	2.0%

Sectors (% of Total Investments)
Financials	31.1%
Health Care	17.4%
Energy	8.6%
Industrials	8.3%
Consumer Discretionary	7.1%
Consumer Staples	6.4%
Communication Services	6.2%
Information Technology	5.4%
Materials	3.9%
Utilities	2.9%
Exchange-Traded Funds	1.8%
Real Estate	0.2%
MM202912-309770	PAGE 2	TSR-AR-2BAKG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-2BAKG

MML Inflation-Protected and Income Fund
Initial Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Inflation-Protected and Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$65	0.63%
HOW DID THE FUND PERFORM?
Global fixed income markets delivered solid positive returns during the period, despite volatility driven by shifting monetary policies, geopolitical tensions, and trade uncertainty. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Fund inflation component contributed to returns.
• Exposure to short maturity TIPS contributed to performance.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• The financing costs of TIPS total return swaps within the income component detracted from performance.
• Lower net income from the income component of the Fund.
• Underperformance of asset-backed securities (ABS) within the income component of the Fund.
MM202912-309770	PAGE 1	TSR-AR-ITJLF

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	5.89%	1.12%	3.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	7.01%	1.12%	3.09%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$161.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	181
Total Advisory Fees Paid During the Reporting Period	$957,744
Portfolio Turnover Rate	88%
MM202912-309770	PAGE 2	TSR-AR-ITJLF

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	63.1%
U.S. Treasury Obligations	23.4%
Commercial Paper	7.5%
Corporate Debt	2.6%
U.S. Government Agency Obligations and Instrumentalities	1.4%
Exchange-Traded Funds	1.1%
Repurchase Agreement	0.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to April 25, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61% and 0.86% for Initial Class and Service Class shares, respectively.
On April 25, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.64% and 0.89% for Initial Class and Service Class shares, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJLF

MML Inflation-Protected and Income Fund
Service Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Inflation-Protected and Income Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$90	0.88%
HOW DID THE FUND PERFORM?
Global fixed income markets delivered solid positive returns during the period, despite volatility driven by shifting monetary policies, geopolitical tensions, and trade uncertainty. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Fund inflation component contributed to returns.
• Exposure to short maturity TIPS contributed to performance.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• The financing costs of TIPS total return swaps within the income component detracted from performance.
• Lower net income from the income component of the Fund.
• Underperformance of asset-backed securities (ABS) within the income component of the Fund.
MM202912-309770	PAGE 1	TSR-AR-ITJLG

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	5.57%	0.85%	2.89%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L)	7.01%	1.12%	3.09%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$161.6
Total Number of Portfolio Holdings (includes derivative positions, if any)	181
Total Advisory Fees Paid During the Reporting Period	$957,744
Portfolio Turnover Rate	88%
MM202912-309770	PAGE 2	TSR-AR-ITJLG

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	63.1%
U.S. Treasury Obligations	23.4%
Commercial Paper	7.5%
Corporate Debt	2.6%
U.S. Government Agency Obligations and Instrumentalities	1.4%
Exchange-Traded Funds	1.1%
Repurchase Agreement	0.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Prior to April 25, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.61% and 0.86% for Initial Class and Service Class shares, respectively.
On April 25, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.64% and 0.89% for Initial Class and Service Class shares, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJLG

MML Invesco Discovery Large Cap Fund
Service Class I
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Invesco Discovery Large Cap Fund (the “Fund”) for the period of November 14, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Service Class I	$13	1.03%
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.

U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Sector allocation was the primary driver of relative performance.
• Stock selection was positive within the information technology sector.
• An underweight allocation to the financials sector contributed positively to relative performance.
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection was negative within the health care sector.
• Stock selection was negative within the consumer discretionary sector.
• Stock selection was negative within the communication services sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (November 14, 2025 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT8WG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

Since Inception (11/14/2025)
Service Class I - without sales charge	1.10%
S&P 500 Index	14.51%
Russell 1000 Growth Index	6.46%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$344.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	49
Total Advisory Fees Paid During the Reporting Period	$229,320
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	12.5%
Microsoft Corp.	8.6%
Alphabet, Inc. Class C	7.2%
Amazon.com, Inc.	6.2%
Broadcom, Inc.	5.6%
Apple, Inc.	5.5%
Meta Platforms, Inc. Class A	4.0%
AppLovin Corp. Class A	2.4%
Tesla, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%

Sectors (% of Total Investments)
Information Technology	47.3%
Communication Services	13.8%
Consumer Discretionary	12.0%
Industrials	9.2%
Financials	6.8%
Health Care	6.2%
Real Estate	2.1%
Energy	1.1%
Consumer Staples	0.9%
Utilities	0.6%
MM202912-309770	PAGE 2	TSR-AR-IT8WG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IT8WG

MML Invesco Discovery Large Cap Fund
Class II
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Invesco Discovery Large Cap Fund (the “Fund”) for the period of November 14, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Class II	$10	0.78%
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.

U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 1000® Growth Index:
• Sector allocation was the primary driver of relative performance.
• Stock selection was positive within the information technology sector.
• An underweight allocation to the financials sector contributed positively to relative performance.
Top detractors to the Fund’s performance relative to the Russell 1000 Growth Index:
• Stock selection was negative within the health care sector.
• Stock selection was negative within the consumer discretionary sector.
• Stock selection was negative within the communication services sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (November 14, 2025 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT8WF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

Since Inception (11/14/2025)
Class II - without sales charge	1.10%
S&P 500 Index	14.51%
Russell 1000 Growth Index	6.46%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$344.5
Total Number of Portfolio Holdings (includes derivative positions, if any)	49
Total Advisory Fees Paid During the Reporting Period	$229,320
Portfolio Turnover Rate	10%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
NVIDIA Corp.	12.5%
Microsoft Corp.	8.6%
Alphabet, Inc. Class C	7.2%
Amazon.com, Inc.	6.2%
Broadcom, Inc.	5.6%
Apple, Inc.	5.5%
Meta Platforms, Inc. Class A	4.0%
AppLovin Corp. Class A	2.4%
Tesla, Inc.	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.3%

Sectors (% of Total Investments)
Information Technology	47.3%
Communication Services	13.8%
Consumer Discretionary	12.0%
Industrials	9.2%
Financials	6.8%
Health Care	6.2%
Real Estate	2.1%
Energy	1.1%
Consumer Staples	0.9%
Utilities	0.6%
MM202912-309770	PAGE 2	TSR-AR-IT8WF

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IT8WF

MML Invesco Discovery Mid Cap Fund
Service Class I
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Invesco Discovery Mid Cap Fund (the “Fund”) for the period of November 14, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Service Class I	$14	1.10%
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.

U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Sector allocation was the primary contributor to relative performance.
• Stock selection was positive within the information technology sector.
• Stock selection was positive within the health care sector.
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index
• Stock selection was negative within the industrials sector.
• Stock selection was negative within the consumer discretionary sector.
• An underweight allocation to the consumer discretionary sector detracted from relative performance.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (November 14, 2025 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT8XG

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

Since Inception (11/14/2025)
Service Class I - without sales charge	0.60%
Russell 3000 Index	15.49%
Russell Midcap Growth Index	0.28%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$265.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	76
Total Advisory Fees Paid During the Reporting Period	$207,376
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hilton Worldwide Holdings, Inc.	3.6%
Howmet Aerospace, Inc.	3.2%
Monolithic Power Systems, Inc.	2.9%
Quanta Services, Inc.	2.6%
Comfort Systems USA, Inc.	2.6%
Cencora, Inc.	2.4%
Lumentum Holdings, Inc.	2.2%
Cloudflare, Inc. Class A	2.2%
Flex Ltd.	2.1%
CBRE Group, Inc. Class A	2.0%

Sectors (% of Total Investments)
Industrials	27.4%
Information Technology	22.1%
Health Care	15.4%
Consumer Discretionary	14.2%
Financials	8.9%
Communication Services	2.6%
Utilities	2.4%
Real Estate	2.0%
Energy	1.6%
Consumer Staples	1.2%
Materials	0.7%
MM202912-309770	PAGE 2	TSR-AR-IT8XG

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IT8XG

MML Invesco Discovery Mid Cap Fund
Class II
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Invesco Discovery Mid Cap Fund (the “Fund”) for the period of November 14, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
Class II	$11	0.85%
1	The expenses shown in this table are for less than a full reporting period. The expenses paid over a full reporting period would be higher.
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.

U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell Midcap® Growth Index:
• Sector allocation was the primary contributor to relative performance.
• Stock selection was positive within the information technology sector.
• Stock selection was positive within the health care sector.
Top detractors to the Fund’s performance relative to the Russell Midcap Growth Index
• Stock selection was negative within the industrials sector.
• Stock selection was negative within the consumer discretionary sector.
• An underweight allocation to the consumer discretionary sector detracted from relative performance.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (November 14, 2025 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
MM202912-309770	PAGE 1	TSR-AR-IT8XF

The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

Since Inception (11/14/2025)
Class II - without sales charge	0.60%
Russell 3000 Index	15.49%
Russell Midcap Growth Index	0.28%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$265.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	76
Total Advisory Fees Paid During the Reporting Period	$207,376
Portfolio Turnover Rate	11%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Hilton Worldwide Holdings, Inc.	3.6%
Howmet Aerospace, Inc.	3.2%
Monolithic Power Systems, Inc.	2.9%
Quanta Services, Inc.	2.6%
Comfort Systems USA, Inc.	2.6%
Cencora, Inc.	2.4%
Lumentum Holdings, Inc.	2.2%
Cloudflare, Inc. Class A	2.2%
Flex Ltd.	2.1%
CBRE Group, Inc. Class A	2.0%

Sectors (% of Total Investments)
Industrials	27.4%
Information Technology	22.1%
Health Care	15.4%
Consumer Discretionary	14.2%
Financials	8.9%
Communication Services	2.6%
Utilities	2.4%
Real Estate	2.0%
Energy	1.6%
Consumer Staples	1.2%
Materials	0.7%
MM202912-309770	PAGE 2	TSR-AR-IT8XF

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IT8XF

MML Managed Bond Fund
Initial Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Managed Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$47	0.45%
HOW DID THE FUND PERFORM?
Global fixed income markets delivered solid positive returns during the period, despite volatility driven by shifting monetary policies, geopolitical tensions, and trade uncertainty. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Issue selection within commercial mortgage-backed securities (CMBS).
• Issue selection within corporate credit.
• An underweight allocation and issues selection within U.S. Treasury securities.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Underweight allocation to U.S. Treasury securities caused detraction due to interest rate effect given market rates declined.
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration.
• An overweight allocation to asset-backed securities (ABS).
MM202912-309770	PAGE 1	TSR-AR-ITIYF

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	7.85%	0.48%	2.64%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$719.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	382
Total Advisory Fees Paid During the Reporting Period	$2,854,520
Portfolio Turnover Rate	122%
MM202912-309770	PAGE 2	TSR-AR-ITIYF

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.3%
U.S. Government Agency Obligations and Instrumentalities	23.3%
Non-U.S. Government Agency Obligations	22.0%
U.S. Treasury Obligations	12.8%
Commercial Paper	2.5%
Investment of Cash Collateral from Securities Loaned	0.6%
Sovereign Debt Obligations	0.3%
Repurchase Agreement	0.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.57% and 0.82% for Initial Class and Service Class shares, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIYF

MML Managed Bond Fund
Service Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Managed Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$73	0.70%
HOW DID THE FUND PERFORM?
Global fixed income markets delivered solid positive returns during the period, despite volatility driven by shifting monetary policies, geopolitical tensions, and trade uncertainty. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Issue selection within commercial mortgage-backed securities (CMBS).
• Issue selection within corporate credit.
• An underweight allocation and issues selection within U.S. Treasury securities.
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Underweight allocation to U.S. Treasury securities caused detraction due to interest rate effect given market rates declined.
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration.
• An overweight allocation to asset-backed securities (ABS).
MM202912-309770	PAGE 1	TSR-AR-ITIYG

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	7.59%	0.23%	2.38%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$719.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	382
Total Advisory Fees Paid During the Reporting Period	$2,854,520
Portfolio Turnover Rate	122%
MM202912-309770	PAGE 2	TSR-AR-ITIYG

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.3%
U.S. Government Agency Obligations and Instrumentalities	23.3%
Non-U.S. Government Agency Obligations	22.0%
U.S. Treasury Obligations	12.8%
Commercial Paper	2.5%
Investment of Cash Collateral from Securities Loaned	0.6%
Sovereign Debt Obligations	0.3%
Repurchase Agreement	0.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective April 25, 2025, MML Investment Advisers, LLC agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.57% and 0.82% for Initial Class and Service Class shares, respectively.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIYG

MML Short-Duration Bond Fund
Class II
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Short-Duration Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$61	0.59%
HOW DID THE FUND PERFORM?
Global fixed income markets delivered solid positive returns during the period, despite volatility driven by shifting monetary policies, geopolitical tensions, and trade uncertainty. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• Selection within cash equivalent securities.
• Selection within the corporate bond sector.
• Selection within asset-backed securities (ABS).
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• An overweight allocation within cash equivalent securities.
• An underweight allocation to U.S. Treasury securities had a negative impact from interest rate effect given short-term rates declined.
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration.
MM202912-309770	PAGE 1	TSR-AR-IYFLF

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Class II - without sales charge	5.96%	2.56%	2.57%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Aggregate 1-3 Year Bond Index	5.39%	1.98%	2.08%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$107.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	268
Total Advisory Fees Paid During the Reporting Period	$388,447
Portfolio Turnover Rate	52%
MM202912-309770	PAGE 2	TSR-AR-IYFLF

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.6%
Non-U.S. Government Agency Obligations	36.2%
Commercial Paper	15.8%
Repurchase Agreement	1.2%
Sovereign Debt Obligations	0.6%
Investment of Cash Collateral from Securities Loaned	0.6%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFLF

MML Short-Duration Bond Fund
Service Class I
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML Short-Duration Bond Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$86	0.84%
HOW DID THE FUND PERFORM?
Global fixed income markets delivered solid positive returns during the period, despite volatility driven by shifting monetary policies, geopolitical tensions, and trade uncertainty. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• Selection within cash equivalent securities.
• Selection within the corporate bond sector.
• Selection within asset-backed securities (ABS).
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• An overweight allocation within cash equivalent securities.
• An underweight allocation to U.S. Treasury securities had a negative impact from interest rate effect given short-term rates declined.
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration.
MM202912-309770	PAGE 1	TSR-AR-IYFLG

Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class I - without sales charge	5.76%	2.30%	2.31%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Aggregate 1-3 Year Bond Index	5.39%	1.98%	2.08%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$107.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	268
Total Advisory Fees Paid During the Reporting Period	$388,447
Portfolio Turnover Rate	52%
MM202912-309770	PAGE 2	TSR-AR-IYFLG

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	45.6%
Non-U.S. Government Agency Obligations	36.2%
Commercial Paper	15.8%
Repurchase Agreement	1.2%
Sovereign Debt Obligations	0.6%
Investment of Cash Collateral from Securities Loaned	0.6%
U.S. Government Agency Obligations and Instrumentalities	0.0%

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-IYFLG

MML U.S. Government Money Market Fund
Initial Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML U.S. Government Money Market Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$53	0.52%
HOW DID THE FUND PERFORM?
Global fixed income markets delivered solid positive returns during the period, despite volatility driven by shifting monetary policies, geopolitical tensions, and trade uncertainty. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index:
• Selection effect from U.S. agency floating rate notes.
• U.S. treasury debt exposure.
Top detractors to the Fund’s performance relative to the FTSE 3 Month US T Bill Index:
• An overweight allocation in agency notes, which underperformed U.S. treasury notes.
• Exposure to repurchase agreement for daily liquidity management.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the
MM202912-309770	PAGE 1	TSR-AR-ITIZA

Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	3.79%	2.87%	1.80%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
FTSE 3 Month US T Bill Index	4.40%	3.31%	2.23%
The Fund’s name, investment objective, and investment strategy changed on May 1, 2016 when the Fund changed from a money market fund to a government money market fund. Performance results shown were achieved when the Fund could invest in types of securities that it is no longer able to hold. Future performance of the Fund may be lower as a result.
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$204.9
Total Number of Portfolio Holdings (includes derivative positions, if any)	16
Total Advisory Fees Paid During the Reporting Period	$922,687
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Discount Notes	46.2%
U.S. Treasury Bills	41.5%
Repurchase Agreement	12.3%
MM202912-309770	PAGE 2	TSR-AR-ITIZA

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITIZA

MML VIP BlackRock iShares® 60/40 Allocation Fund (formerly known as MML iShares® 60/40 Allocation Fund)
Class II
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML VIP BlackRock iShares® 60/40 Allocation Fund* (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at   https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$49	0.46%
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Asset allocation contributed positively to performance, particularly an overweight to international developed equity.
• The iShares Core MSCI International Developed Markets ETF contributed to performance.
• The iShares Core S&P 500 ETF contributed to performance.
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
MM202912-309770	PAGE 1	TSR-AR-IT25F

• The iShares 20+ Year Treasury Bond ETF detracted from performance.
• The iShares Core Dividend Growth ETF detracted from performance.
• The iShares Core S&P Total U.S. Stock Market ETF underperformed and detracted from performance.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 11, 2022 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	Since Inception (02/11/2022)
Class II - without sales charge	14.66%	6.72%
MSCI ACWI	22.34%	10.78%
Lipper Balanced Fund Index	13.40%	6.34%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$73.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Total Advisory Fees Paid During the Reporting Period	$185,557
Portfolio Turnover Rate	7%
MM202912-309770	PAGE 2	TSR-AR-IT25F

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	58.1%
Fixed Income Funds	38.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective November 14, 2025, the Fund’s name changed from the MML iShares 60/40 Allocation Fund to the MML VIP BlackRock iShares 60/40 Allocation Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

* iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.
MM202912-309770	PAGE 3	TSR-AR-IT25F

MML VIP BlackRock iShares® 60/40 Allocation Fund (formerly known as MML iShares® 60/40 Allocation Fund)
Service Class I
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML VIP BlackRock iShares® 60/40 Allocation Fund* (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at   https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$76	0.71%
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Asset allocation contributed positively to performance, particularly an overweight to international developed equity.
• The iShares Core MSCI International Developed Markets ETF contributed to performance.
• The iShares Core S&P 500 ETF contributed to performance.
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
MM202912-309770	PAGE 1	TSR-AR-IT25G

• The iShares 20+ Year Treasury Bond ETF detracted from performance.
• The iShares Core Dividend Growth ETF detracted from performance.
• The iShares Core S&P Total U.S. Stock Market ETF underperformed and detracted from performance.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 11, 2022 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	Since Inception (02/11/2022)
Service Class I - without sales charge	14.31%	6.43%
MSCI ACWI	22.34%	10.78%
Lipper Balanced Fund Index	13.40%	6.34%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$73.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Total Advisory Fees Paid During the Reporting Period	$185,557
Portfolio Turnover Rate	7%
MM202912-309770	PAGE 2	TSR-AR-IT25G

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	58.1%
Fixed Income Funds	38.9%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective November 14, 2025, the Fund’s name changed from the MML iShares 60/40 Allocation Fund to the MML VIP BlackRock iShares 60/40 Allocation Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

* iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.
MM202912-309770	PAGE 3	TSR-AR-IT25G

MML VIP BlackRock iShares® 80/20 Allocation Fund (formerly known as MML iShares® 80/20 Allocation Fund)
Class II
Annual Shareholder Report | December 31, 2025
This  annual shareholder report contains important information about the MML VIP BlackRock iShares® 80/20 Allocation Fund* (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$50	0.46%
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Asset allocation contributed positively to performance, particularly an overweight to international developed equity.
• The iShares Core MSCI International Developed Markets ETF contributed to performance.
• The iShares Core S&P 500 ETF contributed to performance.
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
MM202912-309770	PAGE 1	TSR-AR-IT26F

• The iShares 20+ Year Treasury Bond ETF detracted from performance.
• The iShares Core Dividend Growth ETF detracted from performance.
• The iShares Core S&P Total U.S. Stock Market ETF underperformed and detracted from performance.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 11, 2022 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	Since Inception (02/11/2022)
Class II - without sales charge	17.14%	8.63%
MSCI ACWI	22.34%	10.78%
Lipper Balanced Fund Index	13.40%	6.34%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$161.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Total Advisory Fees Paid During the Reporting Period	$356,746
Portfolio Turnover Rate	6%
MM202912-309770	PAGE 2	TSR-AR-IT26F

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	76.6%
Fixed Income Funds	19.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective November 14, 2025, the Fund’s name changed from the MML iShares 80/20 Allocation Fund to the MML VIP BlackRock iShares 80/20 Allocation Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

* iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.
MM202912-309770	PAGE 3	TSR-AR-IT26F

MML VIP BlackRock iShares® 80/20 Allocation Fund (formerly known as MML iShares® 80/20 Allocation Fund)
Service Class I
Annual Shareholder Report | December 31, 2025
This  annual shareholder report contains important information about the MML VIP BlackRock iShares® 80/20 Allocation Fund* (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class I	$77	0.71%
HOW DID THE FUND PERFORM?
Global equity and fixed income markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness. Meanwhile, both the European Central Bank and Bank of England lowered their respective policy rates during the period, due to lower inflation and slowing economic growth. The Bank of Japan continued its policy normalization with two rate increases.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Within global bond markets, the yield to maturity of the Bloomberg Global Aggregate Bond Index experienced a modest decline, with small gains from narrowing credit spreads. Non-U.S. dollar debt made a significant contribution to overall results, with the U.S. Aggregate and Pan-European Aggregate indices among the strongest contributors.
In the U.S. fixed income markets, agency mortgage-backed securities led the way generating the highest excess returns, followed closely by corporate bonds (excess returns referring to return relative to comparable duration U.S. treasury bonds). Developed markets displayed strong performance, and emerging market debt saw even greater total returns driven by attractive yields and favorable local currency performance. Overall, despite a complex macroeconomic environment, fixed income markets proved resilient, with broad-based strength across sectors and regions.
Top contributors to the Fund’s performance relative to the Lipper Balanced Fund Index:
• Asset allocation contributed positively to performance, particularly an overweight to international developed equity.
• The iShares Core MSCI International Developed Markets ETF contributed to performance.
• The iShares Core S&P 500 ETF contributed to performance.
Top detractors to the Fund’s performance relative to the Lipper Balanced Fund Index:
MM202912-309770	PAGE 1	TSR-AR-IT26G

• The iShares 20+ Year Treasury Bond ETF detracted from performance.
• The iShares Core Dividend Growth ETF detracted from performance.
• The iShares Core S&P Total U.S. Stock Market ETF underperformed and detracted from performance.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (February 11, 2022 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	Since Inception (02/11/2022)
Service Class I - without sales charge	16.90%	8.37%
MSCI ACWI	22.34%	10.78%
Lipper Balanced Fund Index	13.40%	6.34%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$161.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	13
Total Advisory Fees Paid During the Reporting Period	$356,746
Portfolio Turnover Rate	6%
MM202912-309770	PAGE 2	TSR-AR-IT26G

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Sectors (% of Total Investments)
Equity Funds	76.6%
Fixed Income Funds	19.2%
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective November 14, 2025, the Fund’s name changed from the MML iShares 80/20 Allocation Fund to the MML VIP BlackRock iShares 80/20 Allocation Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

* iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.
MM202912-309770	PAGE 3	TSR-AR-IT26G

MML VIP Invesco Small Cap Equity Fund (formerly known as MML Small Cap Equity Fund)
Initial Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML VIP Invesco Small Cap Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$74	0.71%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection within the information technology sector.
• Stock selection within the financials sector.
• Stock selection within the real estate sector.
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Stock selection within the industrials sector.
• Stock selection within the energy sector.
• Allocation and selection within the materials sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the
MM202912-309770	PAGE 1	TSR-AR-ITJHF

Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Initial Class - without sales charge	8.86%	8.38%	10.73%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$128.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	95
Total Advisory Fees Paid During the Reporting Period	$798,229
Portfolio Turnover Rate	42%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
PennyMac Financial Services, Inc.	2.1%
American Healthcare REIT, Inc.	2.1%
ADMA Biologics, Inc.	1.8%
Columbia Banking System, Inc.	1.8%
Enpro, Inc.	1.8%
BrightSpring Health Services, Inc.	1.7%
Guardant Health, Inc.	1.7%
Wintrust Financial Corp.	1.7%
Zurn Elkay Water Solutions Corp.	1.6%
Bridgebio Pharma, Inc.	1.6%

Sectors (% of Total Investments)
Financials	20.2%
Industrials	19.9%
Health Care	15.4%
Information Technology	14.8%
Consumer Discretionary	11.7%
Real Estate	6.4%
Energy	4.3%
Materials	3.9%
Utilities	1.6%
Consumer Staples	0.5%
MM202912-309770	PAGE 2	TSR-AR-ITJHF

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective November 14, 2025, the Fund’s name changed from the MML Small Cap Equity Fund to the MML VIP Invesco Small Cap Equity Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJHF

MML VIP Invesco Small Cap Equity Fund (formerly known as MML Small Cap Equity Fund)
Service Class
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the MML VIP Invesco Small Cap Equity Fund (the “Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.massmutual.com/product-performance/variable-insurance-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$100	0.96%
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period despite ongoing geopolitical tensions, evolving trade policies, and shifting monetary conditions. Conflicts in Ukraine and the Middle East continued to affect sentiment, while political developments and heightened tariff activity—particularly between the U.S. and China—added complexity to global trade. The U.S. Federal Reserve implemented three 25 basis points rate cuts, lowering the target range down to 3.5%-3.75%, largely in response to moderating inflation and emerging signs of labor-market softness.
U.S. equities advanced, driven primarily by large-cap growth companies benefiting from the acceleration of artificial intelligence–related activity. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the materials and information technology sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation, in areas such as artificial intelligence, continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection within the information technology sector.
• Stock selection within the financials sector.
• Stock selection within the real estate sector.
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Stock selection within the industrials sector.
• Stock selection within the energy sector.
• Allocation and selection within the materials sector.
Performance shown is past performance and does not guarantee future results. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. The graph and table below assume reinvestment of dividends and capital gains distributions.
GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT (January 1, 2016 through December 31, 2025)
This graph shows the performance of a hypothetical $10,000 investment in the share class noted over a ten-year period or since inception, if shorter, as compared to the performance of a broad-based securities market index, and, if applicable, one or more indexes that MML Investment Advisers, LLC believes more closely reflects the market segments in which the
MM202912-309770	PAGE 1	TSR-AR-ITJHG

Fund invests or is a better comparison for the Fund’s investment strategy. This graph includes the deduction of the maximum applicable sales charge, if any.
The index or indexes shown in the graph and table are unmanaged, cannot be purchased directly, and, with the exception of any peer group index, do not incur expenses.
AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	8.59%	8.11%	10.46%
Russell 3000 Index	17.15%	13.15%	14.29%
Russell 2000 Index	12.81%	6.09%	9.62%
Performance results reflect any applicable waivers or expense limitations in effect during these periods, without which performance would have been lower. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/variable-insurance-funds or by calling  1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
WHAT ARE SOME KEY FUND STATISTICS? (as of December 31, 2025)

Total Net Assets (Millions)	$128.0
Total Number of Portfolio Holdings (includes derivative positions, if any)	95
Total Advisory Fees Paid During the Reporting Period	$798,229
Portfolio Turnover Rate	42%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
PennyMac Financial Services, Inc.	2.1%
American Healthcare REIT, Inc.	2.1%
ADMA Biologics, Inc.	1.8%
Columbia Banking System, Inc.	1.8%
Enpro, Inc.	1.8%
BrightSpring Health Services, Inc.	1.7%
Guardant Health, Inc.	1.7%
Wintrust Financial Corp.	1.7%
Zurn Elkay Water Solutions Corp.	1.6%
Bridgebio Pharma, Inc.	1.6%

Sectors (% of Total Investments)
Financials	20.2%
Industrials	19.9%
Health Care	15.4%
Information Technology	14.8%
Consumer Discretionary	11.7%
Real Estate	6.4%
Energy	4.3%
Materials	3.9%
Utilities	1.6%
Consumer Staples	0.5%
MM202912-309770	PAGE 2	TSR-AR-ITJHG

HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/variable-insurance-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
Effective November 14, 2025, the Fund’s name changed from the MML Small Cap Equity Fund to the MML VIP Invesco Small Cap Equity Fund.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, scan the QR code or visit https://www.massmutual.com/product-performance/variable-insurance-funds.

MM202912-309770	PAGE 3	TSR-AR-ITJHG

(b)	Not applicable.

Item 2. Code of Ethics.

As of December 31, 2025, the Registrant adopted a Code of Ethics that applies to the Principal Executive Officer, Principal Financial Officer, and other senior financial officers pursuant to the Sarbanes-Oxley Act of 2002. For the year ended December 31, 2025, there were no reportable amendments to any provision of the Code of Ethics and the Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code of Ethics. A copy of its Code of Ethics is filed with this Form N-CSR under Item 19(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Nabil N. El-Hage, a member of the Audit Committee, is an audit committee financial expert as defined by the Securities and Exchange Commission (the “SEC”). Mr. El-Hage is “independent” as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services.

References below to Deloitte & Touche LLP include its affiliates where applicable.

(a)	AUDIT FEES: The aggregate fees billed to the Registrant for professional services rendered by its independent auditors, Deloitte & Touche LLP, for the audit of the Registrant’s annual financial statements for the fiscal years ended 2025 and 2024 were $232,588 and $672,409, respectively.

(b)	AUDIT-RELATED FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2025 and 2024. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2025 and 2024.

(c)	TAX FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2025 and 2024. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2025 and 2024.

(d)	ALL OTHER FEES: No such fees were billed to the Registrant by Deloitte & Touche LLP for the fiscal years ended 2025 and 2024. No such fees were billed to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant by Deloitte & Touche LLP* for the fiscal years ended 2025 and 2024.

(e)	(1) AUDIT COMMITTEE PRE-APPROVAL POLICY: All services to be performed for the Registrant by Deloitte & Touche LLP must be pre-approved by the audit committee. All services performed during the fiscal years ended 2025 and 2024 were pre-approved by the committee.

(2)	Not applicable.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by Deloitte & Touche LLP for services rendered to the Registrant, the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant, for the fiscal years ended 2025 and 2024 were $1,122,500 and $114,015, respectively.

*	Refers to fees that were required to be approved by the audit committee for services that relate directly to the operations and financial reporting of the Registrant.

(h)	The audit committee considers whether the provision of non-audit services by Deloitte & Touche LLP to the Registrant’s adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining Deloitte & Touche LLP’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Please see portfolio of investments contained in the financial statements filed under Item 7 of this form N-CSR.

(b)	Not applicable.

MassMutual

Annual Financial Statements and Other Information

MML Series Investment Fund II

Your variable product prospectus will list which of these funds are available through your variable product.

December 31, 2025

Please note the Annual Financial Statements and Other Information only contains Items 7-11 of Form N-CSR. All items required by Form N-CSR are filed with the Securities and Exchange Commission.
*	iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.
This material must be preceded or accompanied by a current prospectus (or summary prospectus, if available) for the applicable MML Series Investment Fund II Funds. Investors should consider a Fund’s investment objective, risks, and charges and expenses carefully before investing. This and other information about the investment company is available in the prospectus (or summary prospectus, if available). Read it carefully before investing.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MML Blend Fund – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Exchange-Traded Funds — 100.0%
iShares 5-10 Year Investment Grade Corporate Bond ETF (a)	488,997	$26,347,159
iShares Core S&P 500 ETF	274,585	188,074,250
iShares Core S&P Mid-Cap ETF	205,587	13,568,742
iShares Core S&P Small-Cap ETF	49,489	5,947,588
iShares Core S&P Total U.S. Stock Market ETF	1,388,148	206,403,726
iShares Core U.S. Aggregate Bond ETF	1,089,669	108,836,140
iShares Core Universal USD Bond ETF (a)	2,336,595	108,745,131
iShares iBoxx High Yield Corporate Bond ETF	327,918	26,440,028
TOTAL EXCHANGE-TRADED FUNDS (Cost $518,245,425)		684,362,764
TOTAL LONG-TERM INVESTMENTS (Cost $518,245,425)		684,362,764
Short-Term Investments — 0.4%
Investment of Cash Collateral from Securities Loaned — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (b)	1,766,500	1,766,500

	Principal Amount
Repurchase Agreement — 0.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (c)	$873,886	873,886
TOTAL SHORT-TERM INVESTMENTS (Cost $2,640,386)		2,640,386
TOTAL INVESTMENTS — 100.4% (Cost $520,885,811) (d)		687,003,150
Other Assets/ (Liabilities) — (0.4)%		(2,396,835)
NET ASSETS — 100.0%		$684,606,315

Abbreviation Legend

ETF	Exchange-Traded Fund
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $2,231,616 or 0.33% of net assets. The Fund received $512,649 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(c)
Maturity value of $873,983. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $891,548.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
1

MML Equity Fund – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Equities — 97.7%
Common Stock — 97.7%
Communication Services — 6.2%
AT&T, Inc.	677,900	$16,839,036
Fox Corp. Class A	26,800	1,958,276
Match Group, Inc.	23,300	752,357
News Corp. Class A	35,800	935,096
Verizon Communications, Inc.	402,000	16,373,460
Walt Disney Co.	170,500	19,397,785
		56,256,010
Consumer Discretionary — 7.1%
AutoNation, Inc. (a)	6,400	1,321,472
Best Buy Co., Inc.	9,100	609,063
BorgWarner, Inc.	20,400	919,224
Darden Restaurants, Inc.	11,100	2,042,622
Dillard’s, Inc. Class A (b)	1,100	666,974
DR Horton, Inc.	27,900	4,018,437
eBay, Inc.	43,800	3,814,980
Expedia Group, Inc.	11,600	3,286,396
Ford Motor Co.	373,200	4,896,384
Gap, Inc.	35,400	906,240
General Motors Co.	92,100	7,489,572
Genuine Parts Co.	13,300	1,635,368
Hasbro, Inc.	10,600	869,200
Lennar Corp. Class A	12,000	1,233,600
Lithia Motors, Inc.	2,400	797,592
Lowe’s Cos., Inc.	58,500	14,107,860
Mohawk Industries, Inc. (a)	1,200	131,160
NVR, Inc. (a)	300	2,187,831
Penske Automotive Group, Inc.	6,300	997,227
PulteGroup, Inc.	21,100	2,474,186
Tapestry, Inc.	19,500	2,491,515
Toll Brothers, Inc.	9,200	1,244,024
TopBuild Corp. (a) (b)	2,700	1,126,413
Ulta Beauty, Inc. (a)	4,300	2,601,543
Williams-Sonoma, Inc.	11,600	2,071,644
		63,940,527
Consumer Staples — 6.4%
Albertsons Cos., Inc. Class A	53,100	911,727
Altria Group, Inc.	160,200	9,237,132
BJ’s Wholesale Club Holdings, Inc. (a)	5,700	513,171
Coca-Cola Consolidated, Inc.	7,300	1,119,090
Dollar General Corp.	21,000	2,788,170
Dollar Tree, Inc. (a)	19,400	2,386,394
Hormel Foods Corp.	8,800	208,560
Ingredion, Inc.	6,100	672,586

	Number of Shares	Value
J.M. Smucker Co.	2,100	$205,401
Keurig Dr. Pepper, Inc.	128,900	3,610,489
Kraft Heinz Co.	95,300	2,311,025
Kroger Co.	63,200	3,948,736
Mondelez International, Inc. Class A	105,500	5,679,065
PepsiCo, Inc.	130,500	18,729,360
Sysco Corp.	46,000	3,389,740
Tyson Foods, Inc. Class A	27,300	1,600,326
		57,310,972
Energy — 8.6%
Antero Midstream Corp.	45,600	811,224
Antero Resources Corp. (a)	29,500	1,016,570
APA Corp.	33,900	829,194
Baker Hughes Co.	87,500	3,984,750
Cheniere Energy, Inc.	20,500	3,984,995
Devon Energy Corp.	59,900	2,194,137
Diamondback Energy, Inc.	27,400	4,119,042
EOG Resources, Inc.	51,800	5,439,518
Exxon Mobil Corp.	273,500	32,912,990
Halliburton Co.	80,300	2,269,278
HF Sinclair Corp.	17,900	824,832
Kinder Morgan, Inc.	212,400	5,838,876
Ovintiv, Inc.	24,400	956,236
Phillips 66	38,700	4,993,848
Range Resources Corp.	22,600	796,876
TechnipFMC PLC	34,200	1,523,952
Valero Energy Corp.	29,500	4,802,305
		77,298,623
Financials — 31.2%
Aflac, Inc.	43,600	4,807,772
Allstate Corp.	12,500	2,601,875
Ally Financial, Inc.	17,900	810,691
American Financial Group, Inc.	5,600	765,408
American International Group, Inc.	47,000	4,020,850
Ameriprise Financial, Inc.	7,600	3,726,584
Arch Capital Group Ltd. (a)	24,600	2,359,632
Assurant, Inc.	3,900	939,315
Axis Capital Holdings Ltd.	6,400	685,376
Bank of America Corp.	478,100	26,295,500
Bank of New York Mellon Corp.	54,900	6,373,341
Block, Inc. (a)	26,100	1,698,849
Chubb Ltd.	31,900	9,956,628
Cincinnati Financial Corp.	12,500	2,041,500
Citigroup, Inc.	116,600	13,606,054
Citizens Financial Group, Inc.	29,800	1,740,618
Comerica, Inc.	6,600	573,738
Commerce Bancshares, Inc.	9,229	483,046

The accompanying notes are an integral part of the financial statements.
2

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Corebridge Financial, Inc.	44,500	$1,342,565
Cullen/Frost Bankers, Inc.	3,200	405,216
East West Bancorp, Inc.	8,900	1,000,271
Equitable Holdings, Inc.	27,500	1,310,375
Everest Group Ltd.	3,400	1,153,790
F&G Annuities & Life, Inc.	1,080	33,318
Fidelity National Financial, Inc.	17,700	966,243
Fifth Third Bancorp	38,200	1,788,142
First Citizens BancShares, Inc. Class A	1,060	2,274,951
First Horizon Corp.	25,300	604,670
Globe Life, Inc.	3,800	531,468
Goldman Sachs Group, Inc.	23,430	20,594,970
Hartford Insurance Group, Inc.	22,700	3,128,060
JP Morgan Chase & Co.	154,100	49,654,102
Loews Corp.	16,900	1,779,739
M&T Bank Corp.	9,200	1,853,616
Markel Group, Inc. (a)	910	1,956,181
MetLife, Inc.	56,100	4,428,534
Morgan Stanley	120,300	21,356,859
Northern Trust Corp.	15,700	2,144,463
Old Republic International Corp.	19,700	899,108
PNC Financial Services Group, Inc.	26,300	5,489,599
Popular, Inc.	2,100	261,492
Primerica, Inc.	2,700	697,572
Principal Financial Group, Inc.	18,000	1,587,780
Progressive Corp.	34,700	7,901,884
Prudential Financial, Inc.	24,900	2,810,712
Raymond James Financial, Inc.	16,400	2,633,676
Regions Financial Corp.	60,200	1,631,420
Reinsurance Group of America, Inc.	4,097	833,576
RenaissanceRe Holdings Ltd.	3,900	1,096,524
SEI Investments Co.	10,200	836,604
State Street Corp.	23,000	2,967,230
Stifel Financial Corp.	6,700	838,974
Synchrony Financial	31,000	2,586,330
T. Rowe Price Group, Inc.	15,000	1,535,700
Travelers Cos., Inc.	28,200	8,179,692
Truist Financial Corp.	64,700	3,183,887
Unum Group	13,300	1,030,750
US Bancorp	77,000	4,108,720
Voya Financial, Inc.	3,400	253,266
W. R. Berkley Corp.	30,250	2,121,130
Webster Financial Corp.	11,500	723,810
Wells Fargo & Co.	228,200	21,268,240
Western Alliance Bancorp	4,700	395,129
Willis Towers Watson PLC	7,000	2,300,200
Zions Bancorp NA	6,000	351,240
		280,318,555

	Number of Shares	Value
Health Care — 17.5%
Amgen, Inc.	51,400	$16,823,734
Bio-Rad Laboratories, Inc. Class A (a) (b)	2,100	636,279
Cencora, Inc.	18,400	6,214,600
Cigna Group	25,500	7,018,365
Cooper Cos., Inc. (a)	6,100	499,956
CVS Health Corp.	100,300	7,959,808
Encompass Health Corp.	3,100	329,034
Exelixis, Inc. (a)	25,900	1,135,197
GE HealthCare Technologies, Inc. (a)	24,100	1,976,682
Gilead Sciences, Inc.	118,400	14,532,416
Halozyme Therapeutics, Inc. (a)	11,200	753,760
HCA Healthcare, Inc.	26,100	12,185,046
Henry Schein, Inc. (a)	11,600	876,728
Humana, Inc.	11,500	2,945,495
Jazz Pharmaceuticals PLC (a)	5,000	850,000
Johnson & Johnson	192,100	39,755,095
Labcorp Holdings, Inc.	8,000	2,007,040
Medtronic PLC	121,700	11,690,502
Merck & Co., Inc.	108,200	11,389,132
Pfizer, Inc.	175,700	4,374,930
Quest Diagnostics, Inc.	11,200	1,943,536
Regeneron Pharmaceuticals, Inc.	3,100	2,392,797
Royalty Pharma PLC Class A	22,700	877,128
Tenet Healthcare Corp. (a)	8,800	1,748,736
United Therapeutics Corp. (a)	4,100	1,997,725
Universal Health Services, Inc. Class B	6,000	1,308,120
Viatris, Inc.	110,000	1,369,500
Zimmer Biomet Holdings, Inc.	18,900	1,699,488
		157,290,829
Industrials — 8.3%
3M Co.	50,600	8,101,060
A.O. Smith Corp.	10,900	728,992
Acuity, Inc.	2,900	1,044,116
AECOM	4,000	381,320
AGCO Corp. (b)	7,200	751,104
Allegion PLC	7,600	1,210,072
Allison Transmission Holdings, Inc.	2,600	254,540
CACI International, Inc. Class A (a)	2,100	1,118,901
Carlisle Cos., Inc.	4,000	1,279,440
Core & Main, Inc. Class A (a)	18,100	940,657
CSX Corp.	165,800	6,010,250
Cummins, Inc.	10,900	5,563,905
Delta Air Lines, Inc.	49,000	3,400,600

The accompanying notes are an integral part of the financial statements.
3

MML Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dover Corp.	8,000	$1,561,920
FedEx Corp.	22,500	6,499,350
General Dynamics Corp.	21,700	7,305,522
Genpact Ltd.	16,500	771,870
Huntington Ingalls Industries, Inc.	3,400	1,156,238
Leidos Holdings, Inc.	12,249	2,209,719
Masco Corp.	20,300	1,288,238
Mueller Industries, Inc.	10,600	1,216,880
Oshkosh Corp.	6,100	766,343
PACCAR, Inc.	50,113	5,487,875
Regal Rexnord Corp.	5,800	813,856
Snap-on, Inc.	5,000	1,723,000
Southwest Airlines Co. (b)	50,300	2,078,899
Textron, Inc.	18,000	1,569,060
Toro Co.	2,000	157,440
United Airlines Holdings, Inc. (a)	30,900	3,455,238
United Rentals, Inc.	6,050	4,896,386
WESCO International, Inc.	4,600	1,125,344
		74,868,135
Information Technology — 5.4%
CDW Corp.	6,900	939,780
Cisco Systems, Inc.	113,100	8,712,093
Cognizant Technology Solutions Corp. Class A	46,800	3,884,400
Dell Technologies, Inc. Class C	32,300	4,065,924
Dropbox, Inc. Class A (a)	19,400	539,320
F5, Inc. (a)	1,800	459,468
First Solar, Inc. (a)	10,200	2,664,546
Gen Digital, Inc.	58,900	1,601,491
HP, Inc.	40,500	902,340
NetApp, Inc.	19,000	2,034,710
ON Semiconductor Corp. (a)	38,400	2,079,360
QUALCOMM, Inc.	104,400	17,857,620
Skyworks Solutions, Inc.	2,900	183,889
TD SYNNEX Corp.	7,800	1,171,794
Twilio, Inc. Class A (a)	8,100	1,152,144
		48,248,879
Materials — 3.9%
Albemarle Corp. (b)	11,200	1,584,128
Alcoa Corp.	24,700	1,312,558
Avery Dennison Corp.	7,400	1,345,912
Ball Corp.	26,400	1,398,408
CF Industries Holdings, Inc.	15,400	1,191,036
Corteva, Inc.	64,800	4,343,544
Crown Holdings, Inc.	11,100	1,142,967
Mosaic Co.	27,900	672,111
Newmont Corp. (NEM US)	98,300	9,815,255

	Number of Shares	Value
Nucor Corp.	21,800	$3,555,798
Packaging Corp. of America	8,500	1,752,955
PPG Industries, Inc.	20,000	2,049,200
Reliance, Inc.	5,000	1,444,350
RPM International, Inc.	5,500	572,000
Steel Dynamics, Inc.	17,000	2,880,650
		35,060,872
Real Estate — 0.2%
Jones Lang LaSalle, Inc. (a)	4,200	1,413,174
Utilities — 2.9%
AES Corp.	67,900	973,686
Alliant Energy Corp.	8,000	520,080
DTE Energy Co.	18,300	2,360,334
Duke Energy Corp.	58,900	6,903,669
Evergy, Inc.	22,000	1,594,780
FirstEnergy Corp.	55,200	2,471,304
National Fuel Gas Co.	8,000	640,480
PPL Corp. (b)	70,600	2,472,412
Public Service Enterprise Group, Inc.	47,600	3,822,280
Southern Co.	37,500	3,270,000
UGI Corp.	6,700	250,781
WEC Energy Group, Inc.	10,700	1,128,422
		26,408,228
TOTAL COMMON STOCK (Cost $625,224,074)		878,414,804
TOTAL EQUITIES (Cost $625,224,074)		878,414,804
Exchange-Traded Funds — 1.8%
iShares Russell 1000 Value ETF (b)	76,600	16,112,044
TOTAL EXCHANGE-TRADED FUNDS (Cost $16,058,023)		16,112,044
TOTAL LONG-TERM INVESTMENTS (Cost $641,282,097)		894,526,848
Short-Term Investments — 0.7%
Investment of Cash Collateral from Securities Loaned — 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (c)	1,962,047	1,962,047

The accompanying notes are an integral part of the financial statements.
4

MML Equity Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (d)	$5,010,622	$5,010,622
TOTAL SHORT-TERM INVESTMENTS (Cost $6,972,669)		6,972,669
TOTAL INVESTMENTS — 100.2% (Cost $648,254,766) (e)		901,499,517
Other Assets/ (Liabilities) — (0.2)%		(2,018,306)
NET ASSETS — 100.0%		$899,481,211

Abbreviation Legend

ETF	Exchange-Traded Fund
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $9,537,699 or 1.06% of net assets. The Fund received $7,861,108 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(d)
Maturity value of $5,011,178. Collateralized by U.S. Government Agency obligations with rates ranging from 3.875% - 4.500%, maturity dates ranging from 5/15/27 - 5/31/27, and an aggregate market value, including accrued interest, of $5,110,977.

(e)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
5

MML Inflation-Protected and Income Fund – Portfolio of Investments

December 31, 2025

	Principal Amount	Value
Bonds & Notes — 88.9%
Corporate Debt — 2.5%
Auto Manufacturers — 0.7%
Daimler Truck Finance North America LLC
3.650% 4/07/27 (a)	$415,000	$412,942
Hyundai Capital America
5.250% 1/08/27 (a)	800,000	809,111
		1,222,053
Biotechnology — 0.3%
CSL Finance PLC
3.850% 4/27/27 (a)	415,000	414,534
Insurance — 1.2%
CNO Global Funding
5.875% 6/04/27 (a)	380,000	388,399
Equitable Financial Life Global Funding
4.600% 4/01/27 (a)	420,000	422,871
GA Global Funding Trust
2.250% 1/06/27 (a)	410,000	402,476
Jackson National Life Global Funding
4.900% 1/13/27 (a)	400,000	403,223
Protective Life Global Funding
4.992% 1/12/27 (a)	400,000	403,913
		2,020,882
Oil & Gas Services — 0.3%
Schlumberger Holdings Corp.
5.000% 5/29/27 (a)	415,000	420,441
TOTAL CORPORATE DEBT (Cost $4,074,387)		4,077,910
Non-U.S. Government Agency Obligations — 62.0%
Automobile Asset-Backed Securities — 25.7%
Alloya Auto Receivables Trust, Series 2025-1A, Class A2
4.780% 10/25/27 (a)	975,055	976,726
American Credit Acceptance Receivables Trust
Series 2024-1, Class C, 5.630% 1/14/30 (a)	1,354,351	1,359,370
Series 2024-3, Class B, 5.660% 8/14/28 (a)	851,450	853,203
Series 2024-2, Class C, 6.240% 4/12/30 (a)	2,200,000	2,218,185

	Principal Amount	Value
Avis Budget Rental Car Funding AESOP LLC
Series 2021-1A, Class B, 1.630% 8/20/27 (a)	$2,470,000	$2,441,570
Series 2020-2A, Class A, 2.020% 2/20/27 (a)	1,400,000	1,397,204
BOF URSA VI Funding Trust I, Series 2023-CAR1, Class A2
5.542% 10/27/31 (a)	280,966	283,007
Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class A2
4.350% 6/15/28	1,000,000	1,000,991
Carvana Auto Receivables Trust, Series 2021-N3, Class B
0.660% 6/12/28	320,818	310,494
CPS Auto Receivables Trust
Series 2021-C, Class E, 3.210% 9/15/28 (a)	2,000,000	1,995,455
Series 2024-A, Class B, 5.650% 5/15/28 (a)	919,207	920,193
Drive Auto Receivables Trust, Series 2025-1, Class A2
4.870% 8/15/28	493,587	494,503
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	614,540	612,477
Series 2021-3A, Class D, 1.550% 6/15/27	946,772	940,181
Series 2021-4A, Class D, 1.960% 1/17/28	448,789	447,212
Series 2022-1A, Class D, 3.020% 6/15/28	249,822	248,681
Series 2022-2A, Class D, 4.560% 7/17/28	3,052,426	3,053,034
Exeter Select Automobile Receivables Trust
Series 2025-3, Class A2, 4.240% 5/15/29	1,500,000	1,501,835
Series 2025-1, Class A2, 4.830% 10/16/28	575,239	576,307
FCCU Auto Receivables Trust, Series 2025-1A, Class A2
4.870% 1/16/29 (a)	612,707	614,070
GLS Auto Receivables Issuer Trust
Series 2021-4A, Class D, 2.480% 10/15/27 (a)	937,661	932,431
Series 2021-1A, Class E, 3.140% 1/18/28 (a)	827,028	826,610
Series 2025-4A, Class A2, 4.370% 10/16/28 (a)	1,000,000	1,001,667

The accompanying notes are an integral part of the financial statements.
6

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2022-3A, Class D, 6.420% 6/15/28 (a)	$1,054,801	$1,066,467
Series 2023-4A, Class C, 6.650% 8/15/29 (a)	1,000,000	1,014,709
GLS Auto Select Receivables Trust, Series 2024-3A, Class A2
5.590% 10/15/29 (a)	553,690	560,052
Octane Receivables Trust
Series 2025-1A, Class A2, 4.250% 2/20/31 (a)	600,000	600,543
Series 2024-3A, Class A2, 4.940% 5/20/30 (a)	1,273,443	1,280,852
Series 2022-2A, Class C, 6.290% 7/20/28 (a)	2,000,000	2,012,960
Onemain Direct Auto Receivables Trust, Series 2022-1A, Class C
5.310% 6/14/29 (a)	800,000	802,203
Oscar US Funding XII LLC, Series 2021-1A, Class A4
1.000% 4/10/28 (a)	184,680	184,109
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A2
4.120% 9/15/28 (a)	900,000	900,978
SBNA Auto Receivables Trust, Series 2025-SF1, Class B
5.120% 3/17/31 (a)	232,192	232,335
Tesla Auto Lease Trust, Series 2023-B, Class B
6.570% 8/20/27 (a)	2,000,000	2,003,757
Tricolor Auto Securitization Trust
Series 2025-1A, Class A, 4.940% 2/15/29 (a) (b)	1,438,455	861,242
Series 2025-2A, Class A, 5.120% 1/16/29 (a) (b)	1,821,804	1,145,527
Westlake Automobile Receivables Trust
Series 2025-3A, Class A2, 4.310% 4/17/28 (a)	2,500,000	2,503,062
Series 2022-2A, Class D, 5.480% 9/15/27 (a)	1,419,806	1,424,269
		41,598,471
Commercial Mortgage-Backed Securities — 1.4%
COMM Mortgage Trust, Series 2015-LC19, Class D
2.867% 2/10/48 (a)	1,700,000	1,575,385
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314%
6.050% FRN 2/15/39 (a) (c)	700,000	691,754
		2,267,139

	Principal Amount	Value
Home Equity Asset-Backed Securities — 1.0%
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD Term SOFR + 0.729%
4.461% FRN 4/25/36 (c)	$409,552	$406,996
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD Term SOFR + 0.374%
4.106% FRN 3/25/37 (c)	74,451	74,021
Point Securitization Trust, Series 2024-1, Class A1
6.500% 6/25/54 (a)	1,157,061	1,159,364
		1,640,381
Other Asset-Backed Securities — 23.2%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD Term SOFR + 0.314%
4.065% FRN 9/15/41 (a) (c)	19,415	19,303
ACHV ABS Trust
Series 2024-3AL, Class C, 5.680% 12/26/31 (a)	738,894	747,898
Series 2024-1PL, Class A, 5.900% 4/25/31 (a)	209,412	210,428
Affirm Asset Securitization Trust
Series 2025-X1, Class A, 5.080% 4/15/30 (a)	711,985	713,166
Series 2025-X1, Class B, 5.190% 4/15/30 (a)	610,000	611,939
Series 2024-A, Class 1A, 5.610% 2/15/29 (a)	1,000,000	1,001,619
Series 2024-A, Class A, 5.610% 2/15/29 (a)	2,240,000	2,243,627
Alterna Funding III LLC
Series 2024-1A, Class A, 6.260% 5/16/39 (a)	1,401,573	1,404,721
Series 2024-1A, Class B, 7.136% 5/16/39 (a)	768,608	770,198
BHG Securitization Trust
Series 2021-A, Class A, 1.420% 11/17/33 (a)	291,137	289,112
Series 2023-A, Class A, 5.550% 4/17/36 (a)	89,620	89,709
DataBank Issuer LLC, Series 2021-1A, Class A2
2.060% 2/27/51 (a)	1,000,000	995,682
Dell Equipment Finance Trust, Series 2025-1, Class A2
4.680% 7/22/27 (a)	1,200,000	1,204,422
Dext ABS LLC, Series 2025-2, Class A2
4.100% 4/17/28 (a)	800,000	800,308

The accompanying notes are an integral part of the financial statements.
7

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
FCI Funding LLC, Series 2024-1A, Class A
5.440% 8/15/36 (a)	$489,062	$489,769
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	891,309	834,898
GreatAmerica Leasing Receivables Funding LLC, Series 2024-1, Class A3
4.980% 1/18/28 (a)	2,000,000	2,016,009
GreenSky Home Improvement Issuer Trust
Series 2025-3A, Class A1, 4.340% 12/27/60 (a)	1,000,000	1,002,887
Series 2025-1A, Class A2, 5.120% 3/25/60 (a)	992,135	996,753
GreenSky Home Improvement Trust, Series 2024-1, Class A2
5.880% 6/25/59 (a)	343,525	345,834
Hilton Grand Vacations Trust
Series 2022-1D, Class A, 3.610% 6/20/34 (a)	1,542,017	1,535,736
Series 2022-2A, Class C, 5.570% 1/25/37 (a)	219,733	221,882
Marlette Funding Trust, Series 2025-1A, Class A
4.750% 7/16/35 (a)	1,626,824	1,630,628
NP SPE IX LP, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	45,140	44,718
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A1, 1.480% 1/20/51 (a)	2,691,465	2,534,412
Series 2020-1A, Class A1, 1.850% 11/20/50 (a)	1,954,658	1,797,731
OneMain Financial Issuance Trust, Series 2022-S1, Class A
4.130% 5/14/35 (a)	507,160	507,109
Pagaya AI Debt Grantor Trust
Series 2024-10, Class A, 5.183% 6/15/32 (a)	648,702	650,565
Series 2024-8, Class A, 5.331% 1/15/32 (a)	1,199,607	1,203,163
Series 2024-5, Class A, 6.278% 10/15/31 (a)	416,627	419,358
Pagaya AI Debt Trust, Series 2024-4, Class B
6.539% 8/15/31 (a)	1,633,004	1,638,711

	Principal Amount	Value
PVONE 2023-1 LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	$142,943	$143,563
RAM LLC, Series 2024-1, Class A
6.669% 2/15/39 (a)	1,000,115	1,000,389
RCKT Trust, Series 2025-2A, Class A
4.480% 11/27/34 (a)	1,688,100	1,690,100
SoFi Consumer Loan Program Trust
Series 2025-4, Class A, 4.240% 8/25/35 (a)	885,292	885,828
Series 2025-1, Class A, 4.800% 2/27/34 (a)	2,082,084	2,089,806
Series 2025-2, Class A, 4.820% 6/25/34 (a)	424,877	426,694
Verizon Master Trust, Series 2023-4, Class B
4.570% 6/20/29	2,300,000	2,306,673
		37,515,348
Real Estate Investment Trusts (REITS) — 0.3%
SBA Tower Trust
1.884% 7/15/50 (a)	490,000	489,454
Student Loans Asset-Backed Securities — 3.9%
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	84,083	65,613
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	13,372	11,981
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	1,008,116	929,583
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	142,588	135,183
Series 2018-A, Class B, 3.680% 2/18/42 (a)	388,887	385,375
SMB Private Education Loan Trust
Series 2015-A, Class C, 4.500% 10/15/48 (a)	2,400,000	2,398,418
Series 2018-B, Class A2B, 1 mo. USD Term SOFR + 0.834% 4.585% FRN 1/15/37 (a) (c)	153,739	153,065
Series 2019-A, Class A2B, 1 mo. USD Term SOFR + 0.984% 4.735% FRN 7/15/36 (a) (c)	236,947	236,605
Series 2024-R1, Class M, 6.000% 9/15/54 (a)	1,907,320	1,907,734
		6,223,557

The accompanying notes are an integral part of the financial statements.
8

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Whole Loan Collateral Collateralized Mortgage Obligations — 6.5%
Angel Oak Mortgage Trust
Series 2020-6, Class A1, 1.261% VRN 5/25/65 (a) (c) (d)	$623,454	$577,721
Series 2022-2, Class A1, 3.353% VRN 1/25/67 (a) (c) (d)	1,524,667	1,468,846
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
4.939% FRN 8/25/49 (a) (c)	597,138	572,598
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (c) (d)	4,643,344	4,296,661
First Franklin Mortgage Loan Trust, Series 2006-FF15, Class A5, 1 mo. USD Term SOFR + 0.274%
4.006% FRN 11/25/36 (c)	23,560	24,270
OBX Trust
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (c) (d)	1,042,945	874,690
Series 2020-EXP1, Class 2A2, 1 mo. USD Term SOFR + 1.064% 4.796% FRN 2/25/60 (a) (c)	182,904	181,173
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (c) (d)	467,056	414,182
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (c) (d)	1,494,642	1,428,243
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3,
2.916% VRN 9/27/49 (a) (c) (d)	134,335	133,359
Verus Securitization Trust, Series 2021-3, Class A3,
1.437% VRN 6/25/66 (a) (c) (d)	536,960	477,486
		10,449,229
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $102,188,085)		100,183,579
U.S. Government Agency Obligations and Instrumentalities (e) — 1.4%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. (c) Pool #1Q0239 1 yr. CMT + 2.136% 6.325% FRN 3/01/37	48,799	49,782

	Principal Amount	Value
Whole Loans — 1.4%
Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA7, Class M1, 30 day USD SOFR Average + 0.850% 4.724% FRN 11/25/41 (a) (c)	$353,793	$353,819
Series 2022-DNA2, Class M1A, 30 day USD SOFR Average + 1.300% 5.174% FRN 2/25/42 (a) (c)	519,326	520,513
Series 2022-DNA5, Class M1A, 30 day USD SOFR Average + 2.950% 6.824% FRN 6/25/42 (a) (c)	225,832	229,812
Federal National Mortgage Association Connecticut Avenue Securities
Series 2022-R05, Class 2M1, 30 day USD SOFR Average + 1.900% 5.774% FRN 4/25/42 (a) (c)	184,288	184,748
Series 2023-R05, Class 1M1, 30 day USD SOFR Average + 1.900% 5.774% FRN 6/25/43 (a) (c)	475,375	478,975
Series 2023-R03, Class 2M1, 30 day USD SOFR Average + 2.500% 6.374% FRN 4/25/43 (a) (c)	391,084	395,087
		2,162,954
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $2,200,582)		2,212,736
U.S. Treasury Obligations — 23.0%
U.S. Treasury Bonds & Notes — 23.0%
U.S. Treasury Inflation-Indexed Bonds
0.125% 2/15/51	500,212	270,821
0.125% 2/15/52	643,264	340,920
0.250% 2/15/50	379,911	219,180
0.625% 2/15/43	566,440	422,260
0.750% 2/15/42	720,430	561,770
0.750% 2/15/45	553,044	403,951
0.875% 2/15/47	606,938	438,451
1.000% 2/15/46	480,925	363,230
1.000% 2/15/48	462,102	338,204
1.000% 2/15/49	323,463	233,174
1.375% 2/15/44	838,188	702,977
1.500% 2/15/53	602,410	470,715
2.125% 2/15/40	376,583	373,334
2.125% 2/15/41	535,219	524,763
2.125% 2/15/54	636,510	573,070
2.375% 2/15/55	515,890	490,512
2.500% 1/15/29	379,108	391,557

The accompanying notes are an integral part of the financial statements.
9

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
3.375% 4/15/32	$458,560	$506,765
3.875% 4/15/29	792,192	853,910
U.S. Treasury Inflation-Indexed Notes
0.125% 1/15/30	1,012,352	961,087
0.125% 1/15/31	1,500,840	1,400,619
0.125% 7/15/31	1,154,013	1,070,569
0.125% 1/15/32	1,644,314	1,504,443
0.250% 7/15/29	763,692	736,389
0.625% 7/15/32	1,792,896	1,684,295
0.750% 7/15/28 (f)	1,588,874	1,570,788
0.875% 1/15/29	773,646	762,187
1.125% 10/15/30	1,006,530	992,241
1.125% 1/15/33	1,748,800	1,680,349
1.250% 4/15/28	1,823,539	1,817,049
1.375% 7/15/33	1,340,013	1,308,019
1.625% 10/15/29	2,307,403	2,332,211
1.625% 4/15/30	1,738,709	1,749,050
1.750% 1/15/34	1,588,755	1,582,058
1.875% 7/15/34	1,867,662	1,875,008
1.875% 7/15/35	1,520,925	1,519,336
2.125% 4/15/29	1,473,640	1,505,911
2.125% 1/15/35	1,856,988	1,892,767
2.375% 10/15/28	744,072	766,726
		37,190,666
TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,988,766)		37,190,666
TOTAL BONDS & NOTES (Cost $147,451,820)		143,664,891

	Number of Shares
Exchange-Traded Funds — 1.1%
Exchange-Traded Funds — 1.1%
iShares Ultra Short Duration Bond Active ETF	35,400	1,790,178
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,796,904)		1,790,178
TOTAL LONG-TERM INVESTMENTS (Cost $149,248,724)		145,455,069

	Principal Amount	Value
Short-Term Investments — 8.3%
Commercial Paper — 7.4%
Alimentation Couche-Tard, Inc.
4.250% 1/22/26 (a)	$2,000,000	$1,995,211
Bayer Corp.
4.768% 7/21/26 (a)	1,000,000	978,410
Bell Telephone Co. of Canada or Bell Canada
4.223% 3/03/26 (a)	2,000,000	1,986,739
Oracle Corp.
4.016% 2/02/26 (a)	2,000,000	1,992,936
Penske Truck Leasing Co. LP
4.163% 1/26/26	2,000,000	1,994,273
VW Credit, Inc.
4.305% 1/15/26 (a)	500,000	499,185
4.308% 1/22/26 (a)	1,500,000	1,496,462
Wisconsin Gas LLC
3.856% 1/05/26	1,000,000	999,469
		11,942,685
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (g)	1,459,932	1,459,932
TOTAL SHORT-TERM INVESTMENTS (Cost $13,398,474)		13,402,617
TOTAL INVESTMENTS — 98.3% (Cost $162,647,198) (h)		158,857,686
Other Assets/ (Liabilities) — 1.7%		2,706,949
NET ASSETS — 100.0%		$161,564,635

Abbreviation Legend

CMT	Constant Maturity Treasury Index
ETF	Exchange-Traded Fund
FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

The accompanying notes are an integral part of the financial statements.
10

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $103,375,711 or 63.98% of net assets.

(b)
Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At December 31, 2025, these securities amounted to a value of $2,006,769 or 1.24% of net assets.

(c)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2025.

(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(g)
Maturity value of $1,460,094. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $1,489,185.

(h)	See Note 6 for aggregate cost for federal tax purposes.
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 10 Year	3/20/26	1	$112,379	$59
Short
U.S. Treasury Long Bond	3/20/26	3	$(350,498)	$3,717
U.S. Treasury Ultra 10 Year	3/20/26	8	(920,750)	625
U.S. Treasury Ultra Bond	3/20/26	2	(240,306)	4,306
U.S. Treasury Note 2 Year	3/31/26	143	(29,869,952)	13,116
U.S. Treasury Note 5 Year	3/31/26	28	(3,058,912)	(1,619)
				$ 20,145

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Termination Date		Notional Amount	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fixed 2.490%	Maturity	U.S. Consumer Price Index	Maturity	7/31/26	USD	2,000,000	$20,178	$ —	$20,178
Fixed 2.482%	Maturity	U.S. Consumer Price Index	Maturity	9/07/26	USD	2,000,000	18,756	—	18,756
Fixed 2.164%	Maturity	U.S. Consumer Price Index	Maturity	9/19/26	USD	4,000,000	41,953	—	41,953
Fixed 2.599%	Maturity	U.S. Consumer Price Index	Maturity	1/10/27	USD	6,800,000	8,737	—	8,737
							$89,624	$ —	$89,624

The accompanying notes are an integral part of the financial statements.
11

MML Inflation-Protected and Income Fund – Portfolio of Investments (Continued)
OTC Total Return Swaps

Paid by the Fund		Received by the Fund
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional	Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Fed Funds + 23.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA*	1/29/26	USD 44,145,894	$933,600	$—	$933,600
Fed Funds + 17.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	3/02/26	USD 33,442,206	189,928	—	189,928
Fed Funds + 23.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	4/30/26	USD 6,000,000	(13,217)	—	(13,217)
1 Day-SOFR + 17.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International*	6/01/26	USD 32,000,000	(19,909)	—	(19,909)
							$1,090,402	$ —	$1,090,402

*	Contracts are subject to a master netting agreement or similar agreement.
Currency Legend

USD	U.S. Dollar

The accompanying notes are an integral part of the financial statements.
12

MML Invesco Discovery Large Cap Fund — Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Equities — 99.5%
Common Stock — 99.5%
Communication Services — 13.7%
Alphabet, Inc. Class C	78,726	$24,704,219
Meta Platforms, Inc. Class A	20,663	13,639,440
Netflix, Inc. (a)	33,981	3,186,058
Reddit, Inc. Class A (a)	13,202	3,034,744
Spotify Technology SA (a)	4,618	2,681,719
		47,246,180
Consumer Discretionary — 12.0%
Amazon.com, Inc. (a)	92,181	21,277,218
Carvana Co. (a)	11,947	5,041,873
Hilton Worldwide Holdings, Inc.	11,901	3,418,562
Tesla, Inc. (a)	17,977	8,084,617
TJX Cos., Inc.	21,789	3,347,008
		41,169,278
Consumer Staples — 0.9%
Walmart, Inc.	29,393	3,274,674
Energy — 1.1%
Cameco Corp.	40,198	3,677,715
Financials — 6.7%
American Express Co.	14,806	5,477,480
Blackrock, Inc.	3,198	3,422,947
Goldman Sachs Group, Inc.	6,671	5,863,809
Mastercard, Inc. Class A	11,827	6,751,798
Nasdaq, Inc.	17,577	1,707,254
		23,223,288
Health Care — 6.2%
AbbVie, Inc.	14,916	3,408,157
Argenx SE ADR (a)	2,015	1,694,514
Boston Scientific Corp. (a)	51,408	4,901,753
Cencora, Inc.	14,553	4,915,276
Eli Lilly & Co.	2,434	2,615,771
Intuitive Surgical, Inc. (a)	2,581	1,461,775
Thermo Fisher Scientific, Inc.	3,981	2,306,790
		21,304,036
Industrials — 9.2%
Axon Enterprise, Inc. (a)	3,057	1,736,162
GE Vernova, Inc.	9,736	6,363,158
General Electric Co.	19,243	5,927,421
Howmet Aerospace, Inc.	23,566	4,831,501
Parker-Hannifin Corp.	2,552	2,243,106
Quanta Services, Inc.	13,985	5,902,509
Vertiv Holdings Co. Class A	28,790	4,664,268
		31,668,125

	Number of Shares	Value
Information Technology — 47.1%
Advanced Micro Devices, Inc. (a)	11,088	$2,374,606
Amphenol Corp. Class A	36,478	4,929,637
Apple, Inc.	69,709	18,951,089
AppLovin Corp. Class A (a)	12,353	8,323,698
Arista Networks, Inc. (a)	30,673	4,019,083
Broadcom, Inc.	55,374	19,164,941
Cloudflare, Inc. Class A (a)	16,895	3,330,849
Lam Research Corp.	36,661	6,275,630
Microsoft Corp.	61,209	29,601,896
Monolithic Power Systems, Inc.	4,261	3,862,000
NVIDIA Corp.	230,124	42,918,126
Palantir Technologies, Inc. Class A (a)	9,441	1,678,138
Shopify, Inc. Class A (a)	24,114	3,881,631
Snowflake, Inc. Class A (a)	23,463	5,146,844
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	25,538	7,760,743
		162,218,911
Real Estate — 2.0%
CBRE Group, Inc. Class A (a)	20,093	3,230,754
Welltower, Inc.	20,512	3,807,232
		7,037,986
Utilities — 0.6%
Vistra Corp.	12,485	2,014,205
TOTAL COMMON STOCK (Cost $336,481,400)		342,834,398
TOTAL EQUITIES (Cost $336,481,400)		342,834,398
TOTAL LONG-TERM INVESTMENTS (Cost $336,481,400)		342,834,398
TOTAL INVESTMENTS — 99.5% (Cost $336,481,400) (b)		342,834,398
Other Assets/(Liabilities) — 0.5%		1,642,549
NET ASSETS — 100.0%		$344,476,947

Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
13

MML Invesco Discovery Mid Cap Fund — Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Equities — 98.0%
Common Stock — 98.0%
Communication Services — 2.6%
Reddit, Inc. Class A (a)	8,892	$2,044,004
ROBLOX Corp. Class A (a)	21,961	1,779,500
Take-Two Interactive Software, Inc. (a)	5,946	1,522,354
TKO Group Holdings, Inc.	7,789	1,627,901
		6,973,759
Consumer Discretionary — 14.2%
AutoZone, Inc. (a)	386	1,309,119
Carvana Co. (a)	8,167	3,446,638
DR Horton, Inc.	12,500	1,800,375
Hilton Worldwide Holdings, Inc.	32,882	9,445,355
Marriott International, Inc. Class A	9,588	2,974,581
Ollie’s Bargain Outlet Holdings, Inc. (a)	18,394	2,016,166
Ralph Lauren Corp.	11,841	4,187,096
Ross Stores, Inc.	19,594	3,529,663
Ulta Beauty, Inc. (a)	7,322	4,429,883
Viking Holdings Ltd. (a)	60,391	4,312,521
		37,451,397
Consumer Staples — 1.2%
Casey’s General Stores, Inc.	5,774	3,191,348
Energy — 1.6%
Cheniere Energy, Inc.	6,467	1,257,120
TechnipFMC PLC	68,061	3,032,798
		4,289,918
Financials — 8.8%
Affirm Holdings, Inc. (a)	25,986	1,934,138
ARES Management Corp. Class A	10,930	1,766,616
Cboe Global Markets, Inc.	5,548	1,392,548
Evercore, Inc. Class A	14,104	4,798,886
LPL Financial Holdings, Inc.	11,992	4,283,183
Nasdaq, Inc.	47,610	4,624,359
Robinhood Markets, Inc. Class A (a)	20,904	2,364,242
Synchrony Financial	26,254	2,190,371
		23,354,343
Health Care — 15.3%
Agilent Technologies, Inc.	18,857	2,565,872
Alnylam Pharmaceuticals, Inc. (a)	10,399	4,135,162
Cencora, Inc.	18,942	6,397,661
Encompass Health Corp.	39,231	4,163,978
Guardant Health, Inc. (a)	20,187	2,061,900
IDEXX Laboratories, Inc. (a)	6,997	4,733,681

	Number of Shares	Value
Insmed, Inc. (a)	3,857	$671,272
Insulet Corp. (a)	14,824	4,213,574
Labcorp Holdings, Inc.	5,751	1,442,811
Mettler-Toledo International, Inc. (a)	1,569	2,187,484
Natera, Inc. (a)	20,054	4,594,171
Tenet Healthcare Corp. (a)	16,989	3,376,054
		40,543,620
Industrials — 27.2%
Axon Enterprise, Inc. (a)	2,476	1,406,195
BWX Technologies, Inc.	19,858	3,432,257
Carpenter Technology Corp.	11,585	3,647,422
Comfort Systems USA, Inc.	7,204	6,723,421
Curtiss-Wright Corp.	7,771	4,283,919
Embraer SA Sponsored ADR	37,120	2,389,414
EMCOR Group, Inc.	5,503	3,366,680
Fastenal Co.	52,546	2,108,671
HEICO Corp.	11,017	3,564,991
Howmet Aerospace, Inc.	41,649	8,538,878
ITT, Inc.	23,081	4,004,784
Karman Holdings, Inc. (a)	32,646	2,388,708
MasTec, Inc. (a)	18,013	3,915,486
Quanta Services, Inc.	16,237	6,852,988
Rockwell Automation, Inc.	8,955	3,484,122
Rollins, Inc.	29,335	1,760,687
SPX Technologies, Inc. (a)	12,939	2,588,576
Vertiv Holdings Co. Class A	31,715	5,138,147
XPO, Inc. (a)	18,423	2,503,870
		72,099,216
Information Technology — 22.0%
Celestica, Inc. (a)	12,078	3,570,378
Cloudflare, Inc. Class A (a)	28,834	5,684,623
Coherent Corp. (a)	7,134	1,316,722
Datadog, Inc. Class A (a)	13,876	1,886,997
Flex Ltd. (a)	89,820	5,426,924
Guidewire Software, Inc. (a)	9,987	2,007,487
Lattice Semiconductor Corp. (a)	61,906	4,555,044
Lumentum Holdings, Inc. (a)	16,033	5,909,604
MACOM Technology Solutions Holdings, Inc. (a)	20,401	3,494,283
MongoDB, Inc. (a)	10,892	4,571,264
Monolithic Power Systems, Inc.	8,372	7,588,046
Rubrik, Inc. Class A (a)	19,953	1,526,005
TE Connectivity PLC	18,344	4,173,443
Teradyne, Inc.	17,779	3,441,303
Zscaler, Inc. (a)	14,163	3,185,542
		58,337,665

The accompanying notes are an integral part of the financial statements.
14

MML Invesco Discovery Mid Cap Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Materials — 0.7%
Martin Marietta Materials, Inc.	3,039	$1,892,264
Real Estate — 2.0%
CBRE Group, Inc. Class A (a)	31,986	5,143,029
Utilities — 2.4%
NRG Energy, Inc.	18,374	2,925,876
Vistra Corp.	21,754	3,509,573
		6,435,449
TOTAL COMMON STOCK (Cost $255,592,287)		259,712,008
TOTAL EQUITIES (Cost $255,592,287)		259,712,008
TOTAL LONG-TERM INVESTMENTS (Cost $255,592,287)		259,712,008

	Principal Amount
Short-Term Investments — 1.5%
Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (b)	$3,903,341	3,903,341
TOTAL SHORT-TERM INVESTMENTS (Cost $3,903,341)		3,903,341
TOTAL INVESTMENTS — 99.5% (Cost $259,495,628) (c)		263,615,349
Other Assets/(Liabilities) — 0.5%		1,339,072
NET ASSETS — 100.0%		$264,954,421

Abbreviation Legend

ADR	American Depositary Receipt
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Maturity value of $3,903,774. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $3,981,560.

(c)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
15

MML Managed Bond Fund — Portfolio of Investments

December 31, 2025

	Principal Amount	Value
Bonds & Notes — 98.5%
Corporate Debt — 39.0%
Aerospace & Defense — 0.1%
Boeing Co.
5.930% 5/01/60	$830,000	$813,862
Airlines — 0.0%
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	195,884	195,742
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC
5.303% 9/06/29	2,015,000	2,028,873
General Motors Co.
5.150% 4/01/38	930,000	894,913
Nissan Motor Acceptance Co. LLC
5.300% 9/13/27 (a)	1,250,000	1,251,699
		4,175,485
Banks — 7.7%
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36 (b)	2,360,000	2,071,052
5 yr. CMT + 2.000% 3.846% VRN 3/08/37 (b)	545,000	513,246
5 yr. CMT + 2.351% 6.250% VRN (b) (c)	2,925,000	2,970,940
Bank of Nova Scotia 5 yr. CMT + 2.903%
7.350% VRN 4/27/85 (b)	1,635,000	1,700,281
Barclays PLC
5 yr. CMT + 3.410% 4.375% VRN (b) (c)	1,575,000	1,523,732
5 yr. CMT + 5.431% 8.000% VRN (b) (c)	1,607,000	1,714,622
BNP Paribas SA
5 yr. CMT + 3.196% 4.625% VRN (a) (b) (c)	2,590,000	2,565,636
5 yr. CMT + 3.134% 7.450% VRN (a) (b) (c)	1,080,000	1,130,024
Citigroup, Inc.
5 yr. CMT + 2.572% 6.750% VRN (b) (c)	1,815,000	1,847,541
5 yr. CMT + 2.890% 6.875% VRN (b) (c)	625,000	649,441
Danske Bank AS 5 yr. CMT + 3.387%
4.375% VRN (a) (b) (c)	750,000	747,815

	Principal Amount	Value
First Citizens BancShares, Inc. 5 yr. CMT + 1.850%
5.600% VRN 9/05/35 (b)	$1,825,000	$1,821,826
Goldman Sachs Group, Inc. 5 yr. CMT + 2.461%
6.850% VRN (b) (c)	1,473,000	1,531,794
HSBC Holdings PLC 5 yr. CMT + 3.298%
6.875% VRN (b) (c)	2,629,000	2,718,257
Huntington Bancshares, Inc. 5 yr. CMT + 1.700%
6.141% VRN 11/18/39 (b)	700,000	729,445
ING Groep NV
5 yr. CMT + 2.862% 3.875% VRN (b) (c)	3,050,000	2,961,321
5 yr. CMT + 3.506% 4.875% VRN (a) (b) (c)	498,000	481,940
JP Morgan Chase & Co. 5 yr. CMT + 2.152%
6.500% VRN (b) (c)	1,731,000	1,798,702
Lloyds Banking Group PLC
5 yr. CMT + 3.150% 6.750% VRN (b) (c) (d)	1,325,000	1,372,350
5 yr. CMT + 3.913% 8.000% VRN (b) (c)	1,175,000	1,271,144
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36 (a) (b)	2,565,000	2,334,205
Morgan Stanley
1 day USD SOFR + 1.360% 2.484% VRN 9/16/36 (b)	1,870,000	1,644,316
1 day USD SOFR + 2.620% 5.297% VRN 4/20/37 (b)	2,320,000	2,359,904
NatWest Group PLC
5 yr. CMT + 3.100% 4.600% VRN (b) (c)	825,000	764,319
5 yr. CMT + 2.937% 7.300% VRN (b) (c)	2,122,000	2,251,037
Nordea Bank Abp 5 yr. CMT + 2.660%
6.300% VRN (a) (b) (c) (d)	2,893,000	2,954,948
Royal Bank of Canada 5 yr. CMT + 2.815%
6.750% VRN 8/24/85 (b)	1,815,000	1,883,567
Synovus Bank/Columbus GA 5 yr. CMT + 2.300%
5.957% VRN 1/15/36 (b)	1,301,000	1,308,220
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82 (b)	2,431,000	2,563,596

The accompanying notes are an integral part of the financial statements.
16

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
UBS Group AG
5 yr. USD SOFR ICE Swap + 3.122% 6.600% VRN (a) (b) (c)	$1,830,000	$1,858,480
5 yr. USD SOFR ICE Swap + 3.077% 7.000% VRN (a) (b) (c)	834,000	852,266
US Bancorp 5 yr. CMT + 2.541%
3.700% VRN (b) (c)	1,100,000	1,073,486
Wells Fargo & Co. 5 yr. CMT + 2.767%
6.850% VRN (b) (c)	1,214,000	1,268,647
		55,238,100
Beverages — 0.1%
Bacardi Ltd.
5.150% 5/15/38 (a)	650,000	618,215
Building Materials — 0.4%
JH North America Holdings, Inc.
5.875% 1/31/31 (a)	1,825,000	1,862,823
6.125% 7/31/32 (a)	889,000	912,609
		2,775,432
Chemicals — 1.0%
Celanese US Holdings LLC
6.850% STEP 11/15/28	2,380,000	2,489,826
Dow Chemical Co.
5.600% 2/15/54	815,000	708,227
FMC Corp.
3.450% 10/01/29	1,150,000	1,020,007
5 yr. CMT + 4.366% 8.450% VRN 11/01/55 (b)	2,360,000	1,867,953
Huntsman International LLC
2.950% 6/15/31	1,250,000	1,053,311
		7,139,324
Commercial Services — 0.4%
Element Fleet Management Corp.
4.641% 11/24/30 (a)	1,224,000	1,227,413
Triton Container International Ltd.
3.150% 6/15/31 (a)	2,100,000	1,892,029
		3,119,442
Computers — 0.3%
Genpact UK Finco PLC/Genpact USA, Inc.
4.950% 11/18/30	1,061,000	1,060,780
Kyndryl Holdings, Inc.
3.150% 10/15/31	950,000	867,097
		1,927,877

	Principal Amount	Value
Diversified Financial Services — 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5 yr. CMT + 2.441%
6.500% VRN 1/31/56 (b)	$1,225,000	$1,263,567
American Express Co. 5 yr. CMT + 2.854%
3.550% VRN (b) (c)	1,150,000	1,134,170
Apollo Global Management, Inc., (Acquired 5/16/24, Cost $1,196,000),
5.800% 5/21/54 (e)	1,196,000	1,174,239
ARES Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a) (b)	1,840,000	1,816,036
Avolon Holdings Funding Ltd.
4.950% 10/15/32 (a)	2,200,000	2,176,030
BGC Group, Inc.
6.150% 4/02/30	938,000	971,246
6.600% 6/10/29	2,360,000	2,461,113
Blue Owl Finance LLC
3.125% 6/10/31	1,390,000	1,259,675
Charles Schwab Corp. 5 yr. CMT + 3.168%
4.000% VRN (b) (c)	2,325,000	2,310,792
		14,566,868
Electric — 1.2%
AES Corp. 5 yr. CMT + 3.201%
7.600% VRN 1/15/55 (b)	1,804,000	1,837,208
Dayton Power & Light Co.
4.550% 8/15/30 (a)	900,000	896,523
Dominion Energy, Inc.
5 yr. CMT + 3.195% 4.350% VRN (b) (c)	973,000	964,885
5 yr. CMT + 2.262% 6.000% VRN 2/15/56 (b)	816,000	819,764
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82 (b)	1,500,000	1,466,514
Pacific Gas & Electric Co.
5.700% 3/01/35	900,000	925,259
Sempra 5 yr. CMT + 2.868%
4.125% VRN 4/01/52 (b)	1,586,000	1,553,768
		8,463,921
Entertainment — 0.1%
Warnermedia Holdings, Inc.
4.279% 3/15/32	1,220,000	1,070,940

The accompanying notes are an integral part of the financial statements.
17

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Food — 0.3%
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	$2,230,000	$1,973,597
Gas — 0.1%
NiSource, Inc.
5.800% 2/01/42	950,000	955,642
Health Care - Services — 1.1%
Centene Corp.
2.450% 7/15/28	1,200,000	1,123,607
3.000% 10/15/30	2,065,000	1,847,221
Elevance Health, Inc.
5.000% 1/15/36	1,019,000	1,012,844
HCA, Inc.
5.900% 6/01/53	1,510,000	1,478,380
Humana, Inc.
5.750% 4/15/54	1,838,000	1,729,044
UnitedHealth Group, Inc.
5.750% 7/15/64	1,064,000	1,038,791
		8,229,887
Insurance — 8.7%
Allianz SE 5 yr. CMT + 2.317%
6.550% VRN (a) (b) (c) (d)	2,000,000	2,076,084
Allstate Corp. 3 mo. USD Term SOFR + 3.200%
7.051% VRN 8/15/53 (b)	2,885,000	2,885,600
American National Global Funding
5.250% 6/03/30 (a)	1,800,000	1,828,968
American National Group, Inc.
5.750% 10/01/29	1,400,000	1,448,732
5 yr. CMT + 3.183% 7.000% VRN 12/01/55 (b)	700,000	700,753
Ascot Group Ltd.
4.250% 12/15/30 (a)	1,990,000	1,849,268
5 yr. CMT + 2.375% 6.349% VRN 6/15/35 (a) (b)	831,000	860,297
Aspen Insurance Holdings Ltd.
5.750% 7/01/30	589,000	614,029
Athene Global Funding
2.673% 6/07/31 (a)	1,630,000	1,452,074
Athene Holding Ltd., (Acquired 10/07/24, Cost $1,645,000), 5 yr. CMT + 2.607%
6.625% VRN 10/15/54 (b) (e)	1,645,000	1,641,881
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40 (b)	1,880,000	1,808,616
Belrose Funding Trust II
6.792% 5/15/55 (a)	1,425,000	1,479,638

	Principal Amount	Value
Brighthouse Financial Global Funding
5.650% 6/10/29 (a)	$1,859,000	$1,899,628
Brighthouse Financial, Inc.
4.700% 6/22/47	975,000	717,443
CNO Financial Group, Inc.
6.450% 6/15/34	1,765,000	1,867,267
CNO Global Funding
4.700% 12/11/30 (a)	1,224,000	1,225,570
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52 (b)	4,211,000	4,312,215
Enstar Finance LLC 5 yr. CMT + 4.006%
5.500% VRN 1/15/42 (b)	3,051,000	3,004,870
Enstar Group Ltd.
3.100% 9/01/31	650,000	584,185
Fairfax Financial Holdings Ltd.
6.100% 3/15/55	1,845,000	1,849,593
Fidus Re Ltd. 1 mo. U.S. T-Bill Rate + 2.500%
6.042% FRN 1/08/42 (a) (b)	4,700,000	4,703,676
Fortitude Global Funding
4.625% 10/06/28 (a)	1,505,000	1,505,297
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	1,710,000	1,781,112
Global Atlantic Fin Co.
6.750% 3/15/54 (a)	1,408,000	1,438,350
5 yr. CMT + 3.550% 7.250% VRN 3/01/56 (a) (b)	1,714,000	1,722,034
5 yr. CMT + 3.608% 7.950% VRN 10/15/54 (a) (b)	678,000	700,019
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a) (b)	3,006,000	2,964,046
MetLife Capital Trust IV
7.875% 12/15/67 (a)	840,000	928,616
MetLife, Inc.
9.250% 4/08/68 (a)	457,000	548,475
Omnis Funding Trust
6.722% 5/15/55 (a)	1,825,000	1,897,731
Reinsurance Group of America, Inc. 5 yr. CMT + 2.392%
6.650% VRN 9/15/55 (b)	700,000	723,308
Sammons Financial Group Global Funding
4.800% 12/12/30 (a)	1,795,000	1,798,594
Sammons Financial Group, Inc.
4.750% 4/08/32 (a)	3,705,000	3,604,500

The accompanying notes are an integral part of the financial statements.
18

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
USF&G Capital I
8.500% 12/15/45 (a)	$885,000	$937,448
Vitality Re XV Ltd. FHMMUSTF + 2.500%
6.080% FRN 1/08/29 (a) (b)	3,016,000	3,054,906
		62,414,823
Internet — 0.3%
Meta Platforms, Inc.
5.625% 11/15/55	2,185,000	2,097,100
Investment Companies — 3.0%
Antares Holdings LP
3.950% 7/15/26 (a)	2,405,000	2,396,056
6.500% 2/08/29 (a)	3,650,000	3,729,136
ARES Capital Corp.
5.875% 3/01/29	2,100,000	2,154,245
ARES Strategic Income Fund
5.450% 9/09/28 (a)	1,280,000	1,290,699
6.350% 8/15/29	2,228,000	2,292,563
Blackstone Secured Lending Fund
5.125% 1/31/31	2,235,000	2,207,173
Blue Owl Credit Income Corp.
5.800% 3/15/30	1,625,000	1,622,986
6.650% 3/15/31	275,000	283,391
Blue Owl Technology Finance Corp.
6.750% 4/04/29 (d)	1,505,000	1,539,297
Golub Capital BDC, Inc.
6.000% 7/15/29 (d)	2,872,000	2,936,426
HPS Corporate Lending Fund
6.250% 9/30/29 (d)	1,295,000	1,341,500
		21,793,472
Media — 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.850% 12/01/35 (d)	793,000	791,076
6.484% 10/23/45	960,000	902,560
News Corp.
3.875% 5/15/29 (a)	1,125,000	1,091,550
Paramount Global
6.875% 4/30/36	1,680,000	1,652,651
Time Warner Cable LLC
5.875% 11/15/40	1,525,000	1,411,164
6.550% 5/01/37	800,000	816,367
		6,665,368
Oil & Gas — 3.0%
BP Capital Markets PLC 5 yr. CMT + 1.924%
6.125% VRN (b) (c)	1,895,000	1,954,139

	Principal Amount	Value
Continental Resources, Inc.
5.750% 1/15/31 (a)	$1,395,000	$1,430,412
Helmerich & Payne, Inc.
5.500% 12/01/34 (d)	2,735,000	2,692,700
Occidental Petroleum Corp.
5.375% 1/01/32	900,000	921,598
6.050% 10/01/54	2,623,000	2,508,777
Ovintiv, Inc.
5.150% 11/15/41	800,000	688,443
6.500% 2/01/38	820,000	859,219
7.100% 7/15/53	1,628,000	1,729,977
Patterson-UTI Energy, Inc.
5.150% 11/15/29	830,000	837,152
7.150% 10/01/33	1,625,000	1,739,141
Petroleos Mexicanos
6.375% 1/23/45	595,000	479,217
6.625% 6/15/35	140,000	132,849
Phillips 66 Co. 5 yr. CMT + 2.283%
5.875% VRN 3/15/56 (b)	2,515,000	2,488,092
Santos Finance Ltd.
5.750% 11/13/35 (a)	1,865,000	1,854,639
6.875% 9/19/33 (a)	1,250,000	1,367,201
		21,683,556
Pharmaceuticals — 0.9%
CVS Health Corp.
5.875% 6/01/53	1,050,000	1,019,546
6.125% 9/15/39	560,000	580,689
5 yr. CMT + 2.886% 7.000% VRN 3/10/55 (b)	1,015,000	1,064,784
CVS Pass-Through Trust
5.926% 1/10/34 (a)	730,318	748,647
7.507% 1/10/32 (a)	563,410	597,990
Utah Acquisition Sub, Inc.
5.250% 6/15/46	2,700,000	2,217,622
		6,229,278
Pipelines — 1.9%
Columbia Pipelines Holding Co. LLC
4.999% 11/17/32 (a)	1,815,000	1,814,838
Enbridge, Inc. 5 yr. CMT + 3.708%
7.375% VRN 1/15/83 (b)	1,019,000	1,046,119
Energy Transfer LP
5.950% 5/15/54	785,000	743,906
5 yr. CMT + 2.676% 6.500% VRN 2/15/56 (b)	1,880,000	1,873,779
5 yr. CMT + 5.306% 7.125% VRN (b) (c)	1,830,000	1,873,834
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 2.832%
5.375% VRN 2/15/78 (b) (d)	2,256,000	2,241,234

The accompanying notes are an integral part of the financial statements.
19

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
ONEOK, Inc.
5.050% 4/01/45	$625,000	$546,350
5.450% 6/01/47	1,425,000	1,310,078
Plains All American Pipeline LP 3 mo. USD Term SOFR + 4.372%
8.223% VRN (b) (c)	2,345,000	2,351,653
		13,801,791
Private Equity — 0.3%
Brookfield Finance, Inc.
5.968% 3/04/54	1,011,000	1,020,453
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a) (d)	1,476,000	979,322
		1,999,775
Real Estate Investment Trusts (REITS) — 2.5%
Broadstone Net Lease LLC
2.600% 9/15/31	2,465,000	2,181,333
EPR Properties
3.600% 11/15/31	1,136,000	1,052,786
3.750% 8/15/29	675,000	653,922
Essential Properties LP
5.400% 12/01/35	1,473,000	1,475,710
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	3,050,000	2,969,782
GLP Capital LP/GLP Financing II, Inc.
4.000% 1/15/31	1,900,000	1,819,871
Piedmont Operating Partnership LP
5.625% 1/15/33	1,007,000	1,017,320
6.875% 7/15/29	1,565,000	1,660,814
9.250% 7/20/28	1,847,000	2,040,803
Service Properties Trust
4.950% 10/01/29 (d)	1,155,000	1,001,126
Store Capital LLC
4.625% 3/15/29	2,300,000	2,291,526
		18,164,993
Semiconductors — 0.4%
Foundry JV Holdco LLC
6.100% 1/25/36 (a)	2,568,000	2,684,681
Software — 0.7%
Microsoft Corp.
2.921% 3/17/52	2,399,000	1,571,434
Oracle Corp.
5.200% 9/26/35	1,824,000	1,747,539
5.375% 9/27/54	1,005,000	812,818
5.950% 9/26/55 (d)	925,000	819,563
		4,951,354

	Principal Amount	Value
Telecommunications — 0.4%
AT&T, Inc.
3.550% 9/15/55	$2,198,000	$1,463,082
T-Mobile USA, Inc.
6.000% 6/15/54	1,134,000	1,153,044
		2,616,126
Trucking & Leasing — 0.1%
GATX Corp.
5.500% 6/15/35	1,023,000	1,048,288
Venture Capital — 0.5%
Hercules Capital, Inc.
3.375% 1/20/27	2,545,000	2,510,515
6.000% 6/16/30 (d)	1,075,000	1,088,633
		3,599,148
TOTAL CORPORATE DEBT (Cost $280,372,747)		281,014,087
Non-U.S. Government Agency Obligations — 22.4%
Automobile Asset-Backed Securities — 0.5%
Securitized Term Auto Receivables Trust, Series 2025-A, Class D
6.746% 7/25/31 (a)	995,869	1,009,175
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class C
5.080% 8/20/29 (a)	2,500,000	2,528,946
		3,538,121
Commercial Mortgage-Backed Securities — 5.8%
Bank, Series 2020-BN30, Class MCDF,
2.918% VRN 12/15/53 (b) (f)	2,100,000	1,569,561
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.760% VRN 2/15/54 (a) (b) (f)	2,200,000	1,792,009
Series 2021-B23, Class 360B, 2.760% VRN 2/15/54 (a) (b) (f)	3,587,000	2,751,453
Series 2021-B25, Class 300C, 2.994% VRN 4/15/54 (a) (b) (f)	2,500,000	1,729,511
BGME Trust
Series 2021-VR, Class C, 2.995% VRN 1/10/43 (a) (b) (f)	8,018,000	6,097,111
Series 2021-VR, Class D, 2.995% VRN 1/10/43 (a) (b) (f)	2,400,000	1,760,195
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, 1 mo. USD Term SOFR + 1.850%
5.600% FRN 8/15/42 (a) (b)	2,600,000	2,606,508

The accompanying notes are an integral part of the financial statements.
20

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BX Trust, Series 2023-LIFE, Class C
5.884% 2/15/28 (a)	$500,000	$488,439
COMM Mortgage Trust, Series 2012-CR4, Class B
3.703% 10/15/45 (a)	1,060,000	753,873
Harvest Commercial Capital Loan Trust, Series 2025-1, Class M2,
6.735% VRN 6/25/57 (b) (f)	891,842	904,524
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD Term SOFR + 1.864%
5.620% FRN 8/15/38 (a) (b)	1,586,968	1,573,489
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD Term SOFR + 1.764% 5.500% FRN 2/15/39 (a) (b)	2,900,000	2,876,122
Series 2021-FL2, Class C, 1 mo. USD Term SOFR + 2.114% 5.850% FRN 2/15/39 (a) (b)	5,000,000	4,966,293
Series 2021-FL2, Class D, 1 mo. USD Term SOFR + 2.314% 6.050% FRN 2/15/39 (a) (b)	4,100,000	4,051,701
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
5.615% FRN 3/15/38 (a) (b)	1,354,500	1,343,978
MFT Mortgage Trust, Series 2020-ABC, Class A
3.358% 2/10/42 (a)	919,000	748,570
US Bank C&I Credit-Linked Notes, Series 2025-SUP2, Class B1
4.818% 9/25/32 (a)	1,653,766	1,659,709
US Bank NA, Series 2025-SUP1, Class B
5.582% 2/25/32 (a)	645,913	647,692
Velocity Commercial Capital Loan Trust
Series 2025-4, Class A, 5.190% VRN 9/25/55 (a) (b) (f)	965,243	961,230
Series 2025-3, Class A, 5.870% VRN 6/25/55 (a) (b) (f)	2,212,661	2,227,887
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class B
4.556% 6/16/51	400,000	381,835
		41,891,690
Home Equity Asset-Backed Securities — 0.3%
Vista Point Securitization Trust, Series 2025-CES3, Class A1,
5.297% STEP 11/25/55 (a)	1,780,928	1,779,453

	Principal Amount	Value
Other Asset-Backed Securities — 11.1%
Anchorage Capital CLO 19 Ltd., Series 2021-19A, Class A1R, 3 mo. USD Term SOFR + 1.350%
5.255% FRN 10/15/38 (a) (b)	$2,000,000	$2,003,274
Apidos CLO LV Ltd., Series 2025-55A, Class A1, 3 mo. USD Term SOFR + 1.210%
4.932% FRN 1/20/39 (a) (b)	2,000,000	2,001,614
Apidos CLO XLVIII Ltd., Series 2024-48A, Class A1, 3 mo. USD Term SOFR + 1.440%
5.298% FRN 7/25/37 (a) (b)	2,000,000	2,006,074
Apidos CLO XXXII Ltd., Series 2019-32A, Class B1R, 3 mo. USD Term SOFR + 1.500%
5.384% FRN 1/20/33 (a) (b)	1,250,000	1,250,375
Aqua Finance Trust, Series 2020-AA, Class C
3.970% 7/17/46 (a)	3,051,212	2,986,610
ARES Loan Funding VI Ltd., Series 2024-ALF6A, Class A1, 3 mo. USD Term SOFR + 1.470%
5.397% FRN 7/10/37 (a) (b)	1,000,000	1,003,051
Ballyrock CLO 26 Ltd., Series 2024-26A, Class A1A, 3 mo. USD Term SOFR + 1.510%
5.368% FRN 7/25/37 (a) (b)	1,700,000	1,706,122
Benefit Street Partners CLO 41 Ltd., Series 2025-41A, Class A, 3 mo. USD Term SOFR + 1.300%
5.618% FRN 7/25/38 (a) (b)	2,000,000	2,001,602
Benefit Street Partners CLO 42 Ltd., Series 2025-42A, Class A, 3 mo. USD Term SOFR + 1.300%
5.371% FRN 10/25/38 (a) (b)	1,750,000	1,754,447
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1R, 3 mo. USD Term SOFR + 1.530%
5.414% FRN 7/20/37 (a) (b)	2,000,000	2,003,908
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class BR2, 3 mo. USD Term SOFR + 1.550%
5.455% FRN 10/15/38 (a) (b)	1,000,000	1,003,316
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600%
5.505% FRN 10/15/31 (a) (b)	2,000,000	2,000,580

The accompanying notes are an integral part of the financial statements.
21

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Canyon Capital CLO Ltd.
Series 2022-2A, Class A1R, 3 mo. USD Term SOFR + 1.180% 5.085% FRN 4/15/38 (a) (b)	$1,000,000	$998,455
Series 2022-1A, Class B, 3 mo. USD Term SOFR + 1.850% 5.744% FRN 4/15/35 (a) (b)	940,000	940,433
Capital Automotive REIT, Series 2024-3A, Class A1
4.400% 10/15/54 (a)	950,000	926,274
CBAMR Ltd., Series 2017-4A, Class A1R, 3 mo. USD Term SOFR + 1.420%
5.701% FRN 3/31/38 (a) (b)	2,000,000	2,007,868
CIFC Funding Ltd.
Series 2020-3A, Class A1R2, 3 mo. USD Term SOFR + 1.210% 5.072% FRN 10/20/38 (a) (b)	2,500,000	2,499,937
Series 2019-6A, Class A1R, 3 mo. USD Term SOFR + 1.450% 5.344% FRN 7/16/37 (a) (b)	2,650,000	2,656,890
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class B1R3, 3 mo. USD Term SOFR + 1.350%
5.234% FRN 4/20/34 (a) (b)	1,000,000	1,000,283
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	911,653	912,858
LMDV Issuer Co. LLC, Series 2025-1A, Class A2
5.310% 12/15/55 (a)	1,000,000	999,700
Magnetite XXXV Ltd., Series 2022-35A, Class A1RR, 3 mo. USD Term SOFR + 1.200%
4.919% FRN 1/25/39 (a) (b)	2,500,000	2,500,000
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,336,000	1,296,492
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	637,000	620,220
MetroNet Infrastructure Issuer LLC, Series 2025-4A, Class A2
5.163% 12/20/55 (a)	1,100,000	1,102,427
MidOcean Credit CLO XII Ltd., Series 2023-12A, Class A1RR, 3 mo. USD Term SOFR + 1.340%
5.224% FRN 7/18/38 (a) (b)	2,000,000	2,006,536

	Principal Amount	Value
MidOcean Credit CLO XIV Ltd., Series 2024-14A, Class A1, 3 mo. USD Term SOFR + 1.580%
5.485% FRN 4/15/37 (a) (b)	$1,000,000	$1,001,843
MidOcean Credit CLO XXI, Series 2025-21A, Class B, 3 mo. USD Term SOFR + 1.580%
5.442% FRN 10/20/38 (a) (b)	1,500,000	1,501,841
Mosaic Solar Loan Trust, Series 2018-1A, Class A
4.010% 6/22/43 (a)	106,589	102,188
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	87,538	86,093
Neuberger Berman CLO 32R Ltd., Series 2019-32RA, Class A, 3 mo. USD Term SOFR + 1.310%
5.639% FRN 7/20/39 (a) (b)	2,000,000	2,002,134
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class A1R3, 3 mo. USD Term SOFR + 1.150%
5.055% FRN 4/15/39 (a) (b)	2,000,000	1,998,812
Neuberger Berman Loan Advisers CLO 30 Ltd., Series 2018-30A, Class A1R2, 3 mo. USD Term SOFR + 1.240%
5.124% FRN 1/20/37 (a) (b)	2,000,000	1,999,230
Neuberger Berman Loan Advisers CLO 44 Ltd., Series 2021-44A, Class BR, 3 mo. USD Term SOFR + 1.500%
5.394% FRN 10/16/35 (a) (b)	1,000,000	1,001,022
Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class BR2, 3 mo. USD Term SOFR + 1.550%
5.408% FRN 12/25/37 (a) (b)	1,000,000	1,001,966
NP SPE II LLC, Series 2017-1A, Class A2
4.219% 10/21/47 (a)	2,258,238	1,958,467
Oak Hill Credit Partners X-R Ltd., Series 2014-10RA, Class AR2, 3 mo. USD Term SOFR + 1.130%
5.014% FRN 4/20/38 (a) (b)	1,000,000	997,502
Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A5
3.390% 11/20/50 (a)	1,188,500	827,859

The accompanying notes are an integral part of the financial statements.
22

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
OCP CLO Ltd., Series 2023-27A, Class BR2, 3 mo. USD Term SOFR + 1.650%
5.941% FRN 7/15/38 (a) (b)	$1,750,000	$1,757,187
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD Term SOFR + 2.112%
5.996% FRN 10/20/34 (a) (b)	450,000	450,637
Park Blue CLO Ltd., Series 2025-9A, Class A1, 3 mo. USD Term SOFR + 1.350%
5.431% FRN 10/20/38 (a) (b)	2,000,000	2,002,312
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. USD Term SOFR + 1.850%
5.755% FRN 1/15/37 (a) (b)	750,000	750,276
RR 8 Ltd., Series 2020-8A, Class A1A2, 3 mo. USD Term SOFR + 1.230%
4.980% FRN 1/15/39 (a) (b)	2,000,000	2,003,070
Sagard-Halseypoint CLO 10 Ltd., Series 2025-10A, Class B, 3 mo. USD Term SOFR + 1.750%
5.630% FRN 10/20/38 (a) (b)	1,375,000	1,377,676
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D
3.170% 11/20/37 (a)	180,156	179,381
Sixth Street CLO XIV Ltd., Series 2019-14A, Class A1R2, 3 mo. USD Term SOFR + 1.150%
5.020% FRN 1/20/38 (a) (b)	1,000,000	998,015
Sixth Street CLO XX Ltd., Series 2021-20A, Class A1R, 3 mo. USD Term SOFR + 1.320%
5.202% FRN 7/17/38 (a) (b)	1,700,000	1,704,010
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	358,542	346,448
Sunnova Hestia II Issuer LLC, Series 2024-GRID1, Class 1A
5.630% 7/20/51 (a)	993,332	986,784
Symphony CLO 42 Ltd., Series 2024-42A, Class A1, 3 mo. USD Term SOFR + 1.530%
5.412% FRN 4/17/37 (a) (b)	2,000,000	2,003,388
Texas Debt Capital CLO Ltd., Series 2023-1A, Class A1R, 3 mo. USD Term SOFR + 1.300%
5.184% FRN 7/20/38 (a) (b)	2,000,000	2,004,170

	Principal Amount	Value
Thrust Engine Leasing DAC
Series 2021-1A, Class A, 4.163% 7/15/40 (a)	$2,250,985	$2,221,420
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,075,408	1,074,800
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	247,272	244,800
Vertical Bridge CC LLC, Series 2025-1A, Class A
5.163% 8/16/55 (a)	2,500,000	2,504,803
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	683,407	667,863
		79,945,343
Student Loans Asset-Backed Securities — 3.0%
College Avenue Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	774,269	750,585
Series 2019-A, Class C, 4.460% 12/28/48 (a)	1,916,111	1,881,758
Edsouth Indenture No. 8 LLC, Series 2014-4, Class B, 30 day USD SOFR Average + 1.614%
5.489% FRN 6/25/48 (a) (b)	1,200,000	1,200,446
Edsouth Indenture No. 9 LLC, Series 2015-1, Class B, 30 day USD SOFR Average + 1.614%
5.489% FRN 10/25/56 (a) (b)	1,100,000	1,071,004
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A
3.580% 11/25/38 (a)	213,124	207,376
Navient Refinance Loan Trust, Series 2025-C, Class A
4.800% 10/15/55 (a)	1,939,157	1,938,955
Nelnet Student Loan Trust
Series 2005-4, Class A4R1, 1.145% FRN 3/22/32 (b) (f)	80,000	79,556
Series 2021-A, Class B1, 2.850% 4/20/62 (a)	1,020,000	925,797
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,150,000	1,706,557
Series 2025-CA, Class C, 5.150% 6/22/65 (a)	2,500,000	2,473,451
Series 2019-1A, Class B, 30 day USD SOFR Average + 1.514% 5.389% FRN 4/25/67 (a) (b)	3,250,000	3,134,770
SLM Student Loan Trust, Series 2005-6, Class B, 90 day USD SOFR Average + 0.552%
4.865% FRN 1/25/44 (b)	787,805	748,990

The accompanying notes are an integral part of the financial statements.
23

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SMB Private Education Loan Trust
Series 2024-E, Class B, 5.710% 10/16/56 (a)	$2,500,000	$2,499,449
Series 2024-A, Class B, 5.880% 3/15/56 (a)	2,910,000	2,995,500
		21,614,194
Whole Loan Collateral Collateralized Mortgage Obligations — 1.6%
A&D Mortgage Trust, Series 2025-NQM3, Class A1,
5.374% STEP 8/25/70 (a)	3,381,362	3,400,899
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (b) (f)	3,130,593	2,600,838
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A2,
2.500% VRN 2/25/52 (a) (b) (f)	1,712,056	1,433,044
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (b) (f)	2,030,159	1,686,618
Verus Securitization Trust, Series 2025-8, Class A2,
5.123% STEP 9/25/70 (a)	2,501,262	2,501,415
		11,622,814
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
2.500% VRN 2/25/52 (a) (b) (f)	1,137,091	944,674
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $168,874,764)		161,336,289
Sovereign Debt Obligations — 0.3%
Mexico Government International Bond
2.659% 5/24/31	1,225,000	1,090,250
4.750% 3/08/44	1,652,000	1,361,248
		2,451,498
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,743,117)		2,451,498

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities (g) — 23.8%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. REMICS
Series 2178, Class PB 7.000% 8/15/29	$4,730	$4,902
Pass-Through Securities — 23.8%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	1,765,986	1,452,667
Pool #RA4255 2.000% 1/01/51	3,598,941	2,966,045
Pool #RA5576 2.500% 7/01/51	6,295,384	5,411,013
Pool #SD0905 3.000% 3/01/52	2,726,729	2,442,325
Pool #C91344 3.500% 11/01/30	18,349	18,200
Pool #C91424 3.500% 1/01/32	14,686	14,535
Pool #RA2483 3.500% 6/01/50	2,895,619	2,703,396
Pool #SD1523 4.000% 8/01/52	4,099,445	3,930,379
Pool #C91239 4.500% 3/01/29	676	679
Pool #C91251 4.500% 6/01/29	4,817	4,840
Pool #SD7323 5.000% 12/01/54	9,012,377	8,996,009
Pool #D97258 5.500% 4/01/27	414	416
Pool #C91026 5.500% 4/01/27	2,080	2,110
Pool #C91074 5.500% 8/01/27	262	266
Pool #D97417 5.500% 10/01/27	2,695	2,733
Pool #C91128 5.500% 12/01/27	242	245
Pool #C91148 5.500% 1/01/28	6,339	6,429
Pool #C91176 5.500% 5/01/28	2,822	2,863
Pool #C91217 5.500% 11/01/28	788	799
Pool #SD4364 5.500% 10/01/53	4,629,017	4,742,778
Federal National Mortgage Association
Pool #MA4577 2.000% 4/01/52	6,577,273	5,332,236
Pool #CB0414 2.500% 5/01/51	5,352,167	4,578,555
Pool #FM8596 2.500% 9/01/51	1,636,060	1,406,228
Pool #FM9104 2.500% 10/01/51	4,888,295	4,201,590
Pool #FM9227 2.500% 10/01/51	3,442,226	2,947,908
Pool #MA4548 2.500% 2/01/52	4,216,743	3,583,528
Pool #FS3035 2.500% 4/01/52	7,391,913	6,367,362
Pool #MA3029 3.000% 6/01/32	612,343	598,499
Pool #MA3090 3.000% 8/01/32	258,226	252,176
Pool #AO8180 3.000% 9/01/42	7,997	7,387
Pool #AB7397 3.000% 12/01/42	49,169	45,369
Pool #AB7401 3.000% 12/01/42	38,830	35,870
Pool #AP8668 3.000% 12/01/42	59,616	55,007
Pool #AR1975 3.000% 12/01/42	11,282	10,428
Pool #AR0306 3.000% 1/01/43	3,269	3,018
Pool #AR5391 3.000% 1/01/43	9,019	8,292
Pool #AL3215 3.000% 2/01/43	38,035	35,060
Pool #AR4109 3.000% 2/01/43	25,903	23,950
Pool #AR4432 3.000% 3/01/43	17,785	16,385

The accompanying notes are an integral part of the financial statements.
24

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AT0169 3.000% 3/01/43	$85,353	$78,737
Pool #AB8809 3.000% 3/01/43	19,946	18,412
Pool #MA1368 3.000% 3/01/43	76,000	70,087
Pool #AR2174 3.000% 4/01/43	72,060	66,470
Pool #FS1075 3.000% 3/01/52	2,778,111	2,490,952
Pool #CB3304 3.000% 4/01/52	4,402,932	3,947,823
Pool #CB3305 3.000% 4/01/52	5,311,329	4,757,345
Pool #AS1304 3.500% 12/01/28	149,371	148,523
Pool #MA1356 3.500% 2/01/43	2,688,650	2,552,561
Pool #CA6096 3.500% 6/01/50	3,336,517	3,108,768
Pool #FM4017 3.500% 8/01/50	197,941	184,739
Pool #CB3842 3.500% 6/01/52	8,503,610	7,928,474
Pool #CB3866 4.500% 6/01/52	4,518,867	4,452,966
Pool #CB4129 4.500% 7/01/52	4,232,153	4,155,886
Pool #AD6437 5.000% 6/01/40	118,398	120,731
Pool #AD6996 5.000% 7/01/40	786,506	802,026
Pool #AL8173 5.000% 2/01/44	315,500	321,731
Pool #MA5530 5.000% 11/01/54	3,687,304	3,682,911
Pool #AD0836 5.500% 11/01/28	5,084	5,156
Pool #MA4842 5.500% 12/01/52	7,957,819	8,126,032
Pool #CB9444 6.000% 11/01/54	3,459,325	3,564,237
Pool #FA0095 6.000% 12/01/54	5,381,907	5,570,774
Government National Mortgage Association
Pool #480539 7.000% 4/15/29	32	32
Pool #488634 7.000% 5/15/29	662	675
Pool #500928 7.000% 5/15/29	1,398	1,431
Pool #510083 7.000% 7/15/29	73	75
Pool #493723 7.000% 8/15/29	1,102	1,131
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	1,590,847	1,438,060
Pool #MA6283 3.000% 11/20/49	2,894,586	2,610,256
Pool #MA6409 3.000% 1/20/50	2,991,718	2,697,846
Pool #MA4321 3.500% 3/20/47	1,786,203	1,664,525
Pool #80136 1 yr. CMT + 1.500% 4.750% FRN 11/20/27 (b)	94	94
Pool #MB0025 5.000% 11/20/54	9,385,576	9,369,133
Pool #MB0091 5.000% 12/20/54	9,428,524	9,417,899
Pool #MA8429 5.500% 11/20/52	4,093,945	4,164,763
Pool #MB0746 5.500% 11/20/55	3,990,042	4,037,243
Uniform Mortgage-Backed Security, TBA
5.000% 1/01/40 (h)	12,000,000	12,154,687
5.500% 1/01/40 (h)	5,000,000	5,126,172
		171,046,938
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $176,468,241)		171,051,840

	Principal Amount	Value
U.S. Treasury Obligations — 13.0%
U.S. Treasury Bonds & Notes — 13.0%
U.S. Treasury Bonds
2.250% 8/15/49 (i)	$33,500,000	$21,047,427
3.500% 2/15/39	15,000,000	13,673,437
4.125% 8/15/44	23,000,000	21,134,932
4.625% 2/15/55	6,000,000	5,791,577
4.750% 8/15/55	2,000,000	1,970,303
U.S. Treasury Notes
1.875% 2/15/32	20,000,000	17,842,188
3.375% 9/15/28	12,250,000	12,200,470
		93,660,334
TOTAL U.S. TREASURY OBLIGATIONS (Cost $94,795,295)		93,660,334
TOTAL BONDS & NOTES (Cost $723,254,164)		709,514,048
TOTAL LONG-TERM INVESTMENTS (Cost $723,254,164)		709,514,048
Short-Term Investments — 3.3%
Commercial Paper — 2.5%
Alimentation Couche-Tard, Inc.
4.250% 1/22/26 (a)	2,000,000	1,995,211
Bell Telephone Co. of Canada or Bell Canada
3.978% 1/12/26 (a)	2,100,000	2,097,314
4.223% 3/03/26 (a)	3,000,000	2,980,108
Oracle Corp.
4.016% 2/02/26 (a)	1,000,000	996,468
4.232% 6/17/26 (a)	3,000,000	2,946,044
VW Credit, Inc.
4.305% 1/15/26 (a)	7,000,000	6,988,594
		18,003,739

Number of Shares
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (j)	4,039,890	4,039,890

The accompanying notes are an integral part of the financial statements.
25

MML Managed Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (k)	$1,349,290	$1,349,290
TOTAL SHORT-TERM INVESTMENTS (Cost $23,389,032)		23,392,919
TOTAL INVESTMENTS — 101.8% (Cost $746,643,196) (l)		732,906,967
Other Assets/ (Liabilities) — (1.8)%		(12,969,266)
NET ASSETS — 100.0%		$719,937,701

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FHMMUSTF	Federated Hermes Money Market U.S. Treasury Fund Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
TBA	To Be Announced
VRN	Variable Rate Note
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $266,419,134 or 37.01% of net assets.

(b)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is perpetual and has no stated maturity date.
(d)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $15,914,107 or 2.21% of net assets. The Fund received $12,201,964 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(e)
Restricted security. Certain securities are restricted to resale. At December 31, 2025, these securities amounted to a value of $2,816,120 or 0.39% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

(f)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2025.

(g)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(h)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(i)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(j)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(k)
Maturity value of $1,349,440. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $1,376,372.

(l)	See Note 6 for aggregate cost for federal tax purposes.
Country weightings, as a percentage of net assets, is as follows:

United States	80.8%
Cayman Islands	7.9%
Canada	2.6%
United Kingdom	2.2%
Bermuda	1.1%
Australia	0.8%
France	0.5%
Netherlands	0.5%
Ireland	0.5%
Mexico	0.4%
Finland	0.4%
Switzerland	0.4%
Germany	0.3%
Denmark	0.1%
Total Long-Term Investments	98.5%
Short-Term Investments and Other Assets and Liabilities	1.5%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
26

MML Managed Bond Fund — Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	3/20/26	97	$11,332,980	$(120,386)
U.S. Treasury Note 10 Year	3/20/26	200	22,626,592	(139,092)
U.S. Treasury Ultra 10 Year	3/20/26	15	1,726,926	(1,692)
U.S. Treasury Ultra Bond	3/20/26	72	8,645,715	(149,715)
U.S. Treasury Note 2 Year	3/31/26	390	81,465,435	(37,701)
				$(448,586)
Short
U.S. Treasury Note 5 Year	3/31/26	90	$(9,857,962)	$20,540

The accompanying notes are an integral part of the financial statements.
27

MML Short-Duration Bond Fund — Portfolio of Investments

December 31, 2025

	Principal Amount	Value
Bonds & Notes — 82.0%
Corporate Debt — 45.4%
Agriculture — 0.2%
KT&G Corp.
5.000% 5/02/28 (a)	$200,000	$204,057
Auto Manufacturers — 2.1%
Ford Motor Credit Co. LLC
5.303% 9/06/29	470,000	473,236
5.875% 11/07/29	290,000	297,689
General Motors Financial Co., Inc.
5.800% 1/07/29	305,000	317,995
Hyundai Capital America
6.100% 9/21/28 (a)	305,000	319,074
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	570,000	556,184
Volkswagen Group of America Finance LLC
4.550% 9/11/28 (a)	280,000	281,316
		2,245,494
Banks — 6.0%
Barclays PLC
5.200% 5/12/26	305,000	306,315
1 day USD SOFR + 1.740% 5.690% VRN 3/12/30 (b)	295,000	306,981
BPCE SA
1 day USD SOFR + 1.581% 5.389% VRN 5/28/31 (a) (b)	285,000	292,544
1 day USD SOFR + 1.980% 6.612% VRN 10/19/27 (a) (b)	500,000	509,415
Capital One NA 5 yr. USD SOFR ICE Swap + 1.730%
5.974% VRN 8/09/28 (b)	450,000	467,544
Credit Agricole SA 1 day USD SOFR + 1.860%
6.316% VRN 10/03/29 (a) (b)	375,000	395,225
Danske Bank AS 1 yr. CMT + 0.930%
5.019% VRN 3/04/31 (a) (b)	290,000	296,163
First-Citizens Bank & Trust Co.
6.125% 3/09/28	250,000	259,109
HSBC Holdings PLC 1 day USD SOFR + 1.030%
4.899% VRN 3/03/29 (b)	290,000	294,233
JP Morgan Chase & Co. 1 day USD SOFR + 0.765%
1.470% VRN 9/22/27 (b)	445,000	436,879

	Principal Amount	Value
Lloyds Banking Group PLC 1 yr. CMT + 0.820%
4.425% VRN 11/04/31 (b)	$275,000	$274,142
Morgan Stanley Private Bank NA 1 day USD SOFR + 1.080%
4.734% VRN 7/18/31 (b)	280,000	283,835
National Australia Bank Ltd.
2.332% 8/21/30 (a)	300,000	272,140
NatWest Group PLC 1 yr. CMT + 1.050%
5.115% VRN 5/23/31 (b)	280,000	287,421
Santander UK Group Holdings PLC 1 day USD SOFR Index + 1.554%
4.858% VRN 9/11/30 (b)	510,000	516,092
Societe Generale SA 1 yr. CMT + 1.300%
2.797% VRN 1/19/28 (a) (b)	200,000	196,941
Synovus Bank
5.625% 2/15/28	523,000	534,208
Synovus Financial Corp. 1 day USD SOFR + 2.347%
6.168% VRN 11/01/30 (b)	225,000	233,602
Wells Fargo & Co. 1 day USD SOFR + 1.740%
5.574% VRN 7/25/29 (b)	310,000	321,122
		6,483,911
Building Materials — 0.7%
Cemex SAB de CV
5.450% 11/19/29 (a)	400,000	405,043
JH North America Holdings, Inc.
5.875% 1/31/31 (a)	330,000	336,839
		741,882
Chemicals — 1.3%
Celanese US Holdings LLC
6.850% STEP 11/15/28	555,000	580,611
FMC Corp.
3.450% 10/01/29	575,000	510,003
Huntsman International LLC
4.500% 5/01/29	300,000	287,653
		1,378,267
Commercial Services — 1.0%
Element Fleet Management Corp.
5.037% 3/25/30 (a)	290,000	296,385
Triton Container International Ltd.
2.050% 4/15/26 (a)	450,000	446,470
3.150% 6/15/31 (a)	325,000	292,814
		1,035,669

The accompanying notes are an integral part of the financial statements.
28

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Computers — 0.8%
Dell International LLC/EMC Corp.
4.500% 2/15/31	$280,000	$279,601
Genpact Luxembourg SARL/Genpact USA, Inc.
6.000% 6/04/29	277,000	289,343
Kyndryl Holdings, Inc.
3.150% 10/15/31	300,000	273,820
		842,764
Diversified Financial Services — 3.1%
Aircastle Ltd./Aircastle Ireland DAC
5.250% 3/15/30 (a)	290,000	296,053
Ally Financial, Inc. 1 day USD SOFR + 3.260%
6.992% VRN 6/13/29 (b)	275,000	290,423
Aviation Capital Group LLC
5.125% 4/10/30 (a)	440,000	446,749
Avolon Holdings Funding Ltd.
5.375% 5/30/30 (a)	114,000	117,033
5.750% 11/15/29 (a)	430,000	446,107
BGC Group, Inc.
6.150% 4/02/30	550,000	569,494
Equitable America Global Funding
4.950% 6/09/30 (a)	280,000	285,166
Macquarie Airfinance Holdings Ltd.
6.400% 3/26/29 (a)	324,000	339,518
Synchrony Financial 1 day USD SOFR + 1.680%
5.450% VRN 3/06/31 (b)	550,000	563,915
		3,354,458
Electric — 2.0%
Adani Transmission Step-One Ltd.
4.000% 8/03/26 (a)	350,000	347,245
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	260,000	258,260
Dayton Power & Light Co.
4.550% 8/15/30 (a)	275,000	273,938
FirstEnergy Pennsylvania Electric Co.
5.150% 3/30/26 (a)	226,000	226,535
NRG Energy, Inc.
4.734% 10/15/30 (a)	550,000	550,697
Pacific Gas & Electric Co.
5.550% 5/15/29	450,000	464,297
		2,120,972
Engineering & Construction — 0.4%
Sitios Latinoamerica SAB de CV
6.000% 11/25/29 (a)	400,000	414,600

	Principal Amount	Value
Entertainment — 0.4%
Warnermedia Holdings, Inc.
4.054% 3/15/29	$455,000	$440,349
Food — 0.8%
Sigma Finance Netherlands BV
4.875% 3/27/28 (a)	350,000	353,288
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	525,000	523,181
		876,469
Forest Products & Paper — 0.3%
Suzano Austria GmbH
6.000% 1/15/29	350,000	360,463
Health Care - Services — 0.8%
Centene Corp.
2.450% 7/15/28	325,000	304,310
3.000% 10/15/30	325,000	290,725
Humana, Inc.
5.375% 4/15/31	250,000	258,471
		853,506
Insurance — 4.2%
American National Global Funding
5.250% 6/03/30 (a)	550,000	558,851
Aspen Insurance Holdings Ltd.
5.750% 7/01/30	264,000	275,218
Athene Global Funding
3.205% 3/08/27 (a)	212,000	208,682
Brighthouse Financial Global Funding
5.650% 6/10/29 (a)	525,000	536,474
CNO Global Funding
2.650% 1/06/29 (a)	350,000	332,723
Enstar Group Ltd.
3.100% 9/01/31	600,000	539,248
Fortitude Global Funding
4.625% 10/06/28 (a)	247,000	247,049
Fortitude Group Holdings LLC
6.250% 4/01/30 (a)	269,000	280,187
GA Global Funding Trust
2.250% 1/06/27 (a)	235,000	230,687
Global Atlantic Fin Co.
4.400% 10/15/29 (a)	350,000	344,318
Jackson National Life Global Funding
4.550% 9/09/30 (a)	280,000	278,914
Lincoln Financial Global Funding
4.625% 8/18/30 (a)	280,000	281,668

The accompanying notes are an integral part of the financial statements.
29

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Protective Life Corp.
4.700% 1/15/31 (a)	$186,000	$186,586
Sammons Financial Group Global Funding
4.800% 12/12/30 (a)	270,000	270,540
		4,571,145
Internet — 0.6%
Meta Platforms, Inc.
4.200% 11/15/30	270,000	270,571
Prosus NV
3.680% 1/21/30 (a)	400,000	384,009
		654,580
Investment Companies — 6.2%
Antares Holdings LP
2.750% 1/15/27 (a)	310,000	302,966
3.950% 7/15/26 (a)	605,000	602,750
ARES Capital Corp.
2.875% 6/15/28	250,000	238,924
5.875% 3/01/29	100,000	102,583
5.950% 7/15/29	305,000	313,072
ARES Strategic Income Fund
6.350% 8/15/29	538,000	553,590
Blackstone Private Credit Fund
2.625% 12/15/26	490,000	481,379
Blackstone Secured Lending Fund
2.750% 9/16/26	350,000	345,881
5.300% 6/30/30	300,000	298,358
Blue Owl Capital Corp.
8.450% 11/15/26	275,000	282,764
Blue Owl Credit Income Corp.
4.700% 2/08/27	650,000	647,443
Blue Owl Technology Finance Corp.
6.750% 4/04/29 (c)	627,000	641,289
Golub Capital BDC, Inc.
2.500% 8/24/26	270,000	265,891
6.000% 7/15/29 (c)	621,000	634,930
HPS Corporate Lending Fund
6.250% 9/30/29 (c)	305,000	315,952
6.750% 1/30/29	368,000	384,349
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% 5/15/27	300,000	295,877
		6,707,998
Iron & Steel — 0.4%
Vale Overseas Ltd.
3.750% 7/08/30	400,000	385,106

	Principal Amount	Value
Machinery - Diversified — 0.5%
Regal Rexnord Corp.
6.050% 4/15/28	$300,000	$310,339
Weir Group, Inc.
5.350% 5/06/30 (a)	280,000	287,734
		598,073
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.750% 2/15/28	275,000	271,106
Cox Communications, Inc.
1.800% 10/01/30 (a)	300,000	262,546
News Corp.
3.875% 5/15/29 (a)	425,000	412,363
Paramount Global
7.875% 7/30/30	350,000	378,606
		1,324,621
Mining — 0.4%
AngloGold Ashanti Holdings PLC
3.375% 11/01/28	400,000	388,055
Oil & Gas — 4.1%
Antero Resources Corp.
5.375% 3/01/30 (a)	275,000	278,807
Continental Resources, Inc.
5.750% 1/15/31 (a)	425,000	435,789
Helmerich & Payne, Inc.
4.850% 12/01/29 (c)	585,000	588,815
Occidental Petroleum Corp.
5.200% 8/01/29	295,000	302,372
Ovintiv, Inc.
7.200% 11/01/31	250,000	275,994
8.125% 9/15/30 (c)	250,000	285,337
Patterson-UTI Energy, Inc.
3.950% 2/01/28	535,000	528,958
Santos Finance Ltd.
3.649% 4/29/31 (a)	325,000	304,530
Sunoco LP
5.875% 7/15/27 (a)	193,000	193,483
Thaioil Treasury Center Co. Ltd.
4.625% 11/20/28 (a)	400,000	400,866
Viper Energy Partners LLC
4.900% 8/01/30	284,000	287,257
Woodside Finance Ltd.
5.400% 5/19/30	555,000	569,896
		4,452,104

The accompanying notes are an integral part of the financial statements.
30

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 0.8%
CVS Health Corp.
3.250% 8/15/29	$300,000	$289,599
Mylan, Inc.
4.550% 4/15/28	575,000	575,607
		865,206
Pipelines — 1.0%
Columbia Pipelines Holding Co. LLC
6.055% 8/15/26 (a)	280,000	282,572
Harvest Midstream I LP
7.500% 9/01/28 (a)	234,000	237,499
Plains All American Pipeline LP/PAA Finance Corp.
4.700% 1/15/31	178,000	179,004
Targa Resources Corp.
4.350% 1/15/29	148,000	148,411
Western Midstream Operating LP
4.800% 3/01/31 (c)	275,000	274,884
		1,122,370
Real Estate Investment Trusts (REITS) — 3.2%
EPR Properties
3.750% 8/15/29	125,000	121,097
4.500% 6/01/27	450,000	450,687
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	485,000	472,244
Highwoods Realty LP
4.200% 4/15/29	300,000	295,408
Omega Healthcare Investors, Inc.
5.200% 7/01/30	575,000	585,168
Piedmont Operating Partnership LP
9.250% 7/20/28	575,000	635,334
Store Capital LLC
2.750% 11/18/30	275,000	250,364
4.500% 3/15/28	300,000	300,915
Vornado Realty LP
2.150% 6/01/26	310,000	306,583
		3,417,800
Retail — 0.9%
Advance Auto Parts, Inc.
1.750% 10/01/27	350,000	331,937
Genuine Parts Co.
1.875% 11/01/30	300,000	263,579
InRetail Consumer
3.250% 3/22/28 (a)	400,000	390,642
		986,158

	Principal Amount	Value
Semiconductors — 0.7%
Foundry JV Holdco LLC
5.500% 1/25/31 (a)	$570,000	$588,351
SK Hynix, Inc.
4.250% 9/11/28 (a)	200,000	200,630
		788,981
Software — 0.3%
Oracle Corp.
4.450% 9/26/30	290,000	283,717
Telecommunications — 0.2%
Tower Bersama Infrastructure Tbk. PT
2.800% 5/02/27 (a)	200,000	195,166
Venture Capital — 0.8%
Hercules Capital, Inc.
2.625% 9/16/26	285,000	281,121
3.375% 1/20/27	270,000	266,341
6.000% 6/16/30 (c)	275,000	278,488
		825,950
TOTAL CORPORATE DEBT
(Cost $48,172,654)		48,919,891
Non-U.S. Government Agency Obligations — 36.0%
Automobile Asset-Backed Securities — 7.5%
Ally Auto Receivables Trust, Series 2023-A, Class C
6.080% 1/17/34 (a)	365,000	368,805
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class C
4.810% 5/15/31	400,000	401,011
Carvana Auto Receivables Trust
Series 2021-N1, Class D, 1.500% 1/10/28	78,050	76,449
Series 2021-P3, Class D, 2.250% 9/11/28	855,000	825,517
Series 2025-P3, Class A2, 4.070% 2/12/29	500,000	500,222
Series 2024-N1, Class A3, 5.600% 3/10/28 (a)	231,967	232,484
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400% 4/15/27	245,816	244,991
Series 2024-3A, Class B, 5.570% 9/15/28	492,647	494,287

The accompanying notes are an integral part of the financial statements.
31

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
FCCU Auto Receivables Trust, Series 2024-1A, Class A4
5.460% 4/15/30 (a)	$500,000	$508,989
Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class B
5.310% 5/15/28 (a)	400,000	401,207
GLS Auto Receivables Issuer Trust, Series 2025-3A, Class A2
4.520% 7/17/28 (a)	325,000	325,677
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3
5.020% 3/15/27 (a)	294,234	294,904
LAD Auto Receivables Trust, Series 2024-2A, Class B
5.500% 7/16/29 (a)	500,000	510,116
Oscar US Funding XIV LLC, Series 2022-1A, Class A4
2.820% 4/10/29 (a)	204,004	202,241
PenFed Auto Receivables Owner Trust, Series 2024-A, Class C
5.200% 9/16/30 (a)	300,000	304,690
SCCU Auto Receivables Trust, Series 2024-1A, Class D
6.250% 7/15/32 (a)	400,000	400,848
Securitized Term Auto Receivables Trust, Series 2025-A, Class D
6.746% 7/25/31 (a)	186,725	189,220
Westlake Automobile Receivables Trust
Series 2025-2A, Class A2A, 4.660% 9/15/28 (a)	600,000	601,801
Series 2022-2A, Class D, 5.480% 9/15/27 (a)	993,864	996,988
Wheels Fleet Lease Funding 1 LLC, Series 2023-2A, Class A
6.460% 8/18/38 (a)	207,149	209,596
		8,090,043
Commercial Mortgage-Backed Securities — 3.5%
ELM Trust, Series 2024-ELM, Class A15,
5.801% VRN 6/10/39 (a) (b) (d)	1,100,000	1,106,392
KIND Trust, Series 2021-KIND, Class B, 1 mo. USD Term SOFR + 1.464%
5.220% FRN 8/15/38 (a) (b)	545,520	542,211
KREF Ltd., Series 2021-FL2, Class AS, 1 mo. USD Term SOFR + 1.414%
5.150% FRN 2/15/39 (a) (b)	900,000	891,168

	Principal Amount	Value
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
5.615% FRN 3/15/38 (a) (b)	$260,400	$258,377
MHC Commercial Mortgage Trust, Series 2021-MHC, Class E, 1 mo. USD Term SOFR + 2.215%
5.965% FRN 4/15/38 (a) (b)	8,472	8,451
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD Term SOFR + 2.314% 6.066% FRN 1/15/36 (a) (b)	616,000	590,613
Series 2020-1NYP, Class D, 1 mo. USD Term SOFR + 2.864% 6.616% FRN 1/15/36 (a) (b)	414,000	390,861
		3,788,073
Credit Card Asset-Backed Securities — 1.2%
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1
6.050% 7/15/27 (a)	900,000	902,718
Mission Lane Credit Card Master Trust, Series 2025-A, Class A
5.800% 5/15/30 (a)	400,000	404,698
		1,307,416
Other Asset-Backed Securities — 15.5%
Affirm Asset Securitization Trust
Series 2024-B, Class A, 4.620% 9/15/29 (a)	600,000	601,702
Series 2025-X1, Class B, 5.190% 4/15/30 (a)	500,000	501,590
Apidos CLO XXX Ltd., Series XXXA, Class A2R, 3 mo. USD Term SOFR + 1.500%
5.384% FRN 10/18/31 (a) (b)	500,000	500,088
Bain Capital Credit CLO Ltd., Series 2020-3A, Class A1RR, 3 mo. USD Term SOFR + 1.210%
5.070% FRN 10/23/34 (a) (b)	500,000	500,062
BHG Securitization Trust, Series 2021-B, Class C
2.240% 10/17/34 (a)	448,000	432,174
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class B
3.780% 9/26/33 (a)	46,840	46,392
Buttermilk Park CLO Ltd., Series 2018-1A, Class B1R, 3 mo. USD Term SOFR + 1.600%
5.505% FRN 10/15/31 (a) (b)	500,000	500,145

The accompanying notes are an integral part of the financial statements.
32

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Canyon CLO Ltd., Series 2020-1A, Class AR2, 3 mo. USD Term SOFR + 1.080%
4.985% FRN 7/15/34 (a) (b)	$1,000,000	$1,000,094
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	90,845	56,452
CIFC Funding Ltd., Series 2017-4A, Class A2R, 3 mo. USD Term SOFR + 1.812%
5.677% FRN 10/24/30 (a) (b)	500,000	499,901
DataBank Issuer LLC, Series 2021-1A, Class A2
2.060% 2/27/51 (a)	991,000	986,721
Elara HGV Timeshare Issuer LLC, Series 2019-A, Class C
3.450% 1/25/34 (a)	97,787	97,124
FNA VI LLC, Series 2021-1A, Class A
1.350% 1/10/32 (a)	385,297	360,912
Goldentree Loan Management US CLO 1 Ltd., Series 2017-1A, Class B1R3, 3 mo. USD Term SOFR + 1.350%
5.234% FRN 4/20/34 (a) (b)	500,000	500,141
GoldenTree Loan Management US CLO 18 Ltd., Series 2023-18A, Class AR, 3 mo. USD Term SOFR + 1.130%
4.933% FRN 1/20/37 (a) (b)	500,000	500,861
GoldenTree Loan Management US CLO 8 Ltd., Series 2020-8A, Class BRR, 3 mo. USD Term SOFR + 1.550%
5.434% FRN 10/20/34 (a) (b)	500,000	500,478
Goldman Home Improvement Trust Issuer Trust, Series 2021-GRN2, Class A
1.150% 6/25/51 (a)	85,981	84,400
GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A2
5.120% 3/25/60 (a)	198,427	199,351
GreenSky Home Improvement Trust, Series 2024-1, Class A4
5.670% 6/25/59 (a)	201,368	205,472
Hilton Grand Vacations Trust, Series 2024-2A, Class A
5.500% 3/25/38 (a)	165,484	169,017
JG Wentworth XXII LLC, Series 2010-3A, Class A
3.820% 12/15/48 (a)	23,736	23,600

	Principal Amount	Value
KKR CLO 20 Ltd., Series 20, Class BR, 3 mo. USD Term SOFR + 1.550%
5.444% FRN 10/16/30 (a) (b)	$500,000	$500,054
Marble Point CLO XXIII Ltd., Series 2021-4A, Class A1R, 3 mo. USD Term SOFR + 1.160%
5.072% FRN 1/22/35 (a) (b)	500,000	500,196
Marble Point CLO XXV Ltd., Series 2022-2A, Class A1RR, 3 mo. USD Term SOFR + 1.190%
5.074% FRN 10/20/36 (a) (b)	500,000	500,623
Mosaic Solar Loan Trust, Series 2018-2GS, Class A
4.200% 2/22/44 (a)	87,133	81,840
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	17,277	16,992
Neuberger Berman Loan Advisers CLO 49 Ltd., Series 2022-49A, Class AR2, 3 mo. USD Term SOFR + 1.130%
4.988% FRN 12/25/37 (a) (b)	500,000	500,724
Newark BSL CLO 2 Ltd., Series 2017-1A, Class A2R, 3 mo. USD Term SOFR + 1.662%
5.520% FRN 7/25/30 (a) (b)	250,000	250,000
NP SPE II LLC, Series 2017-1A, Class A1
3.372% 10/21/47 (a)	57,950	56,183
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1, 1.850% 11/20/50 (a)	390,932	359,546
Series 2020-1A, Class A3, 2.260% 11/20/50 (a)	396,167	348,285
OCP CLO Ltd., Series 2015-9A, Class AR3, 3 mo. USD Term SOFR + 1.100%
5.005% FRN 1/15/37 (a) (b)	500,000	499,829
Pagaya AI Debt Grantor Trust, Series 2024-5, Class A
6.278% 10/15/31 (a)	269,582	271,349
Pagaya Ai Debt Trust, Series 2025-R1, Class A2
5.338% 6/15/32 (a)	500,000	503,703
PFS Financing Corp., Series 2023-A, Class B
6.330% 3/15/28 (a)	561,000	563,709

The accompanying notes are an integral part of the financial statements.
33

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
PVONE 2023-1 LLC, Series 2023-2A, Class A
7.670% 9/17/35 (a)	$65,974	$66,260
RCKT Trust, Series 2025-1A, Class A
4.900% 7/25/34 (a)	245,165	245,770
Reach ABS Trust, Series 2025-2A, Class A
4.930% 8/18/32 (a)	222,271	223,259
SoFi Consumer Loan Program Trust, Series 2025-3, Class A
4.470% 8/15/34 (a)	242,988	243,719
Symphony CLO XXII Ltd., Series 2020-22A, Class BR, 3 mo. USD Term SOFR + 1.680%
5.564% FRN 4/18/33 (a) (b)	500,000	500,028
Symphony CLO XXXII Ltd., Series 2022-32A, Class AR, 3 mo. USD Term SOFR + 1.150%
5.196% FRN 10/23/35 (a) (b)	500,000	500,067
Trinity Rail Leasing LLC, Series 2019-1A, Class A
3.820% 4/17/49 (a)	276,179	275,335
Verdant Receivables LLC, Series 2024-1A, Class A2
5.680% 12/12/31 (a)	621,142	631,820
Verizon Master Trust, Series 2023-1, Class B
4.740% 1/22/29	300,000	302,364
Whitebox CLO III Ltd., Series 2021-3A, Class A1R, 3 mo. USD Term SOFR + 1.270%
5.175% FRN 10/15/35 (a) (b)	500,000	500,005
		16,708,337
Real Estate Investment Trusts (REITS) — 0.3%
SBA Tower Trust
1.884% 7/15/50 (a)	287,000	286,680
Student Loans Asset-Backed Securities — 4.4%
College Avenue Student Loans LLC
Series 2021-A, Class B, 2.320% 7/25/51 (a)	454,788	420,110
Series 2017-A, Class B, 4.500% 11/26/46 (a)	140,797	135,305
Series 2018-A, Class A1, 1 mo. USD Term SOFR + 1.314% 5.046% FRN 12/26/47 (a) (b)	139,025	139,320
Series 2017-A, Class A1, 1 mo. USD Term SOFR + 1.764% 5.496% FRN 11/26/46 (a) (b)	92,973	92,655

	Principal Amount	Value
Commonbond Student Loan Trust
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	$15,872	$12,426
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	17,651	14,409
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	8,415	7,540
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	38,224	36,140
Laurel Road Prime Student Loan Trust
Series 2019-A, Class BFX, 3.000% 10/25/48 (a)	195,694	191,815
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	72,548	72,458
Navient Private Education Refi Loan Trust
Series 2021-CA, Class A, 1.060% 10/15/69 (a)	882,250	811,757
Series 2020-BA, Class B, 2.770% 1/15/69 (a)	2,200,000	1,928,587
SLM Student Loan Trust
Series 2005-6, Class B, 90 day USD SOFR Average + 0.552% 4.865% FRN 1/25/44 (b)	199,024	189,219
Series 2005-9, Class B, 90 day USD SOFR Average + 0.562% 4.875% FRN 1/25/41 (b)	266,601	252,285
SMB Private Education Loan Trust
Series 2018-C, Class A2B, 1 mo. USD Term SOFR + 0.864% 4.615% FRN 11/15/35 (a) (b)	58,629	58,437
Series 2023-D, Class A1B, 30 day USD SOFR Average + 1.650% 5.634% FRN 9/15/53 (a) (b)	417,090	423,983
		4,786,446
Whole Loan Collateral Collateralized Mortgage Obligations — 3.5%
A&D Mortgage Trust, Series 2023-NQM3, Class A1,
6.733% STEP 7/25/68 (a)	696,439	701,289
Angel Oak Mortgage Trust, Series 2020-5, Class A3,
2.041% VRN 5/25/65 (a) (b) (d)	30,866	29,852
BRAVO Residential Funding Trust, Series 2020-NQM1, Class A3,
2.406% VRN 5/25/60 (a) (b) (d)	23,829	23,411
CIM Trust, Series 2019-INV3, Class A11, 30 day USD SOFR Average + 1.064%
4.939% FRN 8/25/49 (a) (b)	223,927	214,724

The accompanying notes are an integral part of the financial statements.
34

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3,
1.538% VRN 2/25/66 (a) (b) (d)	$345,055	$312,297
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (b) (d)	55,070	53,492
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (b) (d)	476,289	395,692
MFA Trust, Series 2021-NQM2, Class A3,
1.472% VRN 11/25/64 (a) (b) (d)	249,268	227,498
New Residential Mortgage Loan Trust, Series 2016-4A, Class A1,
3.750% VRN 11/25/56 (a) (b) (d)	73,679	70,795
NLT Trust, Series 2021-INV2, Class A3,
1.520% VRN 8/25/56 (a) (b) (d)	491,131	430,875
OBX Trust, Series 2021-NQM3, Class A3,
1.362% VRN 7/25/61 (a) (b) (d)	574,138	480,948
STAR Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b) (d)	287,686	274,905
Starwood Mortgage Residential Trust
Series 2021-3, Class A3, 1.518% VRN 6/25/56 (a) (b) (d)	136,087	122,341
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (b) (d)	77,849	77,284
Verus Securitization Trust
Series 2021-5, Class A3, 1.373% VRN 9/25/66 (a) (b) (d)	139,103	122,059
Series 2024-8, Class A1, 5.364% VRN 10/25/69 (a) (b) (d)	237,667	239,106
		3,776,568
Whole Loan Collateral Support Collateralized Mortgage Obligations — 0.1%
OBX Trust, Series 2020-INV1, Class A21, 3.500% VRN 12/25/49 (a) (b) (d)	102,786	91,791
TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $39,659,835)		38,835,354
Sovereign Debt Obligations — 0.6%
Magyar Export-Import Bank Zrt
6.125% 12/04/27 (a)	400,000	411,264
Mexico Government International Bond
2.659% 5/24/31	300,000	267,000
TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $674,132)		678,264

	Principal Amount	Value
U.S. Government Agency Obligations and Instrumentalities (e) — 0.0%
Pass-Through Securities — 0.0%
Government National Mortgage Association
Pool #500928 7.000% 5/15/29	$259	$265
Pool #510083 7.000% 7/15/29	14	14
Pool #493723 7.000% 8/15/29	207	213
Government National Mortgage Association II (b) Pool #80136 1 yr. CMT + 1.500% 4.750% FRN 11/20/27	17	17
		509
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $550)		509
TOTAL BONDS & NOTES (Cost $88,507,171)		88,434,018
TOTAL LONG-TERM INVESTMENTS (Cost $88,507,171)		88,434,018
Short-Term Investments — 17.5%
Commercial Paper — 15.7%
Becton Dickinson & Co.
4.228% 1/06/26 (a)	1,000,000	999,365
Bell Telephone Co. of Canada or Bell Canada
4.223% 3/03/26 (a)	2,000,000	1,986,739
Chevron Phillips Chemical Co. LLC
4.209% 1/07/26 (a)	3,000,000	2,997,760
Entergy Corp.
3.991% 3/13/26 (a)	1,000,000	992,244
ERAC USA Finance LLC
4.209% 1/08/26 (a)	2,000,000	1,998,274
Keurig Dr. Pepper, Inc.
4.357% 1/16/26 (a)	3,000,000	2,994,936
Oracle Corp.
4.016% 2/02/26 (a)	1,000,000	996,468
VW Credit, Inc.
4.259% 3/03/26 (a)	3,000,000	2,979,998
4.308% 1/22/26 (a)	1,000,000	997,641
		16,943,425

The accompanying notes are an integral part of the financial statements.
35

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Investment of Cash Collateral from Securities Loaned — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (f)	613,193	$613,193

	Principal Amount
Repurchase Agreement — 1.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (g)	$1,233,221	$1,233,221
TOTAL SHORT-TERM INVESTMENTS (Cost $18,788,178)		18,789,839
TOTAL INVESTMENTS — 99.5%
(Cost $107,295,349) (h)		107,223,857
Other Assets/ (Liabilities) — 0.5%		560,411
NET ASSETS — 100.0%		$107,784,268

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $72,872,304 or 67.61% of net assets.

(b)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $2,400,795 or 2.23% of net assets. The Fund received $1,838,499 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(d)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at December 31, 2025.

(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(g)
Maturity value of $1,233,358. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $1,258,088.

(h)	See Note 6 for aggregate cost for federal tax purposes.
Country weightings, as a percentage of net assets, is as follows:

United States	60.7%
Cayman Islands	8.1%
United Kingdom	2.4%
Australia	1.4%
France	1.3%
Canada	1.3%
Brazil	1.1%
Mexico	1.0%
Bermuda	0.9%
Ireland	0.5%
Hungary	0.4%
Republic of Korea	0.4%
Thailand	0.4%
Peru	0.4%
China	0.4%
India	0.3%
Denmark	0.3%
Germany	0.3%
Japan	0.2%
Indonesia	0.2%
Total Long-Term Investments	82.0%
Short-Term Investments and Other Assets and Liabilities	18.0%
Net Assets	100.0%

The accompanying notes are an integral part of the financial statements.
36

MML Short-Duration Bond Fund — Portfolio of Investments (Continued)
Futures contracts

	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	3/31/26	299	$62,463,363	$(35,433)
Short
U.S. Treasury Note 10 Year	3/20/26	13	$(1,472,176)	$10,488
U.S. Treasury Ultra 10 Year	3/20/26	5	(573,733)	(1,345)
U.S. Treasury Note 5 Year	3/31/26	207	(22,699,815)	73,745
				$82,888

The accompanying notes are an integral part of the financial statements.
37

MML U.S. Government Money Market Fund — Portfolio of Investments

December 31, 2025

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 99.7%
Discount Notes — 46.1%
Federal Home Loan Banks
3.500% 5/06/26, 5/06/26 (a)	$10,000,000	$9,875,000
3.510% 1/09/26, 1/09/26 (a)	20,000,000	19,982,911
3.510% 1/20/26, 1/20/26 (a)	1,000,000	998,142
3.540% 4/17/26, 4/17/26 (a)	7,000,000	6,926,418
1 day USD SOFR + 0.010% 3.720% FRN 1/02/26, 4/13/26 (a) (b)	20,000,000	20,000,000
1 day USD SOFR + 0.020% 3.730% FRN 1/02/26, 5/08/26 (a) (b)	15,000,000	15,000,000
Federal Home Loan Mortgage Corp.
3.510% 1/16/26, 1/16/26 (a)	1,100,000	1,098,341
3.510% 1/20/26, 1/20/26 (a)	6,550,000	6,537,469
Federal National Mortgage Association 3.510% , 1/30/26, 1/30/26 (a)	14,000,000	13,959,174
		94,377,455
Repurchase Agreement — 12.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (c)	232,605	232,605
HSBC Securities (USA) Inc., Tri-Party Repurchase Agreement, dated 12/31/25, 3.760%, due 1/02/26 (d)	25,000,000	25,000,000
		25,232,605
U.S. Treasury Bill — 41.3%
U.S. Treasury Bill
0.010% 1/02/26 (e)	15,000,000	14,998,414
3.504% 1/06/26 (e)	30,000,000	29,983,617
3.561% 1/13/26 (e)	10,000,000	9,987,158
3.695% 4/07/26 (e)	20,000,000	19,807,893
3.723% 4/07/26 (e)	10,000,000	9,903,267
		84,680,349
TOTAL SHORT-TERM INVESTMENTS (Cost $204,290,409)		204,290,409
TOTAL INVESTMENTS — 99.7% (Cost $204,290,409) (f)		204,290,409
Other Assets/(Liabilities) — 0.3%		628,236
NET ASSETS — 100.0%		$204,918,645

Abbreviation Legend

FRN	Floating Rate Note
SOFR	Secured Overnight Financing Rate
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	The stated maturity dates reflect reset date and final maturity date, respectively.
(b)
Floating rate or variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Maturity value of $232,631. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $237,316.

(d)
Maturity value of $25,005,222. Collateralized by U.S. Government Agency obligations with a rate of 0.000%, maturity dates ranging from 2/15/34-2/15/51, and an aggregate market value, including accrued interest, of $25,500,001.

(e)	The rate shown represents yield-to-maturity.
(f)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
38

MML VIP BlackRock iShares® 60/40 Allocation Fund (See Note 1) – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Exchange-Traded Funds — 99.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF (a)	69,703	$3,685,895
iShares 20+ Year Treasury Bond ETF	16,757	1,460,540
iShares Broad USD High Yield Corporate Bond ETF	19,724	737,579
iShares Core Dividend Growth ETF (a)	31,601	2,193,741
iShares Core International Aggregate Bond ETF	7,360	368,073
iShares Core MSCI Emerging Markets ETF	21,954	1,475,748
iShares Core MSCI International Developed Markets ETF	115,850	9,555,308
iShares Core S&P 500 ETF	9,612	6,583,643
iShares Core S&P Mid-Cap ETF (a)	22,049	1,455,234
iShares Core S&P Total U.S. Stock Market ETF (a)	152,433	22,665,263
iShares Core U.S. Aggregate Bond ETF	232,059	23,178,053
TOTAL EXCHANGE-TRADED FUNDS (Cost $63,434,062)		73,359,077
TOTAL LONG-TERM INVESTMENTS (Cost $63,434,062)		73,359,077
Short-Term Investments — 3.1%
Investment of Cash Collateral from Securities Loaned — 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (b)	2,096,772	2,096,772

	Principal Amount	Value
Repurchase Agreement — 0.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (c)	$139,416	$139,416
TOTAL SHORT-TERM INVESTMENTS (Cost $2,236,188)		2,236,188
TOTAL INVESTMENTS — 103.0% (Cost $65,670,250) (d)		75,595,265
Other Assets/ (Liabilities) — (3.0)%		(2,191,144)
NET ASSETS — 100.0%		$73,404,121

Abbreviation Legend

ETF	Exchange-Traded Fund
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $4,321,282 or 5.89% of net assets. The Fund received $2,338,631 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(c)
Maturity value of $139,431. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $142,377.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
39

MML VIP BlackRock iShares® 80/20 Allocation Fund (See Note 1) – Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Exchange-Traded Funds — 99.9%
iShares 1-5 Year Investment Grade Corporate Bond ETF (a)	152,859	$8,083,184
iShares 20+ Year Treasury Bond ETF	18,418	1,605,313
iShares Broad USD High Yield Corporate Bond ETF	43,232	1,616,661
iShares Core Dividend Growth ETF (a)	69,419	4,819,067
iShares Core International Aggregate Bond ETF	32,312	1,615,923
iShares Core MSCI Emerging Markets ETF	120,060	8,070,433
iShares Core MSCI International Developed Markets ETF	292,792	24,149,484
iShares Core S&P 500 ETF	18,763	12,851,529
iShares Core S&P Mid-Cap ETF (a)	97,041	6,404,706
iShares Core S&P Total U.S. Stock Market ETF (a)	486,097	72,277,763
iShares Core U.S. Aggregate Bond ETF	193,947	19,371,426
TOTAL EXCHANGE-TRADED FUNDS (Cost $133,612,359)		160,865,489
TOTAL LONG-TERM INVESTMENTS (Cost $133,612,359)		160,865,489
Short-Term Investments — 4.3%
Investment of Cash Collateral from Securities Loaned — 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.804% (b)	4,690,828	4,690,828

	Principal Amount	Value
Repurchase Agreement — 1.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (c)	$2,203,140	$2,203,140
TOTAL SHORT-TERM INVESTMENTS (Cost $6,893,968)		6,893,968
TOTAL INVESTMENTS — 104.2% (Cost $140,506,327) (d)		167,759,457
Other Assets/ (Liabilities) — (4.2)%		(6,737,227)
NET ASSETS — 100.0%		$161,022,230

Abbreviation Legend

ETF	Exchange-Traded Fund
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $12,440,984 or 7.73% of net assets. The Fund received $8,071,788 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(b)	Represents investment of security lending cash collateral and 7-day effective yield as of December 31, 2025. (Note 2).
(c)
Maturity value of $2,203,385. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $2,247,383.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
40

MML VIP Invesco Small Cap Equity Fund (See Note 1) — Portfolio of Investments

December 31, 2025

	Number of Shares	Value
Equities — 97.8%
Common Stock — 97.8%
Consumer Discretionary — 11.6%
AutoNation, Inc. (a)	9,268	$1,913,657
Bright Horizons Family Solutions, Inc. (a)	6,541	663,257
Champion Homes, Inc. (a)	17,080	1,443,260
Cheesecake Factory, Inc. (b)	32,618	1,646,557
Dorman Products, Inc. (a) (b)	12,746	1,570,180
KB Home	22,799	1,286,092
Life Time Group Holdings, Inc. (a)	33,421	888,330
Steven Madden Ltd. (b)	44,193	1,840,196
Stride, Inc. (a)	12,675	822,988
Visteon Corp. (b)	16,400	1,559,640
Wyndham Hotels & Resorts, Inc.	15,772	1,191,732
		14,825,889
Consumer Staples — 0.5%
Interparfums, Inc.	7,919	671,769
Energy — 4.3%
Helmerich & Payne, Inc. (b)	71,557	2,052,255
Kodiak Gas Services, Inc.	48,828	1,826,167
Northern Oil & Gas, Inc. (b)	72,841	1,563,896
		5,442,318
Financials — 20.0%
Ameris Bancorp	12,981	964,099
Banc of California, Inc.	83,574	1,612,142
Bank of NT Butterfield & Son Ltd.	22,458	1,118,858
BGC Group, Inc. Class A	133,257	1,189,985
Bullish (a)	16,673	631,407
Cathay General Bancorp	35,166	1,701,683
Columbia Banking System, Inc.	82,197	2,297,406
Definity Financial Corp. (b)	17,471	966,503
Federated Hermes, Inc.	23,275	1,211,929
Marqeta, Inc. Class A (a) (b)	173,806	825,578
Miami International Holdings, Inc. (a)	15,913	706,219
OceanFirst Financial Corp.	45,878	823,510
Paymentus Holdings, Inc. Class A (a)	23,505	742,523
PennyMac Financial Services, Inc.	20,020	2,639,437
Skyward Specialty Insurance Group, Inc. (a)	22,666	1,158,459
Stifel Financial Corp.	8,701	1,089,539
United Community Banks, Inc.	32,055	1,000,757
Webster Financial Corp.	26,890	1,692,457
Wintrust Financial Corp.	15,226	2,128,899
WSFS Financial Corp.	20,145	1,112,810
		25,614,200

	Number of Shares	Value
Health Care — 15.2%
Adaptive Biotechnologies Corp. (a)	50,869	$826,113
Addus HomeCare Corp. (a)	7,632	819,600
ADMA Biologics, Inc. (a)	127,885	2,332,622
Artivion, Inc. (a)	17,119	780,798
BioLife Solutions, Inc. (a) (b)	48,516	1,173,117
Bridgebio Pharma, Inc. (a)	26,913	2,058,575
BrightSpring Health Services, Inc. (a)	57,750	2,162,737
Collegium Pharmaceutical, Inc. (a)	16,092	745,060
Encompass Health Corp.	11,123	1,180,595
Guardant Health, Inc. (a)	21,137	2,158,933
Lumexa Imaging Holdings, Inc. (a)	34,615	640,378
Nektar Therapeutics (a)	9,908	418,910
Repligen Corp. (a)	7,960	1,304,326
Soleno Therapeutics, Inc. (a)	12,621	584,352
Tarsus Pharmaceuticals, Inc. (a)	17,087	1,399,084
Twist Bioscience Corp. (a) (b)	29,069	922,069
		19,507,269
Industrials — 19.7%
AAR Corp. (a)	16,861	1,395,922
AeroVironment, Inc. (a) (b)	3,135	758,325
AGCO Corp. (b)	9,238	963,708
Allison Transmission Holdings, Inc.	13,287	1,300,797
ATI, Inc. (a)	12,114	1,390,203
Atmus Filtration Technologies, Inc.	32,000	1,661,120
Bloom Energy Corp. Class A (a)	10,930	949,708
Casella Waste Systems, Inc. Class A (a) (b)	19,703	1,929,712
Enpro, Inc.	10,526	2,253,932
Esab Corp.	16,595	1,853,994
Federal Signal Corp.	11,329	1,230,216
Gates Industrial Corp. PLC (a)	65,627	1,409,012
Hayward Holdings, Inc. (a)	66,774	1,031,658
Hub Group, Inc. Class A	44,095	1,878,888
Korn Ferry	14,664	968,117
Upwork, Inc. (a) (b)	72,568	1,438,298
WillScot Holdings Corp. (b)	38,510	725,143
Zurn Elkay Water Solutions Corp.	44,452	2,066,574
		25,205,327
Information Technology — 14.6%
Allegro MicroSystems, Inc. (a)	56,735	1,496,669
ASGN, Inc. (a)	33,721	1,624,340
Badger Meter, Inc.	5,366	935,884
Belden, Inc.	15,043	1,753,262
Credo Technology Group Holding Ltd. (a)	7,545	1,085,650
Itron, Inc. (a)	14,917	1,385,193

The accompanying notes are an integral part of the financial statements.
41

MML VIP Invesco Small Cap Equity Fund (See Note 1) — Portfolio of Investments (Continued)

	Number of Shares	Value
Lattice Semiconductor Corp. (a)	22,346	$1,644,219
MACOM Technology Solutions Holdings, Inc. (a)	9,283	1,589,992
MKS, Inc.	6,927	1,106,935
Ralliant Corp.	25,446	1,295,456
Rambus, Inc. (a)	6,767	621,820
Sanmina Corp. (a)	11,124	1,669,379
Silicon Laboratories, Inc. (a)	9,918	1,296,282
Unity Software, Inc. (a)	28,031	1,238,129
		18,743,210
Materials — 3.8%
Coeur Mining, Inc. (a)	35,755	637,512
Commercial Metals Co.	24,927	1,725,447
Eagle Materials, Inc.	2,943	608,259
MP Materials Corp. (a) (b)	12,311	621,952
Silgan Holdings, Inc. (b)	32,826	1,325,185
		4,918,355
Real Estate — 6.4%
American Healthcare REIT, Inc.	55,951	2,633,054
Essential Properties Realty Trust, Inc. (b)	67,200	1,993,152
Outfront Media, Inc.	77,875	1,876,787
Terreno Realty Corp. (b)	28,418	1,668,421
		8,171,414
Utilities — 1.7%
Chesapeake Utilities Corp.	8,467	1,056,343
Portland General Electric Co. (b)	22,146	1,062,786
		2,119,129
TOTAL COMMON STOCK (Cost $93,137,821)		125,218,880
TOTAL EQUITIES (Cost $93,137,821)		125,218,880
TOTAL LONG-TERM INVESTMENTS (Cost $93,137,821)		125,218,880

	Principal Amount	Value
Short-Term Investments — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 12/31/25, 2.000%, due 1/02/26 (c)	$1,710,760	$1,710,760
TOTAL SHORT-TERM INVESTMENTS (Cost $1,710,760)		1,710,760
TOTAL INVESTMENTS — 99.1%
(Cost $94,848,581) (d)		126,929,640
Other Assets/ (Liabilities) — 0.9%		1,111,422
NET ASSETS — 100.0%		$128,041,062

Abbreviation Legend

REIT	Real Estate Investment Trust
Notes to Portfolio of Investments
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Denotes all or a portion of security on loan. The total value of securities on loan as of December 31, 2025, was $17,066,269 or 13.33% of net assets. The Fund received $17,621,367 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on either the Portfolio of Investments or the Statement of Assets and Liabilities. (Note 2).

(c)
Maturity value of $1,710,950. Collateralized by U.S. Government Agency obligations with a rate of 4.500%, maturity date of 5/15/27, and an aggregate market value, including accrued interest, of $1,745,015.

(d)	See Note 6 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.
42

MML Series Investment Fund II

Statements of Assets and Liabilities
December 31, 2025

	MML Blend Fund	MML Equity Fund
Assets:
Investments, at value (Note 2) (a)	$686,129,264	$896,488,895
Repurchase agreements, at value (Note 2) (b)	873,886	5,010,622
Total investments (c)	687,003,150	901,499,517
Cash	14	—
Foreign currency, at value (d)	—	8,737
Receivables from:
Fund shares sold	608	1,022
Variation margin on open derivative instruments (Note 2)	—	—
Interest and dividends	699	1,232,424
Foreign tax reclaims	—	24,784
Open swap agreements, at value (Note 2)	—	—
Cash collateral pledged for open derivatives (Note 2)	—	—
Total assets	687,004,471	902,766,484
Liabilities:
Payables for:
Investments purchased
Delayed delivery	—	—
Interest and dividends	—	—
Fund shares redeemed	145,020	809,054
Trustees’ fees and expenses (Note 3)	39,233	48,944
Variation margin on open derivative instruments (Note 2)	—	—
Affiliates (Note 3):
Administration fees	—	816
Investment advisory fees	258,860	326,776
Service fees	118,610	44,556
Distribution fees	—	—
Cash collateral held for securities on loan (Note 2)	1,766,500	1,962,047
Cash collateral held for open derivatives (Note 2)	—	—
Due to custodian	—	9,359
Open swap agreements, at value (Note 2)	—	—
Accrued expense and other liabilities	69,933	83,721
Total liabilities	2,398,156	3,285,273
Net assets	$684,606,315	$899,481,211
Net assets consist of:
Paid-in capital	$494,584,658	$567,279,788
Accumulated earnings (loss)	190,021,657	332,201,423
Net assets	$684,606,315	$899,481,211

(a) Cost of investments:	$520,011,925	$643,244,144
(b) Cost of repurchase agreements:	$873,886	$5,010,622
(c) Securities on loan with market value of:	$2,231,616	$9,537,699
(d) Cost of foreign currency:	$—	$8,653

The accompanying notes are an integral part of the financial statements.
43

MML Inflation-Protected and Income Fund	MML Invesco Discovery Large Cap Fund	MML Invesco Discovery Mid Cap Fund	MML Managed Bond Fund	MML Short-Duration Bond Fund	MML U.S. Government Money Market Fund	MML VIP BlackRock iShares® 60/40 Allocation Fund (See Note 1)

$157,397,754	$342,834,398	$259,712,008	$731,557,677	$105,990,636	$179,057,804	$75,455,849
1,459,932	—	3,903,341	1,349,290	1,233,221	25,232,605	139,416
158,857,686	342,834,398	263,615,349	732,906,967	107,223,857	204,290,409	75,595,265
2	35,908	—	48,356	72	9	—
—	—	—	—	147	—	—

2,139,648	1,851,745	1,530,309	2,771,094	176,234	1,131,455	—
10,338	—	—	—	7,323	—	—
412,725	52,825	40,275	6,389,261	792,100	201,745	960
—	—	—	7,890	—	—	—
1,123,528	—	—	—	—	—	—
820,000	—	—	—	384,000	—	—
163,363,927	344,774,876	265,185,933	742,123,568	108,583,733	205,623,618	75,596,225

—	—	—	17,301,610	—	—	—
1,445,286	—	—	—	—	—	—
18,432	45,667	11,385	197,342	42,879	552,268	1,450
13,966	2,214	2,214	43,981	6,803	10,476	1,133
—	—	—	106,318	—	—	—

2,775	48,199	37,776	2,775	17,438	—	9,787
81,092	172,749	144,313	267,851	34,214	85,558	10,781
26,863	2,429	8,595	127,332	21,296	—	—
—	—	—	—	—	—	23,739
—	—	—	4,039,890	613,193	—	2,096,772
110,000	—	—	—	—	—	—
—	—	—	—	—	—	—
33,126	—	—	—	—	—	—
67,752	26,671	27,229	98,768	63,642	56,671	48,442
1,799,292	297,929	231,512	22,185,867	799,465	704,973	2,192,104
$161,564,635	$344,476,947	$264,954,421	$719,937,701	$107,784,268	$204,918,645	$73,404,121

$193,527,746	$340,413,869	$263,105,056	$819,606,441	$122,565,815	$204,925,415	$63,643,672
(31,963,111)	4,063,078	1,849,365	(99,668,740)	(14,781,547)	(6,770)	9,760,449
$161,564,635	$344,476,947	$264,954,421	$719,937,701	$107,784,268	$204,918,645	$73,404,121

$161,187,266	$336,481,400	$255,592,287	$745,293,906	$106,062,128	$179,057,804	$65,530,834
$1,459,932	$—	$3,903,341	$1,349,290	$1,233,221	$25,232,605	$139,416
$—	$—	$—	$15,914,107	$2,400,795	$—	$4,321,282
$—	$—	$—	$—	$138	$—	$—

The accompanying notes are an integral part of the financial statements.
44

MML Series Investment Fund II (Continued)

Statements of Assets and Liabilities
December 31, 2025

	MML Blend Fund	MML Equity Fund
Initial Class shares:
Net assets	$499,030,066	$828,552,192
Shares outstanding (a)	21,554,205	26,820,495
Net asset value, offering price and redemption price per share	$23.15	$30.89
Class II shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share
Service Class shares:
Net assets	$185,576,249	$70,929,019
Shares outstanding (a)	8,084,431	2,355,365
Net asset value, offering price and redemption price per share	$22.95	$30.11
Service Class I shares:
Net assets
Shares outstanding (a)
Net asset value, offering price and redemption price per share

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
45

MML Inflation- Protected and Income Fund	MML Invesco Discovery Large Cap Fund	MML Invesco Discovery Mid Cap Fund	MML Managed Bond Fund	MML Short-Duration Bond Fund	MML U.S. Government Money Market Fund	MML VIP BlackRock iShares® 60/40 Allocation Fund (See Note 1)

$118,338,906			$515,474,926		$ 204,918,645
13,675,561			46,135,298		204,916,731
$8.65			$11.17		$1.00

	$336,554,239	$236,844,705		$72,970,769		$32,757,952
	33,275,897	23,531,647		7,891,533		2,783,956
	$10.11	$10.06		$9.25		$11.77

$43,225,729			$204,462,775
5,047,063			18,382,524
$8.56			$11.12

	$7,922,708	$28,109,716		$34,813,499		$40,646,169
	783,580	2,793,661		3,780,404		3,464,356
	$10.11	$10.06		$9.21		$11.73

The accompanying notes are an integral part of the financial statements.
46

MML Series Investment Fund II (Continued)

Statements of Assets and Liabilities
December 31, 2025

	MML VIP BlackRock iShares® 80/20 Allocation Fund (See Note 1)	MML VIP Invesco Small Cap Equity Fund (See Note 1)
Assets:
Investments, at value (Note 2) (a)	$165,556,317	$125,218,880
Repurchase agreements, at value (Note 2) (b)	2,203,140	1,710,760
Total investments (c)	167,759,457	126,929,640
Cash	—	—
Receivables from:
Investments sold
Regular delivery	—	1,104,838
Fund shares sold	—	56,358
Interest and dividends	4,359	129,327
Total assets	167,763,816	128,220,163
Liabilities:
Payables for:
Investments purchased
Regular delivery	1,874,182	—
Fund shares redeemed	5,582	22,574
Trustees’ fees and expenses (Note 3)	2,117	6,584
Affiliates (Note 3):
Administration fees	20,801	816
Investment advisory fees	28,623	75,410
Service fees	—	15,876
Distribution fees	68,499	—
Cash collateral held for securities on loan (Note 2)	4,690,828	—
Accrued expense and other liabilities	50,954	57,841
Total liabilities	6,741,586	179,101
Net assets	$161,022,230	$128,041,062
Net assets consist of:
Paid-in capital	$134,236,805	$82,560,976
Accumulated earnings (loss)	26,785,425	45,480,086
Net assets	$161,022,230	$128,041,062

(a) Cost of investments:	$138,303,187	$93,137,821
(b) Cost of repurchase agreements:	$2,203,140	$1,710,760
(c) Securities on loan with market value of:	$12,440,984	$17,066,269

The accompanying notes are an integral part of the financial statements.
47

	MML VIP BlackRock iShares® 80/20 Allocation Fund (See Note 1)	MML VIP Invesco Small Cap Equity Fund (See Note 1)
Initial Class shares:
Net assets		$102,534,093
Shares outstanding (a)		9,619,204
Net asset value, offering price and redemption price per share		$10.66
Class II shares:
Net assets	$35,576,734
Shares outstanding (a)	2,778,705
Net asset value, offering price and redemption price per share	$12.80
Service Class shares:
Net assets		$25,506,969
Shares outstanding (a)		2,483,697
Net asset value, offering price and redemption price per share		$10.27
Service Class I shares:
Net assets	$125,445,496
Shares outstanding (a)	9,817,885
Net asset value, offering price and redemption price per share	$12.78

(a)	Authorized unlimited number of shares with no par value.

The accompanying notes are an integral part of the financial statements.
48

MML Series Investment Fund II (Continued)

Statements of Operations
For the Year Ended December 31, 2025

	MML Blend Fund	MML Equity Fund
Investment income (Note 2):
Dividends (a)	$16,598,296	$20,997,441
Interest	13,440	127,846
Securities lending net income	133,094	20,640
Total investment income	16,744,830	21,145,927
Expenses (Note 3):
Investment advisory fees	2,831,091	3,463,819
Custody and overdraft fees	37,448	45,631
Audit and tax fees	30,343	35,766
Legal fees	34,394	44,003
Proxy fees	2,104	2,104
Accounting & Administration fees	—	2,501
Shareholder reporting fees	56,818	71,997
Trustees’ fees	55,882	70,239
	3,048,080	3,736,060
Administration fees:
Class II	—	—
Service Class I	—	—
Distribution and Service fees:
Service Class	470,302	176,412
Service Class I	—	—
Total expenses	3,518,382	3,912,472
Expenses waived (Note 3):
Initial Class fees reimbursed by adviser	—	—
Class II fees reimbursed by adviser	—	—
Service Class fees reimbursed by adviser	—	—
Service Class I fees reimbursed by adviser	—	—
Net expenses:	3,518,382	3,912,472
Net investment income (loss)	13,226,448	17,233,455
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	19,911,573	66,576,861
Futures contracts	—	—
Swap agreements	—	—
Foreign currency transactions	—	1,252
Net realized gain (loss)	19,911,573	66,578,113
Net change in unrealized appreciation (depreciation) on:
Investment transactions	48,448,154	55,626,135
Futures contracts	—	—
Swap agreements	—	—
Translation of assets and liabilities in foreign currencies	—	1,364
Net change in unrealized appreciation (depreciation)	48,448,154	55,627,499
Net realized gain (loss) and change in unrealized appreciation (depreciation)	68,359,727	122,205,612
Net increase (decrease) in net assets resulting from operations	$81,586,175	$139,439,067

(a) Net of foreign withholding tax of:	$—	$195
+ Commenced operations on November 14, 2025.

The accompanying notes are an integral part of the financial statements.
49

MML Inflation- Protected and Income Fund	MML Invesco Discovery Large Cap Fund+	MML Invesco Discovery Mid Cap Fund+	MML Managed Bond Fund	MML Short-Duration Bond Fund	MML U.S. Government Money Market Fund	MML VIP BlackRock iShares® 60/40 Allocation Fund (See Note 1)

$19,611	$234,218	$147,330	$—	$—	$—	$1,739,380
7,857,956	8,328	27,719	35,015,514	5,372,332	8,243,434	3,005
115	—	—	57,756	11,782	—	7,020
7,877,682	242,546	175,049	35,073,270	5,384,114	8,243,434	1,749,405

957,744	229,320	207,376	2,854,520	388,447	922,687	185,557
7,974	349	349	54,784	2,432	3,640	3,215
39,242	21,990	22,354	38,809	35,536	28,985	20,203
11,448	1,709	1,709	53,863	9,227	12,957	3,522
2,104	—	—	2,104	2,104	2,103	2,104
8,504	1,087	1,086	8,504	8,504	—	—
34,888	3,916	3,754	43,754	34,607	27,405	26,159
13,681	2,420	2,420	55,689	9,237	15,986	4,839
1,075,585	260,791	239,048	3,112,027	490,094	1,013,763	245,599

—	61,084	43,447	—	118,446	—	45,013
—	1,458	5,157	—	48,031	—	47,765

102,868	—	—	464,611	—	—	—
—	2,429	8,595	—	80,052	—	79,609
1,178,453	325,762	296,247	3,576,638	736,623	1,013,763	417,986

(26,310)	—	—	—	—	—	—
—	—	(10,925)	—	—	—	(25,498)
(8,792)	—	—	—	—	—	—
—	—	(1,305)	—	—	—	(27,084)
1,143,351	325,762	284,017	3,576,638	736,623	1,013,763	365,404
6,734,331	(83,216)	(108,968)	31,496,632	4,647,491	7,229,671	1,384,001

226,847	(2,289,920)	(2,270,356)	(9,841,477)	(209,032)	1,777	636,666
(339,093)	—	—	831,913	(150,255)	—	—
697,725	—	—	—	—	—	—
—	103	—	—	—	—	—
585,479	(2,289,817)	(2,270,356)	(9,009,564)	(359,287)	1,777	636,666

(202,775)	6,352,998	4,119,721	29,313,322	2,148,418	—	6,538,620
27,620	—	—	184,829	(85,531)	—	—
2,440,744	—	—	—	—	—	—
—	—	—	—	16	—	—
2,265,589	6,352,998	4,119,721	29,498,151	2,062,903	—	6,538,620
2,851,068	4,063,181	1,849,365	20,488,587	1,703,616	1,777	7,175,286
$9,585,399	$3,979,965	$1,740,397	$51,985,219	$6,351,107	$7,231,448	$8,559,287

$—	$5,309	$—	$—	$—	$—	$—

The accompanying notes are an integral part of the financial statements.
50

MML Series Investment Fund II (Continued)

Statements of Operations
For the Year Ended December 31, 2025

	MML VIP BlackRock iShares® 80/20 Allocation Fund (See Note 1)	MML VIP Invesco Small Cap Equity Fund (See Note 1)
Investment income (Note 2):
Dividends (a)	$2,888,627	$1,599,120
Interest	10,026	44,266
Securities lending net income	15,539	20,695
Total investment income	2,914,192	1,664,081
Expenses (Note 3):
Investment advisory fees	356,746	798,229
Custody and overdraft fees	3,723	2,073
Audit and tax fees	28,413	37,382
Legal fees	6,853	7,181
Proxy fees	2,104	2,104
Accounting & Administration fees	—	2,501
Shareholder reporting fees	29,710	28,417
Trustees’ fees	9,001	10,244
	436,550	888,131
Administration fees:
Class II	48,302	—
Service Class I	130,071	—
Distribution and Service fees:
Service Class	—	60,893
Service Class I	216,785	—
Total expenses	831,708	949,024
Expenses waived (Note 3):
Class II fees reimbursed by adviser	(18,137)	—
Service Class I fees reimbursed by adviser	(48,947)	—
Net expenses:	764,624	949,024
Net investment income (loss)	2,149,568	715,057
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investment transactions	814,523	12,900,000
Foreign currency transactions	—	(1,306)
Net realized gain (loss)	814,523	12,898,694
Net change in unrealized appreciation (depreciation) on:
Investment transactions	16,030,562	(3,075,360)
Net change in unrealized appreciation (depreciation)	16,030,562	(3,075,360)
Net realized gain (loss) and change in unrealized appreciation (depreciation)	16,845,085	9,823,334
Net increase (decrease) in net assets resulting from operations	$18,994,653	$10,538,391

(a) Net of foreign withholding tax of:	$—	$2,178

The accompanying notes are an integral part of the financial statements.
51

MML Series Investment Fund II (Continued)

Statements of Changes in Net Assets

	MML Blend Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$13,226,448	$13,399,939
Net realized gain (loss)	19,911,573	19,402,134
Net change in unrealized appreciation (depreciation)	48,448,154	61,079,681
Net increase (decrease) in net assets resulting from operations	81,586,175	93,881,754
Distributions to shareholders (Note 2):
Initial Class	(26,979,506)	(14,060,213)
Class II	—	—
Service Class	(9,794,542)	(5,022,537)
Service Class I	—	—
Total distributions	(36,774,048)	(19,082,750)
Net fund share transactions (Note 5):
Initial Class	(30,523,519)	(47,979,979)
Class II	—	—
Service Class	(24,847,160)	(10,194,351)
Service Class I	—	—
Increase (decrease) in net assets from fund share transactions	(55,370,679)	(58,174,330)
Total increase (decrease) in net assets	(10,558,552)	16,624,674
Net assets
Beginning of year	695,164,867	678,540,193
End of year	$684,606,315	$695,164,867

+	Commenced operations on November 14, 2025.

The accompanying notes are an integral part of the financial statements.
52

MML Equity Fund		MML Inflation-Protected and Income Fund		MML Invesco Discovery Large Cap Fund
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Period Ended December 31, 2025+

$17,233,455	$17,230,557	$6,734,331	$7,821,772	$(83,216)
66,578,113	104,639,340	585,479	1,725,273	(2,289,817)
55,627,499	27,543,259	2,265,589	(4,491,610)	6,352,998
139,439,067	149,413,156	9,585,399	5,055,435	3,979,965

(110,967,936)	(23,267,331)	(5,638,851)	(6,327,078)	—
—	—	—	—	—
(9,778,663)	(2,235,132)	(1,843,110)	(1,708,253)	—
—	—	—	—	—
(120,746,599)	(25,502,463)	(7,481,961)	(8,035,331)	—

32,851,725	(56,896,257)	(13,355,774)	(12,780,036)	—
—	—	—	—	332,662,174
(3,862,871)	(17,384,976)	2,796,717	594,852	—
—	—	—	—	7,834,808
28,988,854	(74,281,233)	(10,559,057)	(12,185,184)	340,496,982
47,681,322	49,629,460	(8,455,619)	(15,165,080)	344,476,947

851,799,889	802,170,429	170,020,254	185,185,334	—
$899,481,211	$851,799,889	$161,564,635	$170,020,254	$344,476,947

The accompanying notes are an integral part of the financial statements.
53

MML Series Investment Fund II (Continued)

Statements of Changes in Net Assets

MML Invesco Discovery Mid Cap Fund
Period Ended December 31, 2025+
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(108,968)
Net realized gain (loss)	(2,270,356)
Net change in unrealized appreciation (depreciation)	4,119,721
Net increase (decrease) in net assets resulting from operations	1,740,397
Distributions to shareholders (Note 2):
Initial Class	—
Class II	—
Service Class	—
Service Class I	—
Total distributions	—
Net fund share transactions (Note 5):
Initial Class	—
Class II	235,281,074
Service Class	—
Service Class I	27,932,950
Increase (decrease) in net assets from fund share transactions	263,214,024
Total increase (decrease) in net assets	264,954,421
Net assets
Beginning of year	—
End of year	$264,954,421

+	Commenced operations on November 14, 2025.

The accompanying notes are an integral part of the financial statements.
54

MML Managed Bond Fund		MML Short-Duration Bond Fund		MML U.S. Government Money Market Fund
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024

$31,496,632	$29,469,812	$4,647,491	$4,862,612	$7,229,671	$9,941,920
(9,009,564)	(7,042,197)	(359,287)	(1,369,869)	1,777	667
29,498,151	1,352,549	2,062,903	3,850,454	—	—
51,985,219	23,780,164	6,351,107	7,343,197	7,231,448	9,942,587

(20,088,879)	(21,680,815)	—	—	(7,229,673)	(9,942,151)
—	—	(3,329,474)	(3,407,732)	—	—
(7,251,869)	(6,882,049)	—	—	—	—
—	—	(1,334,915)	(1,115,619)	—	—
(27,340,748)	(28,562,864)	(4,664,389)	(4,523,351)	(7,229,673)	(9,942,151)

43,970,560	(27,634,867)	—	—	2,317,024	(8,435,963)
—	—	(12,801,233)	(6,299,904)	—	—
42,750,583	(11,119,699)	—	—	—	—
—	—	3,818,814	(3,093,199)	—	—
86,721,143	(38,754,566)	(8,982,419)	(9,393,103)	2,317,024	(8,435,963)
111,365,614	(43,537,266)	(7,295,701)	(6,573,257)	2,318,799	(8,435,527)

608,572,087	652,109,353	115,079,969	121,653,226	202,599,846	211,035,373
$719,937,701	$608,572,087	$107,784,268	$115,079,969	$204,918,645	$202,599,846

The accompanying notes are an integral part of the financial statements.
55

MML Series Investment Fund II (Continued)

Statements of Changes in Net Assets

	MML VIP BlackRock iShares® 60/40 Allocation Fund (See Note 1)
	Year Ended December 31, 2025	Year Ended December 31, 2024
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,384,001	$967,771
Net realized gain (loss)	636,666	369,426
Net change in unrealized appreciation (depreciation)	6,538,620	3,043,345
Net increase (decrease) in net assets resulting from operations	8,559,287	4,380,542
Distributions to shareholders (Note 2):
Initial Class	—	—
Class II	(1,084,723)	(614,867)
Service Class	—	—
Service Class I	(1,201,371)	(488,333)
Total distributions	(2,286,094)	(1,103,200)
Net fund share transactions (Note 5):
Initial Class	—	—
Class II	1,655,399	706,349
Service Class	—	—
Service Class I	12,655,040	11,025,908
Increase (decrease) in net assets from fund share transactions	14,310,439	11,732,257
Total increase (decrease) in net assets	20,583,632	15,009,599
Net assets
Beginning of year	52,820,489	37,810,890
End of year	$73,404,121	$52,820,489

The accompanying notes are an integral part of the financial statements.
56

MML VIP BlackRock iShares® 80/20 Allocation Fund (See Note 1)		MML VIP Invesco Small Cap Equity Fund (See Note 1)
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024

$2,149,568	$1,345,206	$715,057	$711,413
814,523	746,215	12,898,694	19,611,082
16,030,562	7,716,920	(3,075,360)	(4,880,108)
18,994,653	9,808,341	10,538,391	15,442,387

—	—	(16,195,488)	(6,371,680)
(854,654)	(602,685)	—	—
—	—	(4,047,577)	(1,645,371)
(2,579,242)	(1,126,796)	—	—
(3,433,896)	(1,729,481)	(20,243,065)	(8,017,051)

—	—	6,827,081	(1,841,542)
1,710,972	773,974	—	—
—	—	2,427,974	(1,636,933)
49,895,809	21,305,535	—	—
51,606,781	22,079,509	9,255,055	(3,478,475)
67,167,538	30,158,369	(449,619)	3,946,861

93,854,692	63,696,323	128,490,681	124,543,820
$161,022,230	$93,854,692	$128,041,062	$128,490,681

The accompanying notes are an integral part of the financial statements.
57

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Blend Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/25	$21.69	$0.45	$2.27	$2.72	$(0.47)	$(0.79)	$(1.26)	$23.15	12.84%	$499,030	0.45%	2.02%
12/31/24	19.45	0.42	2.42	2.84	(0.40)	(0.20)	(0.60)	21.69	14.64%	496,971	0.44%	2.00%
12/31/23	16.82	0.36	2.58	2.94	(0.31)	—	(0.31)	19.45	17.62%	490,890	0.45%	1.99%
12/31/22	20.84	0.28	(3.71)	(3.43)	(0.25)	(0.34)	(0.59)	16.82	(16.59%)	466,171	0.45%	1.56%
12/31/21	24.79	0.28	3.21	3.49	(0.57)	(6.87)	(7.44)	20.84	15.02%	620,820	0.44%	1.19%
Service Class
12/31/25	$21.51	$0.39	$2.25	$2.64	$(0.41)	$(0.79)	$(1.20)	$22.95	12.56%	$185,576	0.70%	1.76%
12/31/24	19.30	0.36	2.40	2.76	(0.35)	(0.20)	(0.55)	21.51	14.36%	198,194	0.69%	1.76%
12/31/23	16.69	0.31	2.56	2.87	(0.26)	—	(0.26)	19.30	17.32%	187,650	0.70%	1.74%
12/31/22	20.68	0.24	(3.69)	(3.45)	(0.20)	(0.34)	(0.54)	16.69	(16.80%)	172,514	0.70%	1.32%
12/31/21	24.66	0.22	3.19	3.41	(0.52)	(6.87)	(7.39)	20.68	14.74%	217,290	0.69%	0.95%

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate[x]	6%	7%	6%	5%	8%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
58

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/25	$30.45	$0.62	$4.44	$5.06	$(0.66)	$(3.96)	$(4.62)	$30.89	17.49%	$828,552	0.43%	2.02%
12/31/24	26.27	0.60	4.48	5.08	(0.59)	(0.31)	(0.90)	30.45	19.39%	778,359	0.43%	2.04%
12/31/23	26.76	0.57	1.74	2.31	(0.58)	(2.22)	(2.80)	26.27	9.32%	723,177	0.44%	2.17%
12/31/22	32.09	0.58	(2.13)	(1.55)	(0.49)	(3.29)	(3.78)	26.76	(4.65%)	726,478	0.45%	2.02%
12/31/21	25.04	0.46	7.09	7.55	(0.50)	—	(0.50)	32.09	30.26%	821,006	0.43%	1.55%
Service Class
12/31/25	$29.77	$0.53	$4.34	$4.87	$(0.57)	$(3.96)	$(4.53)	$30.11	17.20%	$70,929	0.68%	1.77%
12/31/24	25.71	0.51	4.38	4.89	(0.52)	(0.31)	(0.83)	29.77	19.09%	73,441	0.68%	1.79%
12/31/23	26.23	0.49	1.71	2.20	(0.50)	(2.22)	(2.72)	25.71	9.05%	78,993	0.69%	1.92%
12/31/22	31.52	0.50	(2.09)	(1.59)	(0.41)	(3.29)	(3.70)	26.23	(4.88%)	87,190	0.69%	1.76%
12/31/21	24.61	0.38	6.97	7.35	(0.44)	—	(0.44)	31.52	29.93%	104,959	0.68%	1.31%

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate	62%	77%	48%	90%	73%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
59

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Inflation-Protected and Income Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets (including interest expense)
Initial Class
12/31/25	$8.56	$0.36	$0.15	$0.51	$(0.42)	$—	$(0.42)	$8.65	5.89%	$118,339	0.65%	0.63%	4.14%
12/31/24	8.72	0.38	(0.14)	0.24	(0.40)	—	(0.40)	8.56	2.72%	129,996	0.65%	0.61%	4.40%
12/31/23	8.67	0.36	0.10	0.46	(0.41)	—	(0.41)	8.72	5.43%	145,054	0.66%	0.60%	4.07%
12/31/22	11.12	0.28	(1.70)	(1.42)	(0.27)	(0.76)	(1.03)	8.67	(13.35%)	161,191	0.64%	0.60%	2.79%
12/31/21	11.41	0.17	0.55	0.72	(0.13)	(0.88)	(1.01)	11.12	6.40%	240,863	0.60%	0.60%[l]	1.51%
Service Class
12/31/25	$8.48	$0.34	$0.13	$0.47	$(0.39)	$—	$(0.39)	$8.56	5.57%	$43,226	0.90%	0.88%	3.89%
12/31/24	8.63	0.36	(0.13)	0.23	(0.38)	—	(0.38)	8.48	2.59%	40,024	0.90%	0.86%	4.14%
12/31/23	8.59	0.33	0.09	0.42	(0.38)	—	(0.38)	8.63	5.05%	40,131	0.91%	0.85%	3.83%
12/31/22	11.03	0.25	(1.68)	(1.43)	(0.25)	(0.76)	(1.01)	8.59	(13.59%)	43,119	0.89%	0.85%	2.57%
12/31/21	11.33	0.14	0.54	0.68	(0.10)	(0.88)	(0.98)	11.03	6.12%	52,977	0.85%	0.85%[l]	1.25%

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate	88%	70%	74%	76%	98%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
60

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Invesco Discovery Large Cap Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
12/31/25[g]	$10.00	$(0.00)[d]	$0.11	$0.11	$ —	$ —	$ —	$10.11	1.10%[b]	$336,554	0.78%[a]	0.78%a,[l]	(0.19%)[a]
Service Class I
12/31/25[g]	$10.00	$(0.01)	$0.12	$0.11	$—	$—	$—	$10.11	1.10%[b]	$7,923	1.03%[a]	1.03%a,[l]	(0.44%)[a]

Period Ended December 31, 2025[b]
Portfolio turnover rate	10%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	Fund commenced operations on November 14, 2025.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
61

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Invesco Discovery Mid Cap Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m],z	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
12/31/25[g]	$10.00	$(0.00)[d]	$0.06	$0.06	$ —	$ —	$ —	$10.06	0.60%[b]	$236,845	0.89%[a]	0.85%[a]	(0.31%)[a]
Service Class I
12/31/25[g]	$10.00	$(0.01)	$0.07	$0.06	$ —	$ —	$ —	$10.06	0.60%[b]	$28,110	1.14%[a]	1.10%[a]	(0.56%)[a]

Period Ended December 31, 2025[b]
Portfolio turnover rate	11%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
g	Fund commenced operations on November 14, 2025.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
62

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Managed Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/25	$10.77	$0.51	$0.32	$0.83	$(0.43)	$—	$(0.43)	$11.17	7.85%	$515,475	0.45%	0.45%[l]	4.65%
12/31/24	10.85	0.51	(0.07)	0.44	(0.52)	—	(0.52)	10.77	3.88%	453,319	0.45%	N/A	4.72%
12/31/23	10.60	0.50	0.18	0.68	(0.43)	—	(0.43)	10.85	6.70%	484,522	0.45%	N/A	4.66%
12/31/22	13.02	0.35	(2.29)	(1.94)	(0.36)	(0.12)	(0.48)	10.60	(15.01%)	568,357	0.44%	N/A	3.02%
12/31/21	13.59	0.29	(0.18)	0.11	(0.43)	(0.25)	(0.68)	13.02	0.81%	762,726	0.42%	N/A	2.20%
Service Class
12/31/25	$10.73	$0.48	$0.32	$0.80	$(0.41)	$—	$(0.41)	$11.12	7.59%	$204,463	0.70%	0.70%[l]	4.40%
12/31/24	10.81	0.48	(0.07)	0.41	(0.49)	—	(0.49)	10.73	3.62%	155,253	0.70%	N/A	4.47%
12/31/23	10.55	0.47	0.19	0.66	(0.40)	—	(0.40)	10.81	6.43%	167,588	0.70%	N/A	4.42%
12/31/22	12.95	0.32	(2.27)	(1.95)	(0.33)	(0.12)	(0.45)	10.55	(15.22%)	184,737	0.69%	N/A	2.76%
12/31/21	13.53	0.26	(0.19)	0.07	(0.40)	(0.25)	(0.65)	12.95	0.56%	258,923	0.67%	N/A	1.96%

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate	122%	222%	215%	243%	263%
Portfolio turnover excluding TBA transactions	69%	56%	46%	41%	90%

c	Per share amount calculated on the average shares method.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
l	Expenses incurred during the period fell under the expense cap.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
63

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML Short-Duration Bond Fund

		Income (loss) from investment operations			Less distributions to shareholders				Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Class II
12/31/25	$9.12	$0.39	$0.15	$0.54	$(0.41)	$(0.41)	$9.25	5.96%	$72,971	0.59%	4.26%
12/31/24	8.91	0.37	0.20	0.57	(0.36)	(0.36)	9.12	6.48%	84,521	0.60%	4.13%
12/31/23	8.65	0.32	0.27	0.59	(0.33)	(0.33)	8.91	6.94%	88,746	0.58%	3.69%
12/31/22	9.71	0.22	(0.97)	(0.75)	(0.31)	(0.31)	8.65	(7.79%)	98,969	0.59%	2.39%
12/31/21	9.84	0.20	(0.00)[d]	0.20	(0.33)	(0.33)	9.71	2.01%	133,235	0.55%	2.05%
Service Class I
12/31/25	$9.08	$0.37	$0.15	$0.52	$(0.39)	$(0.39)	$9.21	5.76%	$34,813	0.84%	4.01%
12/31/24	8.88	0.35	0.19	0.54	(0.34)	(0.34)	9.08	6.11%	30,559	0.85%	3.88%
12/31/23	8.62	0.30	0.27	0.57	(0.31)	(0.31)	8.88	6.70%	32,907	0.82%	3.45%
12/31/22	9.67	0.19	(0.96)	(0.77)	(0.28)	(0.28)	8.62	(8.00%)	31,985	0.85%	2.16%
12/31/21	9.81	0.18	(0.01)	0.17	(0.31)	(0.31)	9.67	1.69%	37,508	0.80%	1.80%

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate	52%	48%	19%	26%	64%

c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
64

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML U. S. Government Money Market Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/25	$1.00	$0.04	$0.00[d]	$0.04	$(0.04)	$ —	$(0.04)	$1.00	3.79%	$204,919	0.52%	N/A	3.73%
12/31/24	1.00	0.05	0.00[d]	0.05	(0.05)	—	(0.05)	1.00	4.79%	202,600	0.51%	N/A	4.69%
12/31/23	1.00	0.05	0.00[d]	0.05	(0.05)	—	(0.05)	1.00	4.63%	211,035	0.52%	N/A	4.51%
12/31/22	1.00	0.01	0.00[d]	0.01	(0.01)	—	(0.01)	1.00	1.22%	241,166	0.54%	0.41%	1.31%
12/31/21	1.00	0.00[d]	0.00[d]	0.00 [d]	—	—	—	1.00	0.00%	174,991	0.52%	0.05%	0.00%[e]

c	Per share amount calculated on the average shares method.
d	Amount is less than $0.005 per share.
e	Amount is less than 0.005%.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
65

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP Blackrock iShares® 60/40 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
12/31/25	$10.62	$0.26	$1.29	$1.55	$(0.25)	$(0.15)	$—	$(0.40)	$11.77	14.66%	$32,758	0.55%	0.46%	2.32%
12/31/24	9.79	0.23	0.84	1.07	(0.21)	(0.03)	—	(0.24)	10.62	10.91%	28,063	0.61%	0.46%	2.19%
12/31/23	8.64	0.20	1.12	1.32	(0.17)	—	—	(0.17)	9.79	15.24%	25,214	0.68%	0.46%	2.13%
12/31/22[g]	10.00	0.15	(1.36)	(1.21)	(0.14)	—	(0.01)	(0.15)	8.64	(12.14%)[b]	21,878	0.70%[a]	0.46%[a]	1.82%[a]
Service Class I
12/31/25	$10.59	$0.24	$1.27	$1.51	$(0.22)	$(0.15)	$—	$(0.37)	$11.73	14.31%	$40,646	0.80%	0.71%	2.16%
12/31/24	9.77	0.22	0.82	1.04	(0.19)	(0.03)	—	(0.22)	10.59	10.61%	24,758	0.86%	0.71%	2.11%
12/31/23	8.63	0.19	1.10	1.29	(0.15)	—	—	(0.15)	9.77	14.99%	12,597	0.93%	0.71%	2.03%
12/31/22[g]	10.00	0.14	(1.38)	(1.24)	(0.12)	—	(0.01)	(0.13)	8.63	(12.37%)[b]	5,163	0.91%[a]	0.71%[a]	1.85%[a]

	Year Ended December 31			Period Ended December 31, 2022[b]
	2025	2024	2023
Portfolio turnover rate[x]	7%	7%	5%	7%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 11, 2022.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
66

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP Blackrock iShares® 80/20 Allocation Fund

		Income (loss) from investment operations			Less distributions to shareholders						Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c,j]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Tax return of capital	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets before expense waivers[q]	Ratio of expenses to average daily net assets after expense waivers[j,q]	Net investment income (loss) to average daily net assets
Class II
12/31/25	$11.20	$0.22	$1.70	$1.92	$(0.20)	$(0.12)	$—	$(0.32)	$12.80	17.14%	$35,577	0.52%	0.46%	1.88%
12/31/24	9.99	0.20	1.25	1.45	(0.19)	(0.05)	—	(0.24)	11.20	14.45%	29,530	0.55%	0.46%	1.81%
12/31/23	8.54	0.18	1.41	1.59	(0.14)	—	—	(0.14)	9.99	18.64%	25,640	0.60%	0.46%	1.89%
12/31/22[g]	10.00	0.14	(1.47)	(1.33)	(0.12)	—	(0.01)	(0.13)	8.54	(13.28%)[b]	21,604	0.66%[a]	0.46%[a]	1.76%[a]
Service Class I
12/31/25	$11.18	$0.21	$1.68	$1.89	$(0.17)	$(0.12)	$—	$(0.29)	$12.78	16.90%	$125,445	0.77%	0.71%	1.78%
12/31/24	9.97	0.18	1.24	1.42	(0.16)	(0.05)	—	(0.21)	11.18	14.19%	64,324	0.80%	0.71%	1.68%
12/31/23	8.54	0.17	1.38	1.55	(0.12)	—	—	(0.12)	9.97	18.22%	38,057	0.85%	0.71%	1.83%
12/31/22[g]	10.00	0.14	(1.48)	(1.34)	(0.11)	—	(0.01)	(0.12)	8.54	(13.40%)[b]	18,703	0.86%[a]	0.71%[a]	1.82%[a]

	Year Ended December 31			Period Ended December 31, 2022[b]
	2025	2024	2023
Portfolio turnover rate[x]	6%	6%	8%	7%

a	Annualized.
b	Percentage represents the results for the period and is not annualized.
c	Per share amount calculated on the average shares method.
g	Fund commenced operations on February 11, 2022.
j	Computed after giving effect to an agreement by MML Advisers to waive certain fees and expenses of the Fund.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
x	Amount does not include the portfolio activity of any underlying fund.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

The accompanying notes are an integral part of the financial statements.
67

MML Series Investment Fund II (Continued)

Financial Highlights (For a share outstanding throughout each period)
MML VIP Invesco Small Cap Equity Fund

		Income (loss) from investment operations			Less distributions to shareholders					Ratios / Supplemental Data
	Net asset value, beginning of the period	Net investment income (loss)[c]	Net realized and unrealized gain (loss) on investments	Total income (loss) from investment operations	From net investment income	From net realized gains	Total distributions	Net asset value, end of the period	Total return[m,z]	Net assets, end of the period (000’s)[z]	Ratio of expenses to average daily net assets[q]	Net investment income (loss) to average daily net assets
Initial Class
12/31/25	$11.59	$0.07	$0.94	$1.01	$(0.07)	$(1.87)	$(1.94)	$10.66	8.86%	$102,534	0.71%	0.62%
12/31/24	10.92	0.07	1.34	1.41	—	(0.74)	(0.74)	11.59	12.94%	103,430	0.71%	0.61%
12/31/23	9.39	0.05	1.61	1.66	(0.13)	—	(0.13)	10.92	17.81%	99,251	0.73%	0.50%
12/31/22	12.76	0.06	(2.02)	(1.96)	(0.08)	(1.33)	(1.41)	9.39	(15.88%)	90,514	0.73%	0.59%
12/31/21	11.11	0.03	2.46	2.49	(0.06)	(0.78)	(0.84)	12.76	22.75%	116,599	0.69%	0.20%
Service Class
12/31/25	$11.23	$0.04	$0.91	$0.95	$(0.04)	$(1.87)	$(1.91)	$10.27	8.59%	$25,507	0.96%	0.37%
12/31/24	10.63	0.04	1.30	1.34	—	(0.74)	(0.74)	11.23	12.66%	25,061	0.96%	0.36%
12/31/23	9.14	0.02	1.57	1.59	(0.10)	—	(0.10)	10.63	17.52%	25,293	0.98%	0.25%
12/31/22	12.46	0.04	(1.98)	(1.94)	(0.05)	(1.33)	(1.38)	9.14	(16.09%)	23,617	0.98%	0.34%
12/31/21	10.87	(0.01)bb	2.41	2.40	(0.03)	(0.78)	(0.81)	12.46	22.45%	30,289	0.94%	(0.05%)

	Year Ended December 31
	2025	2024	2023	2022	2021
Portfolio turnover rate	42%	35%	36%	29%	30%

c	Per share amount calculated on the average shares method.
m
Total return does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

q	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds, as applicable.
z
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

bb
The amount shown for a share outstanding does not correspond with the aggregate net investment income (loss) as shown on the Statement of Operations for the period due to the timing of class-specific expenses. See Note 3 for each fund’s expense structure.

The accompanying notes are an integral part of the financial statements.
68

Notes to Financial Statements

1.	The Funds
MML Series Investment Fund II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated February 8, 2005, which was amended and restated as of February 28, 2005 and December 15, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):
MML Blend Fund (“Blend Fund”)
MML Equity Fund (“Equity Fund”)
MML Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)
MML Invesco Discovery Large Cap Fund (“Discovery Large Cap Fund”)
MML Invesco Discovery Mid Cap Fund (“Discovery Mid Cap Fund”)
MML Managed Bond Fund (“Managed Bond Fund”)
MML Short-Duration Bond Fund (“Short-Duration Bond Fund”)
MML U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)
MML VIP BlackRock iShares® 60/40 Allocation Fund* (formerly known as MML iShares® 60/40 Allocation Fund) (“60/40 Allocation Fund”)
MML VIP BlackRock iShares® 80/20 Allocation Fund* (formerly known as MML iShares® 80/20 Allocation Fund) (“80/20 Allocation Fund”)
MML VIP Invesco Small Cap Equity Fund (formerly known as MML Small Cap Equity Fund) (“Small Cap Equity Fund”)
*	iShares® and BlackRock® are registered trademarks of BlackRock Finance, Inc. and its affiliates and are used under license.
The Discovery Large Cap Fund and Discovery Mid Cap Fund each commenced operations on November 14, 2025.
The Trust makes shares of the Funds available for the investment of assets of various separate investment accounts established by Massachusetts Mutual Life Insurance Company (“MassMutual”) and by life insurance companies which are subsidiaries of MassMutual. Shares of the Trust are not offered to the general public. MassMutual, MML Bay State Life Insurance Company, C.M. Life Insurance Company, and the MML Conservative Allocation Fund, MML Balanced Allocation Fund, MML Moderate Allocation Fund, MML Growth Allocation Fund, and MML Aggressive Allocation Fund, which are “funds of funds” series of MML Series Investment Fund, another open-end management investment company sponsored by MassMutual, are the record owners of all of the outstanding shares of the Funds.
Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.
The 60/40 Allocation Fund, 80/20 Allocation Fund, and Blend Fund invest substantially all of their investable assets in shares of ETFs advised by an affiliate of the Funds’ subadviser, BlackRock Investment Management, LLC (“Underlying ETFs”). The financial statements of the applicable Underlying ETFs are presented separately and can be obtained from the Securities and Exchange Commission’s (“SEC”) EDGAR database on its website at https://www.sec.gov.
2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

69

Notes to Financial Statements (Continued)
Effective January 1, 2024, each Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 impacts financial statement disclosures only and does not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. MML Investment Advisers, LLC (“MML Advisers”) acts as each Fund’s CODM. Each Fund represents a single operating segment, and the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund’s portfolio managers as a team. The financial information in the form of each Fund’s portfolio composition, total returns, expense ratios, and changes in net assets, which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmark(s) and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.
Investment Valuation
The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Advisers will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (with the exception of debt securities held by the U.S. Government Money Market Fund) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day. The U.S. Government Money Market Fund’s debt securities are typically valued at amortized cost, which approximates fair value, but may be valued using a vendor quote if MML Advisers determines it more closely approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the U.S. Government Money Market Fund must adhere to certain conditions. It is the intention of the U.S. Government Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured.
Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

70

Notes to Financial Statements (Continued)
The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.
The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date
Level 2 – other significant observable inputs (including fair value factors, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds’ own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.
In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

71

Notes to Financial Statements (Continued)
The Discovery Large Cap Fund characterized all investments at Level 1, as of December 31, 2025. The Discovery Mid Cap Fund and Small Cap Equity Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of December 31, 2025. The U.S. Government Money Market Fund characterized all investments at Level 2, as of December 31, 2025. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
The following is the aggregate value by input level, as of December 31, 2025, for the remaining Funds’ investments:

	Level 1	Level 2	Level 3	Total
60/40 Allocation Fund
Asset Investments
Exchange-Traded Funds	$73,359,077	$—	$—	$73,359,077
Short-Term Investments	2,096,772	139,416	—	2,236,188
Total Investments	$75,455,849	$139,416	$—	$75,595,265
80/20 Allocation Fund
Asset Investments
Exchange-Traded Funds	$160,865,489	$—	$—	$160,865,489
Short-Term Investments	4,690,828	2,203,140	—	6,893,968
Total Investments	$165,556,317	$2,203,140	$—	$167,759,457
Blend Fund
Asset Investments
Exchange-Traded Funds	$684,362,764	$—	$—	$684,362,764
Short-Term Investments	1,766,500	873,886	—	2,640,386
Total Investments	$686,129,264	$873,886	$—	$687,003,150
Equity Fund
Asset Investments
Common Stock	$878,414,804	$—	$—	$878,414,804
Exchange-Traded Funds	16,112,044	—	—	16,112,044
Short-Term Investments	1,962,047	5,010,622	—	6,972,669
Total Investments	$896,488,895	$5,010,622	$—	$901,499,517
Inflation-Protected and Income Fund
Asset Investments
Corporate Debt	$—	$4,077,910	$—	$4,077,910
Non-U.S. Government Agency Obligations	—	100,183,579	—	100,183,579
U.S. Government Agency Obligations and Instrumentalities	—	2,212,736	—	2,212,736
U.S. Treasury Obligations	—	37,190,666	—	37,190,666
Exchange-Traded Funds	1,790,178	—	—	1,790,178
Short-Term Investments	—	13,402,617	—	13,402,617
Total Investments	$1,790,178	$157,067,508	$—	$158,857,686
Asset Derivatives
Futures Contracts	$21,823	$—	$—	$21,823
Swap Agreements	—	1,213,152	—	1,213,152
Total	$21,823	$1,213,152	$—	$1,234,975
Liability Derivatives
Futures Contracts	$(1,619)	$—	$—	$(1,619)
Swap Agreements	—	(33,126)	—	(33,126)
Total	$(1,619)	$(33,126)	$—	$(34,745)

72

Notes to Financial Statements (Continued)

	Level 1	Level 2	Level 3	Total
Managed Bond Fund
Asset Investments
Corporate Debt	$—	$281,014,087	$—	$281,014,087
Non-U.S. Government Agency Obligations	—	161,336,289	—	161,336,289
Sovereign Debt Obligations	—	2,451,498	—	2,451,498
U.S. Government Agency Obligations and Instrumentalities	—	171,051,840	—	171,051,840
U.S. Treasury Obligations	—	93,660,334	—	93,660,334
Short-Term Investments	4,039,890	19,353,029	—	23,392,919
Total Investments	$4,039,890	$728,867,077	$—	$732,906,967
Asset Derivatives
Futures Contracts	$20,540	$—	$—	$20,540
Liability Derivatives
Futures Contracts	$(448,586)	$—	$—	$(448,586)
Short-Duration Bond Fund
Asset Investments
Corporate Debt	$—	$48,919,891	$—	$48,919,891
Non-U.S. Government Agency Obligations	—	38,835,354	—	38,835,354
Sovereign Debt Obligations	—	678,264	—	678,264
U.S. Government Agency Obligations and Instrumentalities	—	509	—	509
Short-Term Investments	613,193	18,176,646	—	18,789,839
Total Investments	$613,193	$106,610,664	$—	$107,223,857
Asset Derivatives
Futures Contracts	$84,233	$—	$—	$84,233
Liability Derivatives
Futures Contracts	$(36,778)	$—	$—	$(36,778)

For certain Funds the Statement of Assets and Liabilities shows liabilities for investments purchased on a delayed delivery basis and amounts due to custodian. These amounts approximate fair value and would be categorized at Level 2 for each applicable Fund as of December 31, 2025.
The Funds had no Level 3 transfers during the year ended December 31, 2025.

73

Notes to Financial Statements (Continued)
Derivative Instruments
Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.
At December 31, 2025, and during the year then ended, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Interest/ Inflation Rate Risk	Total
Inflation-Protected and Income Fund
Asset Derivatives
Futures Contracts^^	$21,823	$21,823
Swap Agreements*	1,123,528	1,123,528
Swap Agreements^^,^^^	89,624	89,624
Total Value	$1,234,975	$1,234,975
Liability Derivatives
Futures Contracts^^	$(1,619)	$(1,619)
Swap Agreements^	(33,126)	(33,126)
Total Value	$(34,745)	$(34,745)
Realized Gain (Loss)#
Futures Contracts	$(339,093)	$(339,093)
Swap Agreements	697,725	697,725
Total Realized Gain (Loss)	$358,632	$358,632
Change in Appreciation (Depreciation)##
Futures Contracts	$27,620	$27,620
Swap Agreements	2,440,744	2,440,744
Total Change in Appreciation (Depreciation)	$2,468,364	$2,468,364
Managed Bond Fund
Asset Derivatives
Futures Contracts^^	$20,540	$20,540
Liability Derivatives
Futures Contracts^^	$(448,586)	$(448,586)
Realized Gain (Loss)#
Futures Contracts	$831,913	$831,913
Change in Appreciation (Depreciation)##
Futures Contracts	$184,829	$184,829
Short-Duration Bond Fund
Asset Derivatives
Futures Contracts^^	$84,233	$84,233
Liability Derivatives
Futures Contracts^^	$(36,778)	$(36,778)
Realized Gain (Loss)#
Futures Contracts	$(150,255)	$(150,255)
Change in Appreciation (Depreciation)##
Futures Contracts	$(85,531)	$(85,531)

74

Notes to Financial Statements (Continued)
*	Statements of Assets and Liabilities location: Open swap agreements, at value.
^	Statements of Assets and Liabilities location: Open swap agreements, at value.
^^
Cumulative appreciation (depreciation) on futures contracts and centrally cleared swap agreements is reported in “Futures Contracts” and “Swap Agreements” in each applicable Fund’s Portfolio of Investments. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities, as applicable.

^^^	Represents centrally cleared swap agreements which are not subject to a master netting agreement or similar agreement.
#	Statements of Operations location: Amounts are included in net realized gain (loss) on futures contracts or swap agreements, as applicable.
##	Statements of Operations location: Amounts are included in net change in unrealized appreciation (depreciation) on futures contracts or swap agreements, as applicable.
For the year ended December 31, 2025, the average balances for each derivative type were as follows:

	Average Balances of Outstanding Derivative Financial Instruments
	Inflation- Protected and Income Fund	Managed Bond Fund	Short-Duration Bond Fund
Futures Contracts:
Average number of contracts - long	25	652	307
Average number of contracts - short	175	70	220
Swap Agreements:
Interest Rate Swaps:
Average notional amounts	$14,800,000
Total Return Swaps:
Average notional amounts	$119,910,460

The Portfolio of Investments included in a Fund’s financial statements shows the assets or liabilities of the Fund associated with individual derivatives transactions. The terms of many of those transactions contemplate that derivatives receivables and payables between the same two parties may be netted and that the parties will collateralize certain obligations. The following tables provide an illustration of the possible effect of netting provisions and of collateral (delivered or received) on a Fund’s derivatives exposure as of December 31, 2025. Netting arrangements vary among different counterparties, and the actual disposition of derivatives receivables and payables, and of collateral, in a bankruptcy or insolvency can be complicated and difficult to predict.
The following table presents derivative assets by counterparty net of amounts available for offset under a master netting agreement (“MNA”) or similar agreement and net of the related collateral received by the Fund(s) as of December 31, 2025.

Counterparty	Derivative Assets Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Received***	Net Amount*
Inflation-Protected and Income Fund
BNP Paribas SA	$ 933,600	$ —	$ (110,000)	$ 823,600
Goldman Sachs International	189,928	(33,126)	—	156,802
	$1,123,528	$(33,126)	$(110,000)	$980,402

75

Notes to Financial Statements (Continued)
The following table presents derivative liabilities by counterparty net of amounts available for offset under an MNA or similar agreement and net of the related collateral pledged by the Fund(s) as of December 31, 2025.

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty†	Financial Instruments Available for Offset	Collateral Pledged***	Net Amount**
Inflation-Protected and Income Fund
Goldman Sachs International	$ (33,126)	$ 33,126	$ —	$ —

*	Represents the net amount receivable from the counterparty in the event of default.
**	Represents the net amount payable to the counterparty in the event of default.
***	The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.
†
The amount presented here may be less than the total amount shown in the Statements of Assets and Liabilities as some derivatives held by the counterparty are not covered within an MNA or similar agreement.

Such agreements typically permit a single net payment in the event of default, including the bankruptcy or insolvency of the counterparty.  The Fund(s) and counterparties may not be permitted to sell, re-pledge, or use the collateral they receive.  In the event that cash collateral is restricted for use, the balance will be reflected as restricted cash within the Statement of Assets and Liabilities.
Further details regarding the derivatives and other investments held by the Fund(s) during the year ended December 31, 2025, are discussed below.
Futures Contracts
A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed income security, during a specified future period at a specified price. A Fund may use index futures contracts to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets, including commodities and precious metals. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.
Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.
When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

76

Notes to Financial Statements (Continued)
Swap Agreements
Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments or rates, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).
Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include, among others, interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.
Total Return Swaps A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).
Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.
Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked to market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations.  Only a limited number of transaction types are currently eligible for clearing.
During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate

77

Notes to Financial Statements (Continued)
for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.
During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded in the accompanying Statements of Operations as realized gains and losses, respectively.
A Fund’s current exposure to a counterparty is the fair value of the transaction.
Inflation-Linked Securities
Inflation-linked securities are typically fixed income securities whose principal values are periodically adjusted according to a measure of inflation. If the index measuring inflation falls, the principal value of an inflation-linked security will be adjusted downward, and consequently the interest payable on the security (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original principal of the security upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-linked securities. For securities that do not provide a similar guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal.
Alternatively, the interest rates payable on certain inflation-linked securities may be adjusted according to a measure of inflation. As a result, the principal values of such securities do not adjust according to the rate of inflation, although the interest payable on such securities may decline during times of falling inflation.
The values of inflation-linked securities are expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-linked securities. Inflation-linked securities may cause a potential cash flow mismatch to investors, because an increase in the principal amount of an inflation-linked security will be treated as interest income currently subject to tax at ordinary income rates even though investors will not receive repayment of principal until maturity. If a Fund invests in such securities, it will be required to distribute such interest income in order to qualify for treatment as a regulated investment company and eliminate the Fund-level tax, without a corresponding receipt of cash, and therefore may be required to dispose of portfolio securities at a time when it may not be advantageous to do so in order to make such distributions.
Repurchase Agreements
Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Due to the short-term nature of repurchase agreements, face value approximates fair value. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.
When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions
A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

78

Notes to Financial Statements (Continued)
These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value by MML Advisers. A Fund records on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, a Fund records a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.
Dollar Roll Transactions
A Fund may enter into dollar roll transactions, in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to purchase substantially similar securities on a specified future date from the same party. A Fund may invest in dollar rolls in order to benefit from anticipated changes in pricing for the mortgage-backed securities during the term of the transaction, or for the purpose of creating investment leverage. In a dollar roll, the securities that are to be purchased will be of the same type as the securities sold, but will be supported by different pools of mortgages.
Dollar rolls involve the risk that the Fund’s counterparty will be unable to deliver the mortgage-backed securities underlying the dollar roll at the fixed time. If the counterparty files for bankruptcy or becomes insolvent, a Fund’s use of the transaction proceeds may be restricted pending a determination by the counterparty or its representative, whether to enforce the Fund’s obligation to repurchase the securities. A Fund can incur a loss on a dollar roll transaction (either because its counterparty fails to perform or because the value of the mortgages subject to the transaction declines) and on the investments made by the Fund with the proceeds of the dollar roll transaction.
A Fund accounts for a dollar roll transaction as a purchase and sale whereby the difference in the sales price and purchase price of the security sold is recorded as a realized gain (loss). If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sales price and the future purchase price is recorded as an adjustment to interest income. Dollar roll transactions generally have the effect of creating leverage in a Fund’s portfolio.
Mortgage- and Asset-Backed Securities
A Fund may invest in mortgage- and asset-backed securities. Mortgage-backed securities, including collateralized mortgage obligations and certain stripped mortgage- backed securities, represent a participation in, or are secured by, mortgage loans. Mortgage-backed securities may include securities that are issued or guaranteed by U.S. Government agencies or instrumentalities or other issuers, including private companies. Asset-backed securities are generally structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as consumer loans or receivables and they may be backed by collateralized debt obligations (“CDOs”), including collateralized bond obligations and collateralized loan obligations (“CLOs”).
Investments in mortgage- and asset-backed securities subject a Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Certain of these risks may be higher for investments in mortgage-backed securities composed of subprime mortgages and investments in CDOs and CLOs backed by pools of high-risk, below investment grade debt securities. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. Payment of principal and interest generally depends on the cash flows generated by the underlying assets and the terms of the security. A Fund’s investments in mortgage-backed securities may make a Fund’s net asset value more susceptible to economic, market, political, and other developments affecting the residential and commercial real estate markets and the servicing of mortgage loans secured by real estate properties. Payments on mortgage-backed and many asset-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. A Fund may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be highly volatile. See a Fund’s Portfolio of Investments, if applicable, for mortgage-related and other asset-backed securities as of December 31, 2025.

79

Notes to Financial Statements (Continued)
Securities Lending
Each Fund, other than the U.S. Government Money Market Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).
Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At December 31, 2025, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.
Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.
The Funds employ the Agent to implement their securities lending program and the Agent receives a fee from the Funds for its services. In addition, the Funds may be required to pay a rebate to the Borrower. Accordingly, a Fund’s compensation for lending its securities is reduced by any such fees or rebate paid to the Agent or Borrower, respectively. Income received by the Funds in securities lending transactions during the year ended December 31, 2025, is reflected as securities lending income on the Statement of Operations.
Accounting for Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income and realized capital gain distributions are recorded on the ex-dividend date. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Foreign Currency Translation
The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

80

Notes to Financial Statements (Continued)
Allocation of Operating Activity
In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets. In addition, each of the 60/40 Allocation Fund, 80/20 Allocation Fund, and Blend Fund, will also incur certain fees and expenses indirectly as a shareholder in the Underlying ETFs. Because the Underlying ETFs have varied expense and fee levels, and the 60/40 Allocation Fund, 80/20 Allocation Fund, and Blend Fund may own different proportions of Underlying ETFs at different times, the amount of fees and expenses indirectly incurred by each of the 60/40 Allocation Fund, 80/20 Allocation Fund, and Blend Fund will vary.
Foreign Securities
Each Fund, except for 60/40 Allocation Fund, 80/20 Allocation Fund, and Blend Fund, may invest in foreign securities. In addition, certain Underlying ETFs may invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.
Market Risk
The value of a Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical, public health, and other conditions, as well as investor perceptions of these conditions. A Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.
Dividends and Distributions to Shareholders
Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

81

Notes to Financial Statements (Continued)
3.	Investment Advisory Fees and Other Transactions
Investment Advisory Fees and Investment Subadvisers
MML Advisers, a wholly-owned subsidiary of MassMutual, serves as investment adviser to each Fund. Under the investment advisory agreements between MML Advisers and the Trust on behalf of each Fund, MML Advisers is responsible for providing investment management services for each Fund. In return for these services, MML Advisers receives investment advisory fees, based upon each Fund’s average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

Fund	Investment Advisory Fee
60/40 Allocation Fund	0.30% on the first $2 billion; and
0.28% on assets over $2 billion
80/20 Allocation Fund	0.30% on the first $2 billion; and
0.28% on assets over $2 billion
Blend Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on assets over $500 million
Discovery Large Cap Fund	0.55% on the first $1 billion; and
0.53% on assets over $1 billion
Discovery Mid Cap Fund	0.64% on the first $1 billion; and
0.62% on assets over $1 billion
Equity Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on assets over $500 million
Inflation-Protected and Income Fund	0.60% on the first $100 million;
0.55% on the next $200 million;
0.50% on the next $200 million; and
0.45% on assets over $500 million
Managed Bond Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on assets over $500 million
Short-Duration Bond Fund	0.35% on the first $300 million; and
0.30% on assets over $300 million
Small Cap Equity Fund	0.65% on the first $100 million;
0.60% on the next $100 million;
0.55% on the next $300 million; and
0.50% on assets over $500 million
U.S. Government Money Market Fund	0.50% on the first $100 million;
0.45% on the next $200 million;
0.40% on the next $200 million; and
0.35% on assets over $500 million

82

Notes to Financial Statements (Continued)
MML Advisers has entered into investment subadvisory agreements with Barings LLC (“Barings”), a wholly-owned subsidiary of MM Asset Management Holding LLC, itself a wholly-owned subsidiary of MassMutual Holding LLC, a controlled subsidiary of MassMutual, on behalf of certain Funds. These agreements provide that Barings manage the investment and reinvestment of assets of these Funds. Barings receives a subadvisory fee from MML Advisers, based upon each Fund’s average daily net assets, at the following annual rates:

Inflation-Protected and Income Fund*	0.08%
Managed Bond Fund*	0.10%
Short-Duration Bond Fund*	0.08%
U.S. Government Money Market Fund	0.05%

*
Baring International Investment Limited (“BIIL”), a wholly-owned subsidiary of Barings, serves as a sub-subadviser of the Fund. BIIL does not receive a fee from Barings under the sub-subadvisory agreement with Barings.

MML Advisers has also entered into investment subadvisory agreements for certain Funds with the unaffiliated investment subadviser(s) shown in the following table. MML Advisers pays a subadvisory fee to each of these subadvisers based upon the aggregate net assets under management which include (1) the average daily net assets of the specified Fund which it manages, and, if applicable, (2) the average daily net assets of other Funds or accounts of MML Advisers or its affiliates for which the subadviser provides subadvisory services.

60/40 Allocation Fund	BlackRock Investment Management, LLC
80/20 Allocation Fund	BlackRock Investment Management, LLC
Blend Fund	BlackRock Investment Management, LLC
Discovery Large Cap Fund	Invesco Advisers, Inc.
Discovery Mid Cap Fund	Invesco Advisers, Inc.
Equity Fund	Brandywine Global Investment Management, LLC
Small Cap Equity Fund	Invesco Advisers, Inc.

The applicable Funds’ subadvisory fees are paid monthly by MML Advisers out of the investment advisory fees previously disclosed above.
Administration Fees
For the Funds noted below, under a separate Administrative and Shareholder Services Agreement between the Trust and MML Advisers, on behalf of each Fund, MML Advisers is obligated to provide administrative and shareholder services and bear some Fund-specific administrative expenses. In return for these services, MML Advisers receives an administrative services fee, based upon the average daily net assets of the applicable class of shares of the Funds, at the following annual rates:

	Class II	Service Class I
60/40 Allocation Fund	0.15%	0.15%
80/20 Allocation Fund	0.15%	0.15%
Discovery Large Cap Fund	0.15%	0.15%
Discovery Mid Cap Fund	0.15%	0.15%
Short-Duration Bond Fund	0.15%	0.15%

Distribution and Service Fees
MML Distributors, LLC (the “Distributor”) acts as distributor to the Funds. Pursuant to a Distribution and Services Plan adopted by the Funds pursuant to Rule 12b-1 under the 1940 Act, Service Class shares and Service Class I shares of the Funds pay an annual fee of 0.25% of the average daily net asset value of Service Class shares and Service Class I shares. This fee, or a portion thereof,

83

Notes to Financial Statements (Continued)
is paid to: (i) the Distributor for services provided and expenses incurred by it in connection with the distribution of Service Class shares or Service Class I shares, as applicable, of each Fund; and/or (ii) MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services to Service Class and Service Class I shareholders. The Distributor is a wholly-owned subsidiary of MassMutual.
Expense Caps and Waivers
MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2026, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class II	Service Class I
60/40 Allocation Fund	0.50%	0.75%
80/20 Allocation Fund	0.50%	0.75%

MML Advisers has agreed to cap the fees and expenses of the Funds noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2028, based upon the average daily net assets of the applicable class of shares of the Funds, as follows:

	Class II	Service Class I
Discovery Large Cap Fund	0.80%	1.05%
Discovery Mid Cap Fund	0.85%	1.10%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
Effective April 25, 2025, MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2026, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Initial Class	Service Class
Inflation-Protected and Income Fund	0.64%	0.89%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
Prior to April 25, 2025, MML Advisers had agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Initial Class	Service Class
Inflation-Protected and Income Fund	0.61%	0.86%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.

84

Notes to Financial Statements (Continued)
Effective April 25, 2025, MML Advisers has agreed to cap the fees and expenses of the Fund noted below (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses#, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through April 30, 2027, based upon the average daily net assets of the applicable class of shares of the Fund, as follows:

	Initial Class	Service Class
Managed Bond Fund	0.57%	0.82%

#	Acquired Fund Fees and Expenses are expenses borne indirectly by a Fund through investments in other pooled investment vehicles.
MML Advisers has agreed to voluntarily waive some or all of its investment advisory fees and, if necessary, reimburse some or all of the U.S. Government Money Market Fund’s other expenses, in an attempt to allow the Initial Class shares of the Fund to maintain a 1-day yield of at least approximately 0.00%. MML Advisers may amend or discontinue this waiver at any time without advance notice.
Expense caps and waiver amounts are reflected as a reduction of expenses on the Statements of Operations.
Affiliated Brokerage Commissions
The Fund(s) listed below had portfolio transactions that were placed with brokerage firms which are affiliates of the Fund’s investment adviser or subadviser. Brokerage commissions are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) in the Statements of Operations. The commissions paid to these affiliated firms were as follows:

Affiliated Brokerage Commissions
Small Cap Equity Fund	$2,224

Rebated Brokerage Commissions
The Funds listed below have entered into agreements with certain brokers whereby the brokers will rebate to the Funds, in cash, a portion of brokerage commissions. Rebated brokerage commissions are amounts earned by the Funds and are included with realized gain or loss on investment transactions presented in the Statements of Operations. For the year ended December 31, 2025, brokerage commissions rebated under these agreements were as follows:

Rebated Commissions
Equity Fund	$10,021
Small Cap Equity Fund	473

Deferred Compensation
Trustees of the Funds who are not officers or employees of MassMutual may elect to defer receipt of their annual fees in accordance with terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred shall accrue interest or earnings and are included within Payables for Trustees’ fees and expenses in the Statements of Assets and Liabilities.
Other
Certain officers and trustees of the Funds may also be employees of MassMutual. The compensation of a trustee who is not an employee of MassMutual is borne by the Funds.

85

Notes to Financial Statements (Continued)
4.	Purchases and Sales of Investments
Cost of purchases and proceeds from sales of investment securities (excluding short-term investments) for the year ended December 31, 2025, were as follows:

	Purchases		Sales
	Long-Term U.S. Government Securities	Other Long-Term Securities	Long-Term U.S. Government Securities	Other Long-Term Securities
60/40 Allocation Fund	$—	$17,722,989	$—	$4,330,455
80/20 Allocation Fund	—	57,333,336	—	7,120,644
Blend Fund	—	40,749,534	—	119,155,770
Discovery Large Cap Fund	—	370,540,227	—	31,768,906
Discovery Mid Cap Fund	—	283,191,859	—	25,329,216
Equity Fund	—	531,185,766	—	605,560,587
Inflation-Protected and Income Fund	21,378,390	99,089,071	29,868,780	88,773,957
Managed Bond Fund	621,480,532	303,400,635	587,470,631	246,508,003
Short-Duration Bond Fund	—	47,138,282	619	53,904,904
Small Cap Equity Fund	—	51,774,156	—	63,811,606

The Funds may purchase from, or sell securities to, other affiliated Funds under procedures adopted by the Trustees. These procedures have been designed to ensure that cross trades conducted by the Funds comply with Rule 17a-7 under the 1940 Act. The Funds did not have any cross trade activity during the year.
5.	Capital Share Transactions
Changes in shares outstanding for each Fund were as follows:

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
60/40 Allocation Fund Class II
Sold	55,328	$648,017	14,534	$152,867
Issued as reinvestment of dividends	92,813	1,084,723	57,877	614,867
Redeemed	(6,614)	(77,341)	(5,791)	(61,385)
Net increase (decrease)	141,527	$1,655,399	66,620	$706,349
60/40 Allocation Fund Service Class I
Sold	1,148,233	$12,852,548	1,069,262	$11,249,535
Issued as reinvestment of dividends	103,056	1,201,371	46,120	488,333
Redeemed	(124,964)	(1,398,879)	(67,226)	(711,960)
Net increase (decrease)	1,126,325	$12,655,040	1,048,156	$11,025,908
80/20 Allocation Fund Class II
Sold	89,512	$1,037,343	19,245	$210,198
Issued as reinvestment of dividends	67,555	854,654	53,860	602,685
Redeemed	(14,677)	(181,025)	(3,550)	(38,909)
Net increase (decrease)	142,390	$1,710,972	69,555	$773,974
80/20 Allocation Fund Service Class I
Sold	4,197,874	$51,290,179	1,999,732	$21,992,095
Issued as reinvestment of dividends	204,036	2,579,242	100,917	1,126,796
Redeemed	(337,110)	(3,973,612)	(164,399)	(1,813,356)
Net increase (decrease)	4,064,800	$49,895,809	1,936,250	$21,305,535

86

Notes to Financial Statements (Continued)

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Blend Fund Initial Class
Sold	352,117	$7,740,891	431,995	$9,015,812
Issued as reinvestment of dividends	1,215,576	26,979,506	662,108	14,060,213
Redeemed	(2,931,140)	(65,243,916)	(3,410,345)	(71,056,004)
Net increase (decrease)	(1,363,447)	$(30,523,519)	(2,316,242)	$(47,979,979)
Blend Fund Service Class
Sold	250,578	$5,535,262	616,362	$12,854,738
Issued as reinvestment of dividends	444,698	9,794,542	238,256	5,022,537
Redeemed	(1,825,920)	(40,176,964)	(1,361,098)	(28,071,626)
Net increase (decrease)	(1,130,644)	$(24,847,160)	(506,480)	$(10,194,351)
Discovery Large Cap Fund Class II+
Sold	34,318,820	$343,281,191
Issued as reinvestment of dividends	—	—
Redeemed	(1,042,923)	(10,619,017)
Net increase (decrease)	33,275,897	$332,662,174
Discovery Large Cap Fund Service Class I+
Sold	819,484	$8,195,136
Issued as reinvestment of dividends	—	—
Redeemed	(35,904)	(360,328)
Net increase (decrease)	783,580	$7,834,808
Discovery Mid Cap Fund Class II+
Sold	24,047,595	$240,582,975
Issued as reinvestment of dividends	—	—
Redeemed	(515,948)	(5,301,901)
Net increase (decrease)	23,531,647	$235,281,074
Discovery Mid Cap Fund Service Class I+
Sold	2,856,941	$28,580,832
Issued as reinvestment of dividends	—	—
Redeemed	(63,280)	(647,882)
Net increase (decrease)	2,793,661	$27,932,950
Equity Fund Initial Class
Sold	188,755	$5,862,510	375,316	$11,045,045
Issued as reinvestment of dividends	3,790,319	110,967,936	775,382	23,267,331
Redeemed	(2,723,436)	(83,978,721)	(3,111,677)	(91,208,633)
Net increase (decrease)	1,255,638	$32,851,725	(1,960,979)	$(56,896,257)
Equity Fund Service Class
Sold	116,931	$3,533,271	124,044	$3,469,306
Issued as reinvestment of dividends	342,339	9,778,663	76,105	2,235,132
Redeemed	(570,689)	(17,174,805)	(806,039)	(23,089,414)
Net increase (decrease)	(111,419)	$(3,862,871)	(605,890)	$(17,384,976)
Inflation-Protected and Income Fund Initial Class
Sold	1,063,425	$9,375,516	1,704,831	$14,816,717
Issued as reinvestment of dividends	650,386	5,638,851	728,087	6,327,078
Redeemed	(3,225,516)	(28,370,141)	(3,889,777)	(33,923,831)
Net increase (decrease)	(1,511,705)	$(13,355,774)	(1,456,859)	$(12,780,036)

87

Notes to Financial Statements (Continued)

	Year Ended December 31, 2025		Year Ended December 31, 2024
	Shares	Amount	Shares	Amount
Inflation-Protected and Income Fund Service Class
Sold	914,405	$7,944,687	768,967	$6,617,733
Issued as reinvestment of dividends	214,565	1,843,110	198,173	1,708,253
Redeemed	(803,803)	(6,991,080)	(894,013)	(7,731,134)
Net increase (decrease)	325,167	$2,796,717	73,127	$594,852
Managed Bond Fund Initial Class
Sold	10,829,712	$119,315,971	5,223,011	$56,834,076
Issued as reinvestment of dividends	1,842,875	20,088,879	1,986,057	21,680,815
Redeemed	(8,638,295)	(95,434,290)	(9,744,697)	(106,149,758)
Net increase (decrease)	4,034,292	$43,970,560	(2,535,629)	$(27,634,867)
Managed Bond Fund Service Class
Sold	6,207,535	$68,107,487	2,023,458	$21,863,046
Issued as reinvestment of dividends	667,676	7,251,869	632,321	6,882,049
Redeemed	(2,967,634)	(32,608,773)	(3,681,164)	(39,864,794)
Net increase (decrease)	3,907,577	$42,750,583	(1,025,385)	$(11,119,699)
Short-Duration Bond Fund Class II
Sold	146,372	$1,352,234	1,299,332	$11,723,859
Issued as reinvestment of dividends	366,278	3,329,474	379,903	3,407,732
Redeemed	(1,892,031)	(17,482,941)	(2,366,679)	(21,431,495)
Net increase (decrease)	(1,379,381)	$(12,801,233)	(687,444)	$(6,299,904)
Short-Duration Bond Fund Service Class I
Sold	811,247	$7,477,257	643,275	$5,791,467
Issued as reinvestment of dividends	147,342	1,334,915	124,650	1,115,619
Redeemed	(542,277)	(4,993,358)	(1,109,495)	(10,000,285)
Net increase (decrease)	416,312	$3,818,814	(341,570)	$(3,093,199)
Small Cap Equity Fund Initial Class
Sold	302,090	$3,343,609	388,210	$4,428,558
Issued as reinvestment of dividends	1,532,656	16,195,488	555,086	6,371,680
Redeemed	(1,139,707)	(12,712,016)	(1,105,088)	(12,641,780)
Net increase (decrease)	695,039	$6,827,081	(161,792)	$(1,841,542)
Small Cap Equity Fund Service Class
Sold	300,965	$3,215,114	207,227	$2,311,939
Issued as reinvestment of dividends	397,216	4,047,577	147,795	1,645,371
Redeemed	(445,980)	(4,834,717)	(502,609)	(5,594,243)
Net increase (decrease)	252,201	$2,427,974	(147,587)	$(1,636,933)
U.S. Government Money Market Fund Initial Class
Sold	107,917,300	$107,917,300	94,147,571	$94,147,571
Issued as reinvestment of dividends	7,229,670	7,229,670	9,942,146	9,942,146
Redeemed	(112,829,946)	(112,829,946)	(112,525,680)	(112,525,680)
Net increase (decrease)	2,317,024	$2,317,024	(8,435,963)	$(8,435,963)

+	Fund commenced operations on November 14, 2025.

88

Notes to Financial Statements (Continued)
6.	Federal Income Tax Information
It is each Fund’s intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.
At December 31, 2025, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
60/40 Allocation Fund	$66,009,583	$10,150,685	$(565,003)	$9,585,682
80/20 Allocation Fund	141,212,854	26,702,895	(156,292)	26,546,603
Blend Fund	534,171,562	174,077,943	(21,246,355)	152,831,588
Discovery Large Cap Fund	337,027,364	12,120,633	(6,313,599)	5,807,034
Discovery Mid Cap Fund	260,344,775	10,942,663	(7,672,089)	3,270,574
Equity Fund	650,327,442	259,056,180	(7,884,105)	251,172,075
Inflation-Protected and Income Fund	163,551,510	620,818	(4,114,412)	(3,493,594)
Managed Bond Fund	747,748,181	9,160,222	(24,429,482)	(15,269,260)
Short-Duration Bond Fund	107,147,243	1,027,214	(898,400)	128,814
Small Cap Equity Fund	94,980,098	36,246,543	(4,297,001)	31,949,542

Note: The aggregate cost for investments for the U.S. Government Money Market Fund at December 31, 2025, is the same for financial reporting and U.S. federal income tax purposes.
Net capital loss carryforwards may be applied against any net realized taxable gains in succeeding years. Capital losses may be carried forward indefinitely, and retain the character of the original loss.
At December 31, 2025, the following Fund(s) had accumulated capital loss carryforwards:

	Short Term Capital Loss Carryforward	Long Term Capital Loss Carryforward
Discovery Large Cap Fund	$(1,743,956)	$—
Discovery Mid Cap Fund	(1,421,209)	—
Inflation-Protected and Income Fund	(27,704,453)	(7,549,735)
Managed Bond Fund	(26,147,036)	(88,859,249)
Short-Duration Bond Fund	(6,240,856)	(13,126,867)

Generally accepted accounting principles in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.
The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2025, was as follows:

	Ordinary Income	Long Term Capital Gain
60/40 Allocation Fund	$1,413,790	$872,304
80/20 Allocation Fund	2,097,948	1,335,948
Blend Fund	13,506,890	23,267,158
Equity Fund	24,720,961	96,025,638
Inflation-Protected and Income Fund	7,481,961	—
Managed Bond Fund	27,340,748	—
Short-Duration Bond Fund	4,664,389	—
Small Cap Equity Fund	1,360,883	18,882,182

89

Notes to Financial Statements (Continued)

	Ordinary Income	Long Term Capital Gain
U.S. Government Money Market Fund	7,229,673	—

The tax character of distributions (including capital gain dividends, if any, designated pursuant to Section 852 of the Code) paid during the year ended December 31, 2024, was as follows:

	Ordinary Income	Long Term Capital Gain
60/40 Allocation Fund	$950,461	$152,739
80/20 Allocation Fund	1,360,365	369,116
Blend Fund	12,678,980	6,403,770
Equity Fund	16,570,703	8,931,760
Inflation-Protected and Income Fund	8,035,331	—
Managed Bond Fund	28,562,864	—
Short-Duration Bond Fund	4,523,351	—
Small Cap Equity Fund	—	8,017,051
U.S. Government Money Market Fund	9,942,151	—

The following Fund(s) have elected to pass through the foreign tax credit for the year ended December 31, 2025:

Amount
60/40 Allocation Fund	$19,315
80/20 Allocation Fund	53,504

Capital accounts within the financial statements are periodically adjusted for permanent differences between book and tax accounting. These adjustments have no impact on net assets or the results of operations. Temporary book and tax accounting differences will reverse in subsequent periods. At December 31, 2025, temporary book and tax accounting differences were primarily attributable to the deferral of wash sale losses, deferred Trustee compensation, and other temporary basis adjustments.
At December 31, 2025, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gain (Capital Loss Carryover)	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total
60/40 Allocation Fund	$51,996	$122,771	$—	$9,585,682	$9,760,449
80/20 Allocation Fund	168,580	70,242	—	26,546,603	26,785,425
Blend Fund	13,216,819	23,999,434	(26,184)	152,831,588	190,021,657
Discovery Large Cap Fund	—	(1,743,956)	—	5,807,034	4,063,078
Discovery Mid Cap Fund	—	(1,421,209)	—	3,270,574	1,849,365
Equity Fund	17,312,207	63,748,468	(32,511)	251,173,259	332,201,423
Inflation-Protected and Income Fund	6,795,436	(35,254,188)	(10,765)	(3,493,594)	(31,963,111)
Managed Bond Fund	30,876,066	(115,244,396)	(31,150)	(15,269,260)	(99,668,740)
Short-Duration Bond Fund	4,466,750	(19,367,723)	(4,652)	124,078	(14,781,547)
Small Cap Equity Fund	845,074	12,689,674	(4,204)	31,949,542	45,480,086
U.S. Government Money Market Fund	—	—	(6,770)	—	(6,770)

The Funds did not have any unrecognized tax benefits at December 31, 2025, nor were there any increases or decreases in unrecognized tax benefits for the year then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the year ended December 31, 2025, the Funds did not

90

Notes to Financial Statements (Continued)
incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, or the returns filed to date for Funds in existence less than three years. Foreign taxes are provided for based on the Funds’ understanding of the tax rules and rates that exist in the foreign markets in which they invest.
The Funds adopted Accounting Standards Update (ASU) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, during the reporting period. The adoption of (ASU) 2023-09 did not result in any changes to the Funds’ financial statement presentation or disclosures.
7.	Indemnifications
Under the Funds’ organizational documents, current and former Trustees and Officers are provided with specified rights to indemnification against liabilities arising in connection with the performance of their duties to the Funds, and shareholders are indemnified against personal liability for obligations of the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

91

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of MML Series Investment Fund II:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of MML Series Investment Fund II (the “Funds”) comprising the MML Blend Fund, MML Equity Fund, MML Inflation-Protected and Income Fund, MML Invesco Discovery Large Cap Fund, MML Invesco Discovery Mid Cap Fund, MML Managed Bond Fund, MML Short-Duration Bond Fund, MML U.S. Government Money Market Fund, MML VIP BlackRock iShares® 60/40 Allocation Fund (formerly known as “MML iShares® 60/40 Allocation Fund”), MML VIP BlackRock iShares® 80/20 Allocation Fund (formerly known as “MML iShares® 80/20 Allocation Fund”), and MML VIP Invesco Small Cap Equity Fund (formerly known as “MML Small Cap Equity Fund”), including the portfolios of investments, as of December 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds Comprising the MML Series Investment Fund II	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights

MML Blend Fund, MML Equity Fund, MML Inflation-Protected and Income Fund, MML Managed Bond Fund, MML Short-Duration Bond Fund, MML U.S. Government Money Market Fund, and MML VIP Invesco Small Cap Equity Fund
	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the five years in the period ended December 31, 2025
MML VIP Blackrock iShares® 60/40 Allocation Fund and MML VIP BlackRock iShares® 80/20 Allocation Fund	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025	For each of the three years in the period ended December 31, 2025, and the period from February 11, 2022 (commencement of operations) through December 31, 2022
MML Invesco Discovery Large Cap Fund and MML Invesco Discovery Mid Cap Fund	For the period from November 14, 2025 (commencement of operations) through December 31, 2025

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian, brokers, transfer agents, and agent banks; when replies were not received from brokers or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
February 24, 2026
We have served as the auditor of one or more MassMutual investment companies since 1995.

92

Federal Tax Information (Unaudited)

For the year ended December 31, 2025, the following Fund(s) earned the following foreign sources of income:

Amount
60/40 Allocation Fund	$266,010
80/20 Allocation Fund	645,371

Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
Under Section 854(b)(2) of the Code, the Fund(s) hereby designate the maximum amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the year ended December 31, 2025.
The Fund(s) intend to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in the Treasury Regulations §1.163(j)-1(b).

93

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.

94

Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.

95

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

96

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Trustees’ Approval of Investment Advisory Contracts
At their meeting in September 2025, the Trustees, including the Trustees who are not “interested persons” (as such term is defined in the 1940 Act) of the Trust, MML Advisers, or the subadvisers (the “Independent Trustees”), reviewed and approved changes to the existing subadvisory agreements with BlackRock Investment Management, LLC for the 60/40 Allocation Fund and 80/20 Allocation Fund and Invesco Advisers, Inc. for the Small Cap Equity Fund, respectively (the “Amended Subadvisory Agreements”) intended to allow for the use of each subadviser’s name in the name of the applicable Fund.
Prior to the votes being taken to approve the Amended Subadvisory Agreements discussed above, the Independent Trustees met separately in executive session to discuss the appropriateness of such contracts. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling. The foregoing summary does not detail all of the matters considered.
The Amended Subadvisory Agreements became effective on November 14, 2025.

97

Underwriter:
MML Distributors, LLC
1295 State Street
Springfield, Massachusetts 01111-0001

© 2026 Massachusetts Mutual Life Insurance Company (MassMutual®), Springfield, MA 01111-0001.
All rights reserved. www.MassMutual.com.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics (Item 2) – Attached.

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 (17 CFR 240.10D-1) – Not applicable.

(a)(3) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) – Not applicable.

(a)(5) Change in Registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund II

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	2/24/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Douglas Steele
Douglas Steele, President and Principal Executive Officer

Date	2/24/2026

By (Signature and Title)	/s/ Renée Hitchcock
Renée Hitchcock, Treasurer and Principal Financial Officer

Date	2/24/2026